UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments. –  The schedule of investments for the period November 1, 2005 through July 31, 2006 are filed herewith.

TCW Aggressive Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Biotechnology (6.6% of Net Assets)
10,400	Cubist Pharmaceuticals, Inc.	$238,368	*†
13,300	CV Therapeutics, Inc.	162,925	*†
7,604	Genentech, Inc.	614,555	*†
7,500	Nuvelo, Inc.	127,500	*
6,400	Onyx Pharmaceuticals, Inc.	100,544	*†
6,600	Vertex Pharmaceuticals, Inc.	221,232	*
	Total Biotechnology	1,465,124

	Capital Markets (5.4%)
4,200	Affiliated Managers Group, Inc.	384,510	*†
11,675	SEI Investments Co.	570,441
6,200	T. Rowe Price Group, Inc.	256,122
	Total Capital Markets	1,211,073

	Commercial Banks (0.2%)
1,035	Hancock Holding Co.	53,406

	Commercial Services & Supplies (9.1%)
6,600	Advisory Board Co.	305,778	*
6,600	Corporate Executive Board Co.	620,400
8,600	Monster Worldwide, Inc.	344,000	*
18,600	Resources Connection, Inc.	440,262	*
10,068	Robert Half International, Inc.	325,800
	Total Commercial Services & Supplies	2,036,240

	Communications Equipment (3.4%)
11,446	Research In Motion, Ltd.	751,201	*

	Computers & Peripherals (2.0%)
15,339	Network Appliance, Inc.	455,415	*

	Diversified Consumer Services (3.6%)
13,700	Bright Horizons Family Solutions, Inc.	526,765	*
2,500	Strayer Education, Inc.	270,875	†
	Total Diversified Consumer Services	797,640

	Diversified Financial Services (2.4%)
9,300	GFI Group, Inc.	533,448	*

	Electrical Equipment (1.3%)
8,600	Energy Conversion Devices, Inc.	289,390	*†

	Energy Equipment & Services (6.3%)
9,500	FMC Technologies, Inc.	598,690	*
5,600	Foster Wheeler, Ltd.	213,584	*
13,500	Smith International, Inc.	601,695
	Total Energy Equipment & Services	1,413,969

	Health Care Equipment & Supplies (6.4%)
11,300	Abaxis, Inc.	256,171	*
9,500	Foxhollow Technologies, Inc.	246,905	*†
17,105	IntraLase Corp.	296,601	*†
4,600	Intuitive Surgical, Inc.	437,920	*†
5,300	Palomar Medical Technologies, Inc.	201,877	*†
	Total Health Care Equipment & Supplies	1,439,474

	Health Care Providers & Services (2.0%)
5,876	Express Scripts, Inc.	452,628	*

	Health Care Technology (1.4%)
7,700	Cerner Corp.	311,696	*†

	Hotels, Restaurants, & Leisure (3.9%)
8,680	Ctrip.com International, Ltd. (ADR)	439,338	†
6,700	Wynn Resorts, Ltd.	428,867	*†
	Total Hotels, Restaurants, & Leisure	868,205

	Information Technology Services (7.4%)
13,300	Alliance Data Systems Corp.	682,556	*
7,273	CheckFree Corp.	323,649	*†
9,700	Cognizant Technology Solutions Corp., Class A	635,253	*
	Total Information Technology Services	1,641,458

	Insurance (2.2%)
19,100	National Interstate Corp.	492,016

	Internet & Catalog Retail (1.6%)
17,100	Netflix, Inc.	353,799	*†

	Internet Software & Services (8.3%)
6,700	Akamai Technologies, Inc.	265,521	*†
2,900	Baidu.com, Inc. (ADR)	208,510	*†
21,878	eBay, Inc.	526,603	*
9,700	SINA Corp.	207,192	*
24,038	Yahoo!, Inc.	652,391	*†
	Total Internet Software & Services	1,860,217

	Machinery (1.8%)
10,700	Joy Global, Inc.	401,464

	Oil, Gas & Consumable Fuels (8.3%)
11,700	Frontier Oil Corp.	412,425
8,200	Ultra Petroleum Corp.	480,192	*
9,300	Veritas DGC, Inc.	532,611	*†
9,300	Whiting Petroleum Corp.	434,310	*†
	Total Oil, Gas & Consumable Fuels	1,859,538

	Pharmaceuticals (0.7%)
15,700	Salix Pharmaceuticals, Ltd.	160,140	*

	Semiconductors & Semiconductor Equipment (7.6%)
15,350	Broadcom Corp., Class A	368,247	*
9,500	Hittite Microwave Corp.	387,125	*†
24,400	Marvell Technology Group, Ltd.	452,620	*
13,100	Silicon Laboratories, Inc.	483,652	*
	Total Semiconductors & Semiconductor Equipment	1,691,644

	Software (5.9%)
10,600	ANSYS, Inc.	486,434	*
62,820	Opsware, Inc.	436,599	*
15,100	Salesforce.com, Inc.	388,070	*†
	Total Software	1,311,103
	Total Common Stock (Cost: $18,770,264) (97.8%)	21,850,288

Principal Amount	Short-Term Investments	Value
$228,384	Abbey National PLC, 5.29%, due 08/11/06	$228,384	* *
163,132	ABN Amro Bank NV, 5.305%, due 11/21/06	163,132	* *
104,404	Bank of America, 5.27%, due 09/12/06	104,404	* *
130,505	Bank of Montreal, 5.29%, due 08/03/06	130,505	* *
163,132	Bank of Nova Scotia (The), 5.29%, due 08/08/06	163,132	* *
163,132	Bank of Nova Scotia (The), 5.32%, due 08/16/06	163,132	* *
163,132	Bank of the West, 5.25%, due 08/07/06	163,132	* *
326,263	Barclays Bank PLC, 5.15%, due 08/01/06	326,263	* *
63,823	Barton Capital LLC, 5.283%, due 08/04/06	63,823	* *
195,758	Branch Banker & Trust, 5.355%, due 08/28/06	195,758	* *

163,132	Calyon, 5.3%, due 08/08/06	163,132	* *
65,253	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	65,253	* *
65,253	Charta LLC, 5.376%, due 08/23/06	65,253	* *
65,253	Compass Securitization, 5.365%, due 08/21/06	65,253	* *
97,879	CRC Funding LLC, 5.376%, due 08/23/06	97,879	* *
163,132	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	163,132	* *
163,132	Dexia Group, 5.3%, due 08/09/06	163,132	* *
96,589	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	96,589	* *
97,879	Fortis Bank, 5.29%, due 08/07/06	97,879	* *
163,132	General Electric Capital Corp., 5.26%, due 08/02/06	163,132	* *
65,253	Grampian Funding LLC, 5.365%, due 08/21/06	65,253	* *
65,253	Greyhawk Funding, 5.389%, due 08/21/06	65,253	* *
163,132	Harris NA, 5.29%, due 08/07/06	163,132	* *
454,176	Investors Bank & Trust Depository Reserve, 3.61%	454,176
194,312	Liberty Street, 5.344%, due 08/16/06	194,312	* *
65,253	Lloyds TSB Bank, 5.28%, due 08/10/06	65,253	* *
257,284	National Australia Bank, 5.29%, due 08/01/06	257,284	* *
65,253	Paradigm Funding LLC, 5.341%, due 08/15/06	65,253	* *
129,216	Park Avenue Receivables Corp., 5.291%, due 08/01/06	129,216	* *
65,253	Prefco, 5.355%, due 08/21/06	65,253	* *
65,253	Ranger Funding, 5.423%, due 09/19/06	65,253	* *
81,566	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	81,566	* *
151,975	Svenska Handlesbanken, 5.29%, due 08/01/06	151,975	* *
97,879	Toronto Dominion Bank, 5.4%, due 09/22/06	97,879	* *
195,758	UBS AG, 5.25%, due 08/04/06	195,758	* *
149,366	Variable Funding Capital Co., 5.272%, due 08/02/06	149,366	* *
195,758	Wells Fargo & Co., 5.33%, due 08/15/06	195,758	* *
163,132	Wells Fargo & Co., 5.4%, due 09/05/06	163,132	* *
	Total Short-Term Investments (Cost: $5,467,371) (24.4%)	5,467,371

	Total Investments (Cost: $24,237,635) (122.2%)	27,317,659
	Liabilities in Excess of Other Assets (-22.2%)	(4,969,575)
	Net Assets (100.0%)	$22,348,084

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.
* *		Represents investment of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
Short-Term Investments consists of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Biotechnology	6.6%
Capital Markets	5.4
Commercial Banks	0.2
Commercial Services & Supplies	9.1
Communications Equipment	3.4
Computers & Peripherals	2.0
Diversified Consumer Services	3.6
Diversified Financial Services	2.4
Electrical Equipment	1.3
Energy Equipment & Services	6.3
Health Care Equipment & Supplies	6.4
Health Care Providers & Services	2.0
Health Care Technology	1.4
Hotels, Restaurants, & Leisure	3.9
Information Technology Services	7.4
Insurance	2.2
Internet & Catalog Retail	1.6

Internet Software & Services	8.3
Machinery	1.8
Oil, Gas & Consumable Fuels	8.3
Pharmaceuticals	0.7
Semiconductors & Semiconductor Equipment	7.6
Software	5.9
Short-Term Investments	24.4
Total	122.2%

See accompanying Notes to Schedules of Investments

TCW Diversified Value Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (2.5% of Net Assets)
42,650	Boeing Co.	$3,301,963
231,509	Honeywell International, Inc.	8,959,398
	Total Aerospace & Defense	12,261,361

	Automobiles (1.7%)
255,550	General Motors Corp.	8,236,376

	Biotechnology (1.4%)
688,200	Millennium Pharmaceuticals, Inc.	6,758,124	*†

	Capital Markets (3.1%)
205,900	Merrill Lynch & Co., Inc.	14,993,638

	Commercial Services & Supplies (1.1%)
160,400	Waste Management, Inc.	5,514,552

	Communications Equipment (1.5%)
3,314,500	Lucent Technologies, Inc.	7,059,885	*

	Computers & Peripherals (7.0%)
446,757	Hewlett-Packard Co.	14,256,016
125,500	International Business Machines Corp.	9,714,955
2,340,500	Sun Microsystems, Inc.	10,181,175	*
	Total Computers & Peripherals	34,152,146

	Consumer Finance (2.9%)
132,150	American Express Co.	6,879,729
95,800	Capital One Financial Corp.	7,410,130
	Total Consumer Finance	14,289,859

	Diversified Financial Services (3.8%)
400,918	JPMorgan Chase & Co.	18,289,879

	Diversified Telecommunication Services (6.2%)
435,400	AT&T, Inc.	13,057,646
2,135,100	Qwest Communications International, Inc.	17,059,449	*†
	Total Diversified Telecommunication Services	30,117,095

	Electric Utilities (1.6%)
221,550	American Electric Power Co., Inc.	8,002,386

	Electronic Equipment & Instruments (1.0%)
1,663,300	Solectron Corp.	5,023,166	*

	Food Products (2.5%)
372,100	Kraft Foods, Inc., Class A	12,056,040	†

	Health Care Equipment & Supplies (1.1%)
323,900	Boston Scientific Corp.	5,509,539	*

	Health Care Providers & Services (6.3%)
165,900	Aetna, Inc.	5,224,191
150,200	HCA, Inc.	7,383,832
204,300	Medco Health Solutions, Inc.	12,121,119	*
1,001,050	Tenet Healthcare Corp.	5,926,216	*†
	Total Health Care Providers & Services	30,655,358

	Household Durables (2.5%)
260,600	Sony Corp. (ADR)	11,984,994

	Household Products (1.5%)
115,950	Kimberly-Clark Corp.	7,078,748

	Information Technology Services (1.8%)
361,300	Electronic Data Systems Corp.	8,635,070

	Insurance (6.1%)
138,850	American International Group, Inc.	8,424,030
210,700	Chubb Corp.	10,623,494
228,200	The St. Paul Travelers Companies, Inc.	10,451,560
	Total Insurance	29,499,084

	Leisure Equipment & Products (2.0%)
547,000	Mattel, Inc.	9,867,880

	Media (6.4%)
312,900	Clear Channel Communications, Inc.	9,058,455
289,300	Comcast Corp., Class A	9,946,134	*†
162,100	Reader’s Digest Association, Inc.	2,214,286
604,150	Time Warner, Inc.	9,968,475
	Total Media	31,187,350

	Metals & Mining (1.1%)
84,200	United States Steel Corp.	5,310,494	†

	Multiline Retail (2.9%)
177,888	Federated Department Stores, Inc.	6,245,648
58,633	Sears Holdings Corp.	8,047,379	*
	Total Multiline Retail	14,293,027

	Oil, Gas & Consumable Fuels (5.2%)
105,000	Chevron Corp.	6,906,900
266,244	ConocoPhillips	18,274,988
	Total Oil, Gas & Consumable Fuels	25,181,888

	Paper & Forest Products (1.6%)
300,200	MeadWestvaco Corp.	7,841,224

	Personal Products (0.9%)
151,000	Avon Products, Inc.	4,377,490

	Pharmaceuticals (4.8%)
143,600	Pfizer, Inc.	3,732,164
241,200	Watson Pharmaceuticals, Inc.	5,400,468	*
296,000	Wyeth	14,347,120
	Total Pharmaceuticals	23,479,752

	Road & Rail (4.8%)
105,200	Con-way, Inc.	5,205,296
297,100	CSX Corp.	18,028,028
	Total Road & Rail	23,233,324

	Semiconductors & Semiconductor Equipment (3.4%)
542,300	Intel Corp.	9,761,400
287,100	Intersil Corp., Class A	6,749,721
	Total Semiconductors & Semiconductor Equipment	16,511,121

	Specialty Retail (1.3%)
176,300	Office Depot, Inc.	6,355,615	*

	Thrifts & Mortgage Finance (1.5%)
147,600	Fannie Mae	7,071,516
	Total Common Stock (Cost: $422,975,233) (91.5%)	444,827,981

Principal
Amount	Short-Term Investments	Value
$1,546,442	Abbey National PLC, 5.29%, due 08/11/06	$1,546,443	* *
1,104,602	ABN Amro Bank NV, 5.305%, due 11/21/06	1,104,602	* *
706,945	Bank of America, 5.27%, due 09/12/06	706,944	* *
883,681	Bank of Montreal, 5.29%, due 08/03/06	883,680	* *
1,104,602	Bank of Nova Scotia (The), 5.29%, due 08/08/06	1,104,601	* *
1,104,602	Bank of Nova Scotia (The), 5.32%, due 08/16/06	1,104,601	* *
1,104,602	Bank of the West, 5.25%, due 08/07/06	1,104,601	* *
2,209,203	Barclays Bank PLC, 5.15%, due 08/01/06	2,209,203	* *
432,157	Barton Capital LLC, 5.283%, due 08/04/06	432,157	* *
1,325,522	Branch Banker & Trust, 5.355%, due 08/28/06	1,325,522	* *
1,104,602	Calyon, 5.3%, due 08/08/06	1,104,602	* *
441,841	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	441,841	* *
441,841	Charta LLC, 5.376%, due 08/23/06	441,840	* *
441,841	Compass Securitization, 5.365%, due 08/21/06	441,840	* *
662,761	CRC Funding LLC, 5.376%, due 08/23/06	662,761	* *
1,104,602	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	1,104,602	* *
1,104,602	Dexia Group, 5.3%, due 08/09/06	1,104,601	* *
654,029	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	654,029	* *
662,761	Fortis Bank, 5.29%, due 08/07/06	662,760	* *
1,104,602	General Electric Capital Corp., 5.26%, due 08/02/06	1,104,602	* *
441,841	Grampian Funding LLC, 5.365%, due 08/21/06	441,841	* *
441,841	Greyhawk Funding, 5.389%, due 08/21/06	441,841	* *
1,104,602	Harris NA, 5.29%, due 08/07/06	1,104,602	* *
40,979,384	Investors Bank & Trust Depository Reserve, 3.61%	40,979,384
1,315,728	Liberty Street, 5.344%, due 08/16/06	1,315,728	* *
441,841	Lloyds TSB Bank, 5.28%, due 08/10/06	441,841	* *
1,742,126	National Australia Bank, 5.29%, due 08/01/06	1,742,126	* *
441,841	Paradigm Funding LLC, 5.341%, due 08/15/06	441,841	* *
874,949	Park Avenue Receivables Corp., 5.291%, due 08/01/06	874,949	* *
441,841	Prefco, 5.355%, due 08/21/06	441,841	* *
441,841	Ranger Funding, 5.423%, due 09/19/06	441,841	* *
552,301	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	552,301	* *
1,029,061	Svenska Handlesbanken, 5.29%, due 08/01/06	1,029,061	* *
662,761	Toronto Dominion Bank, 5.4%, due 09/22/06	662,761	* *
1,325,522	UBS AG, 5.25%, due 08/04/06	1,325,522	* *
1,011,392	Variable Funding Capital Co., 5.272%, due 08/02/06	1,011,392	* *
1,325,522	Wells Fargo & Co., 5.33%, due 08/15/06	1,325,522	* *
1,104,602	Wells Fargo & Co., 5.4%, due 09/05/06	1,104,602	* *
	Total Short-Term Investments (Cost: $74,924,828) (15.4%)	74,924,828

	Total Investments (Cost: $497,900,061) (106.9%)	519,752,809
	Liabilities in Excess of Other Assets (-6.9%)	(33,366,056)
	Net Assets (100.0%)	$486,386,753

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.
* *		Represents investment of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	2.5%
Automobiles	1.7
Biotechnology	1.4
Capital Markets	3.1
Commercial Services & Supplies	1.1
Communications Equipment	1.5
Computers & Peripherals	7.0

Consumer Finance	2.9
Diversified Financial Services	3.8
Diversified Telecommunication Services	6.2
Electric Utilities	1.6
Electronic Equipment & Instruments	1.0
Food Products	2.5
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	6.3
Household Durables	2.5
Household Products	1.5
Information Technology Services	1.8
Insurance	6.1
Leisure Equipment & Products	2.0
Media	6.4
Metals & Mining	1.1
Multiline Retail	2.9
Oil, Gas & Consumable Fuels	5.2
Paper & Forest Products	1.6
Personal Products	0.9
Pharmaceuticals	4.8
Road & Rail	4.8
Semiconductors & Semiconductor Equipment	3.4
Specialty Retail	1.3
Thrifts & Mortgage Finance	1.5
Short-Term Investments	15.4
Total	106.9%

See accompanying Notes to Schedules of Investments

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (1.5% of Net Assets)
442,100	Honeywell International, Inc.	$17,109,270

	Automobiles (1.7%)
618,900	General Motors Corp.	19,947,147

	Capital Markets (2.8%)
443,400	Merrill Lynch & Co., Inc.	32,288,388

	Chemicals (3.7%)
213,700	Air Products & Chemicals, Inc.	13,661,841
599,900	Du Pont (E.I.) de Nemours & Co.	23,792,034
272,800	Lyondell Chemical Co.	6,075,256
	Total Chemicals	43,529,131

	Commercial Services & Supplies (1.8%)
625,400	Waste Management, Inc.	21,501,252

	Communications Equipment (3.9%)
5,063,400	Lucent Technologies, Inc.	10,785,042	*
1,762,400	Nokia Oyj (ADR)	34,983,640
	Total Communications Equipment	45,768,682

	Computers & Peripherals (5.3%)
874,900	Hewlett-Packard Co.	27,918,059
270,800	International Business Machines Corp.	20,962,628
2,890,400	Sun Microsystems, Inc.	12,573,240	*†
	Total Computers & Peripherals	61,453,927

	Consumer Finance (1.6%)
234,500	Capital One Financial Corp.	18,138,575	†

	Containers & Packaging (3.0%)
1,520,800	Packaging Corp. of America	34,871,944

	Diversified Financial Services (6.4%)
678,800	Citigroup, Inc.	32,792,828
930,700	JPMorgan Chase & Co.	42,458,534
	Total Diversified Financial Services	75,251,362

	Diversified Telecommunication Services (6.9%)
1,211,200	AT&T, Inc.	36,323,888
925,880	BCE, Inc.	21,589,878	†
2,283,900	Qwest Communications International, Inc.	18,248,361	*†
369,008	Windstream Corp.	4,623,670
	Total Diversified Telecommunication Services	80,785,797

	Electric Utilities (2.0%)
647,600	American Electric Power Co., Inc.	23,391,312

	Food Products (4.1%)
704,800	Kraft Foods, Inc., Class A	22,835,520	†
1,463,200	Sara Lee Corp.	24,728,080
	Total Food Products	47,563,600

	Health Care Equipment & Supplies (0.9%)
649,900	Boston Scientific Corp.	11,054,799	*

	Health Care Providers & Services (3.4%)
399,300	Aetna, Inc.	12,573,957
362,600	HCA, Inc.	17,825,416
1,653,295	Tenet Healthcare Corp.	9,787,507	*†
	Total Health Care Providers & Services	40,186,880

	Hotels, Restaurants, & Leisure (1.0%)
317,400	McDonald’s Corp.	11,232,786

	Household Durables (1.0%)
253,000	Sony Corp. (ADR)	11,635,470

	Household Products (1.7%)
315,100	Kimberly-Clark Corp.	19,236,855

	Information Technology Services (1.8%)
898,000	Electronic Data Systems Corp.	21,462,200

	Insurance (6.4%)
328,200	American International Group, Inc.	19,911,894
473,800	Chubb Corp.	23,888,996
687,000	The St. Paul Travelers Companies, Inc.	31,464,600
	Total Insurance	75,265,490

	Leisure Equipment & Products (1.7%)
1,079,100	Mattel, Inc.	19,466,964

	Media (6.6%)
737,600	Clear Channel Communications, Inc.	21,353,520
666,100	Comcast Corp., Class A	22,900,518	*†
395,000	Reader’s Digest Association, Inc.	5,395,700
1,392,900	Regal Entertainment Group, Class A	27,384,414	†
	Total Media	77,034,152

	Metals & Mining (1.0%)
190,200	United States Steel Corp.	11,995,914	†

	Multiline Retail (2.6%)
380,792	Federated Department Stores, Inc.	13,369,607
121,780	Sears Holdings Corp.	16,714,305	*
	Total Multiline Retail	30,083,912

	Oil, Gas & Consumable Fuels (5.0%)
274,700	Chevron Corp.	18,069,766	†
591,300	ConocoPhillips	40,586,832
	Total Oil, Gas & Consumable Fuels	58,656,598

	Paper & Forest Products (1.8%)
816,400	MeadWestvaco Corp.	21,324,368

	Personal Products (0.7%)
273,700	Avon Products, Inc.	7,934,563

	Pharmaceuticals (6.3%)
854,000	Pfizer, Inc.	22,195,460
744,800	Watson Pharmaceuticals, Inc.	16,676,072	*
719,100	Wyeth	34,854,777
	Total Pharmaceuticals	73,726,309

	Real Estate (2.2%)
433,300	CapitalSource, Inc.	10,221,547	†
778,900	Crescent Real Estate Equities Co. (REIT)	15,204,128
	Total Real Estate	25,425,675

	Road & Rail (4.9%)
140,600	Con-way, Inc.	6,956,888
509,700	CSX Corp.	30,928,596	†
225,400	Union Pacific Corp.	19,159,000
	Total Road & Rail	57,044,484

	Semiconductors & Semiconductor Equipment (1.9%)
1,256,200	Intel Corp.	22,611,600

	Thrifts & Mortgage Finance (1.2%)
296,100	Fannie Mae	14,186,151

	Wireless Telecommunication Services (1.7%)
356,900	Alltel Corp.	19,690,173
	Total Common Stock (Cost: $1,078,154,052) (98.5%)	1,150,855,730

Principal
Amount	Short-Term Investments	Value
$4,833,426	Abbey National PLC, 5.29%, due 08/11/06	$4,833,426	* *
3,452,450	ABN Amro Bank NV, 5.305%, due 11/21/06	3,452,450	* *
2,209,568	Bank of America, 5.27%, due 09/12/06	2,209,568	* *
2,761,960	Bank of Montreal, 5.29%, due 08/03/06	2,761,960	* *
3,452,450	Bank of Nova Scotia (The), 5.29%, due 08/08/06	3,452,450	* *
3,452,450	Bank of Nova Scotia (The), 5.32%, due 08/16/06	3,452,450	* *
3,452,450	Bank of the West, 5.25%, due 08/07/06	3,452,450	* *
6,904,899	Barclays Bank PLC, 5.15%, due 08/01/06	6,904,899	* *
1,350,713	Barton Capital LLC, 5.283%, due 08/04/06	1,350,713	* *
4,142,940	Branch Banker & Trust, 5.355%, due 08/28/06	4,142,940	* *
3,452,450	Calyon, 5.3%, due 08/08/06	3,452,450	* *
1,380,980	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	1,380,980	* *
1,380,980	Charta LLC, 5.376%, due 08/23/06	1,380,980	* *
1,380,980	Compass Securitization, 5.365%, due 08/21/06	1,380,980	* *
2,071,470	CRC Funding LLC, 5.376%, due 08/23/06	2,071,470	* *
3,452,450	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	3,452,450	* *
3,452,450	Dexia Group, 5.3%, due 08/09/06	3,452,450	* *
2,044,178	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	2,044,178	* *
2,071,470	Fortis Bank, 5.29%, due 08/07/06	2,071,470	* *
3,452,450	General Electric Capital Corp., 5.26%, due 08/02/06	3,452,450	* *
1,380,980	Grampian Funding LLC, 5.365%, due 08/21/06	1,380,980	* *
1,380,980	Greyhawk Funding, 5.389%, due 08/21/06	1,380,980	* *
3,452,450	Harris NA, 5.29%, due 08/07/06	3,452,450	* *
25,395,593	Investors Bank & Trust Depository Reserve, 3.61%	25,395,593
4,112,328	Liberty Street, 5.344%, due 08/16/06	4,112,328	* *
1,380,980	Lloyds TSB Bank, 5.28%, due 08/10/06	1,380,980	* *
5,445,043	National Australia Bank, 5.29%, due 08/01/06	5,445,043	* *
1,380,980	Paradigm Funding LLC, 5.341%, due 08/15/06	1,380,980	* *
2,734,668	Park Avenue Receivables Corp., 5.291%, due 08/01/06	2,734,668	* *
1,380,980	Prefco, 5.355%, due 08/21/06	1,380,980	* *
1,380,980	Ranger Funding, 5.423%, due 09/19/06	1,380,980	* *
1,726,225	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	1,726,225	* *
3,216,346	Svenska Handlesbanken, 5.29%, due 08/01/06	3,216,346	* *
2,071,470	Toronto Dominion Bank, 5.4%, due 09/22/06	2,071,470	* *
4,142,940	UBS AG, 5.25%, due 08/04/06	4,142,940	* *
3,161,121	Variable Funding Capital Co., 5.272%, due 08/02/06	3,161,121	* *
4,142,940	Wells Fargo & Co., 5.33%, due 08/15/06	4,142,940	* *
3,452,450	Wells Fargo & Co., 5.4%, due 09/05/06	3,452,450	* *
	Total Short-Term Investments (Cost: $131,492,618) (11.3%)	131,492,618

	Total Investments (Cost: $1,209,646,670) (109.8%)	1,282,348,348
	Liabilities in Excess of Other Assets (-9.8%)	(114,640,199)
	Net Assets (100.0%)	$1,167,708,149

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT	-	Real Estate Investment Trust.

*		Non-income producing.
* *		Represents investment of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.5%
Automobiles	1.7
Capital Markets	2.8
Chemicals	3.7
Commercial Services & Supplies	1.8
Communications Equipment	3.9
Computers & Peripherals	5.3
Consumer Finance	1.6
Containers & Packaging	3.0
Diversified Financial Services	6.4
Diversified Telecommunication Services	6.9
Electric Utilities	2.0
Food Products	4.1
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	3.4
Hotels, Restaurants, & Leisure	1.0
Household Durables	1.0
Household Products	1.7
Information Technology Services	1.8
Insurance	6.4
Leisure Equipment & Products	1.7
Media	6.6
Metals & Mining	1.0
Multiline Retail	2.6
Oil, Gas & Consumable Fuels	5.0
Paper & Forest Products	1.8
Personal Products	0.7
Pharmaceuticals	6.3
Real Estate	2.2
Road & Rail	4.9
Semiconductors & Semiconductor Equipment	1.9
Thrifts & Mortgage Finance	1.2
Wireless Telecommunication Services	1.7
Short-Term Investments	11.3
Total	109.8%

See accompanying Notes to Schedules of Investments

TCW Equities Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (6.2% of Net Assets)
20,250	General Dynamics Corp.	$1,357,154
22,900	Honeywell International, Inc.	886,230
22,400	Lockheed Martin Corp.	1,784,832
23,740	Northrop Grumman Corp.	1,571,351
	Total Aerospace & Defense	5,599,567

	Air Freight & Logistics (1.4%)
18,400	United Parcel Service, Inc., Class B	1,267,944

	Building Products (1.4%)
47,200	Masco Corp.	1,261,656

	Capital Markets (4.5%)
16,450	Goldman Sachs Group, Inc.	2,512,737
11,900	Merrill Lynch & Co., Inc.	866,558
41,850	The Charles Schwab Corp.	664,578
	Total Capital Markets	4,043,873

	Chemicals (6.2%)
33,360	Air Products & Chemicals, Inc.	2,132,705
18,300	Du Pont (E.I.) de Nemours & Co.	725,778
50,665	Ecolab, Inc.	2,182,142	†
9,950	Praxair, Inc.	545,658
	Total Chemicals	5,586,283

	Commercial Banks (4.6%)
28,040	Bank of America Corp.	1,444,901
36,700	Wells Fargo & Co.	2,654,878
	Total Commercial Banks	4,099,779

	Communications Equipment (2.9%)
22,850	Motorola, Inc.	520,066
106,500	Nokia Oyj (ADR)	2,114,025
	Total Communications Equipment	2,634,091

	Computers & Peripherals (0.9%)
11,000	International Business Machines Corp.	851,510

	Consumer Finance (1.0%)
16,650	American Express Co.	866,799

	Diversified Financial Services (7.2%)
73,567	Citigroup, Inc.	3,554,022
64,844	JPMorgan Chase & Co.	2,958,183
	Total Diversified Financial Services	6,512,205

	Electric Utilities (3.4%)
53,235	Exelon Corp.	3,082,307	†

	Electrical Equipment (2.3%)
26,600	Emerson Electric Co.	2,099,272

	Energy Equipment & Services (10.2%)
21,200	GlobalSantaFe Corp.	1,164,516
92,310	Halliburton Co.	3,079,462
28,400	Noble Corp.	2,037,700
12,560	Schlumberger, Ltd.	839,636
26,794	Transocean, Inc.	2,069,301	*
	Total Energy Equipment & Services	9,190,615

	Food & Staples Retailing (3.2%)
22,070	Costco Wholesale Corp.	1,164,413
61,155	Sysco Corp.	1,687,878
	Total Food & Staples Retailing	2,852,291

	Home Construction, Furnishings & Appliances (2.6%)
110,800	D.R. Horton, Inc.	2,374,444	†

	Household Durables (0.6%)
19,900	Pulte Homes, Inc.	567,150

	Industrial Conglomerates (4.7%)
24,935	3M Co.	1,755,424
75,405	General Electric Co.	2,464,989
	Total Industrial Conglomerates	4,220,413

	Insurance (6.9%)
13,000	Allstate Corp.	738,660
58,850	American International Group, Inc.	3,570,430
5,950	Hartford Financial Services Group	504,798
51,280	Marsh & McLennan Companies, Inc.	1,386,098
	Total Insurance	6,199,986

	Machinery (2.0%)
28,060	Danaher Corp.	1,829,512

	Metals & Mining (2.8%)
24,600	Newmont Mining Corp.	1,260,258
5,935	Rio Tinto PLC (ADR)	1,239,762
	Total Metals & Mining	2,500,020

	Multiline Retail (3.5%)
55,700	Kohl’s Corp.	3,154,291	*

	Oil, Gas & Consumable Fuels (11.9%)
12,800	Anadarko Petroleum Corp.	585,472
25,900	Apache Corp.	1,825,173
77,096	Exxon Mobil Corp.	5,222,483
41,400	Peabody Energy Corp.	2,065,860	†
15,500	Valero Energy Corp.	1,045,165
	Total Oil, Gas & Consumable Fuels	10,744,153

	Road & Rail (1.8%)
27,000	CSX Corp.	1,638,360

	Specialty Retail (3.1%)
39,000	Best Buy Co., Inc.	1,768,260	†
29,800	Home Depot, Inc.	1,034,358
	Total Specialty Retail	2,802,618

	Thrifts & Mortgage Finance (3.7%)
93,000	Countrywide Financial Corp.	3,332,190

	Transportation (0.8%)
16,670	Norfolk Southern Corp.	723,811
	Total Common Stock (Cost: $74,996,181) (99.8%)	90,035,140

Number of
Shares		Value
	Rights and Warrants (Cost: $0) (0.0%)
2,110	Raytheon Co., Strike Price $37.50, Expires 06/16/11	$27,219

	Total Equity Securities (Cost: $74,996,181) (99.8%)	90,062,359

Principal Amount	Short-Term Investments	Value
$342,294	Abbey National PLC, 5.29%, due 08/11/06	$342,294	* *
244,496	ABN Amro Bank NV, 5.305%, due 11/21/06	244,496	* *
156,477	Bank of America, 5.27%, due 09/12/06	156,477	* *
195,597	Bank of Montreal, 5.29%, due 08/03/06	195,597	* *
244,496	Bank of Nova Scotia (The), 5.29%, due 08/08/06	244,496	* *
244,496	Bank of Nova Scotia (The), 5.32%, due 08/16/06	244,496	* *
244,496	Bank of the West, 5.25%, due 08/07/06	244,496	* *
488,991	Barclays Bank PLC, 5.15%, due 08/01/06	488,991	* *
95,655	Barton Capital LLC, 5.283%, due 08/04/06	95,655	* *
293,395	Branch Banker & Trust, 5.355%, due 08/28/06	293,395	* *
244,496	Calyon, 5.3%, due 08/08/06	244,496	* *
97,798	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	97,798	* *
97,798	Charta LLC, 5.376%, due 08/23/06	97,798	* *
97,798	Compass Securitization, 5.365%, due 08/21/06	97,798	* *
146,697	CRC Funding LLC, 5.376%, due 08/23/06	146,697	* *
244,496	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	244,496	* *
244,496	Dexia Group, 5.3%, due 08/09/06	244,496	* *
144,765	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	144,765	* *
146,697	Fortis Bank, 5.29%, due 08/07/06	146,697	* *
244,496	General Electric Capital Corp., 5.26%, due 08/02/06	244,496	* *
97,798	Grampian Funding LLC, 5.365%, due 08/21/06	97,798	* *
97,798	Greyhawk Funding, 5.389%, due 08/21/06	97,798	* *
244,496	Harris NA, 5.29%, due 08/07/06	244,496	* *
203,170	Investors Bank & Trust Depository Reserve, 3.61%	203,170
291,227	Liberty Street, 5.344%, due 08/16/06	291,227	* *
97,798	Lloyds TSB Bank, 5.28%, due 08/10/06	97,798	* *
385,607	National Australia Bank, 5.29%, due 08/01/06	385,607	* *
97,798	Paradigm Funding LLC, 5.341%, due 08/15/06	97,798	* *
193,664	Park Avenue Receivables Corp., 5.291%, due 08/01/06	193,664	* *
97,798	Prefco, 5.355%, due 08/21/06	97,798	* *
97,798	Ranger Funding, 5.423%, due 09/19/06	97,798	* *
122,248	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	122,248	* *
227,775	Svenska Handlesbanken, 5.29%, due 08/01/06	227,775	* *
146,697	Toronto Dominion Bank, 5.4%, due 09/22/06	146,697	* *
293,395	UBS AG, 5.25%, due 08/04/06	293,395	* *
223,864	Variable Funding Capital Co., 5.272%, due 08/02/06	223,864	* *
293,395	Wells Fargo & Co., 5.33%, due 08/15/06	293,395	* *
244,496	Wells Fargo & Co., 5.4%, due 09/05/06	244,496	* *
	Total Short-Term Investments (Cost: $7,716,752) (8.6%)	7,716,752

	Total Investments (Cost: $82,712,933) (108.4%)	97,779,111
	Liabilities in Excess of Other Assets (-8.4%)	(7,581,439)
	Net Assets (100.0%)	$90,197,672

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.
* *		Represents investment of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	6.2%
Air Freight & Logistics	1.4
Building Products	1.4
Capital Markets	4.5
Chemicals	6.2

Commercial Banks	4.6
Communications Equipment	2.9
Computers & Peripherals	0.9
Consumer Finance	1.0
Diversified Financial Services	7.2
Electric Utilities	3.4
Electrical Equipment	2.3
Energy Equipment & Services	10.2
Food & Staples Retailing	3.2
Home Construction, Furnishings & Appliances	2.6
Household Durables	0.6
Industrial Conglomerates	4.7
Insurance	6.9
Machinery	2.0
Metals & Mining	2.8
Multiline Retail	3.5
Oil, Gas & Consumable Fuels	11.9
Road & Rail	1.8
Specialty Retail	3.1
Thrifts & Mortgage Finance	3.7
Transportation	0.8
Short-Term Investments	8.6
Total	108.4%

See accompanying Notes to Schedules of Investments

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (7.8% of Net Assets)
6,170	General Dynamics Corp.	$413,513
9,700	Lockheed Martin Corp.	772,896
12,205	Northrop Grumman Corp.	807,849
	Total Aerospace & Defense	1,994,258

	Building Products (2.8%)
26,500	Masco Corp.	708,345

	Capital Markets (3.1%)
5,150	Goldman Sachs Group, Inc.	786,662

	Chemicals (7.1%)
10,045	Air Products & Chemicals, Inc.	642,177
27,065	Ecolab, Inc.	1,165,690
	Total Chemicals	1,807,867

	Communications Equipment (3.3%)
42,900	Nokia Oyj (ADR)	851,565

	Diversified Financial Services (7.6%)
19,750	Citigroup, Inc.	954,122
21,540	JPMorgan Chase & Co.	982,655
	Total Diversified Financial Services	1,936,777

	Electric Utilities (4.0%)
17,585	Exelon Corp.	1,018,171

	Energy Equipment & Services (13.6%)
32,460	Halliburton Co.	1,082,866
15,120	Noble Corp.	1,084,860
7,435	Schlumberger, Ltd.	497,030
10,172	Transocean, Inc.	785,584	*
	Total Energy Equipment & Services	3,450,340

	Food & Staples Retailing (4.5%)
5,935	Costco Wholesale Corp.	313,131
30,210	Sysco Corp.	833,796
	Total Food & Staples Retailing	1,146,927

	Home Construction, Furnishings & Appliances (4.1%)
49,100	D.R. Horton, Inc.	1,052,213

	Household Durables (1.2%)
10,510	Pulte Homes, Inc.	299,535

	Industrial Conglomerates (5.4%)
9,290	3M Co.	654,016
21,745	General Electric Co.	710,844
	Total Industrial Conglomerates	1,364,860

	Insurance (5.8%)
15,750	American International Group, Inc.	955,552
19,350	Marsh & McLennan Companies, Inc.	523,030
	Total Insurance	1,478,582

	Machinery (3.3%)
12,750	Danaher Corp.	831,300

	Metals & Mining (2.3%)
2,795	Rio Tinto PLC (ADR)	583,848

	Multiline Retail (4.2%)
18,670	Kohl’s Corp.	1,057,282	*

	Oil, Gas & Consumable Fuels (6.8%)
9,500	Apache Corp.	669,465
15,540	Exxon Mobil Corp.	1,052,680
	Total Oil, Gas & Consumable Fuels	1,722,145

	Road & Rail (2.8%)
11,700	CSX Corp.	709,956

	Specialty Retail (2.9%)
16,445	Best Buy Co., Inc.	745,616

	Thrifts & Mortgage Finance (4.3%)
30,400	Countrywide Financial Corp.	1,089,232

	Transportation (0.9%)
5,415	Norfolk Southern Corp.	235,119
	Total Common Stock (Cost: $23,694,380) (97.8%)	24,870,600

Principal Amount	Short-Term Investments	Value
$558,061	Investors Bank & Trust Depository Reserve, 3.61%	$558,061

	Total Short-Term Investments (Cost: $558,061) (2.2%)	558,061

	Total Investments (Cost: $24,252,441) (100.0%)	25,428,661
	Liabilities in Excess of Other Assets (0.0%)	(12,655)
	Net Assets (100.0%)	$25,416,006

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	7.8%
Building Products	2.8
Capital Markets	3.1
Chemicals	7.1
Communications Equipment	3.3
Diversified Financial Services	7.6
Electric Utilities	4.0
Energy Equipment & Services	13.6
Food & Staples Retailing	4.5
Home Construction, Furnishings & Appliances	4.1
Household Durables	1.2
Industrial Conglomerates	5.4
Insurance	5.8
Machinery	3.3
Metals & Mining	2.3
Multiline Retail	4.2
Oil, Gas & Consumable Fuels	6.8
Road & Rail	2.8
Specialty Retail	2.9

Thrifts & Mortgage Finance	4.3
Transportation	0.9
Short-Term Investments	2.2
Total	100.0%

See accompanying Notes to Schedules of Investments

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Biotechnology (7.7% of Net Assets)
10,400	Cubist Pharmaceuticals, Inc.	$238,368	*
13,900	CV Therapeutics, Inc.	170,275	*
9,500	Genentech, Inc.	767,790	*
8,100	MedImmune, Inc.	205,578	*
7,800	Nuvelo, Inc.	132,600	*
6,750	Onyx Pharmaceuticals, Inc.	106,042	*
6,600	Vertex Pharmaceuticals, Inc.	221,232	*
	Total Biotechnology	1,841,885

	Capital Markets (7.6%)
4,200	Affiliated Managers Group, Inc.	384,510	*
23,500	E*TRADE Group, Inc.	547,785	*
12,650	SEI Investments Co.	618,079
6,400	T. Rowe Price Group, Inc.	264,384
	Total Capital Markets	1,814,758

	Commercial Banks (0.2%)
1,065	Hancock Holding Co.	54,954

	Commercial Services & Supplies (11.6%)
9,100	Advisory Board Co.	421,603	*
9,150	Corporate Executive Board Co.	860,100
11,950	Monster Worldwide, Inc.	478,000	*
21,700	Resources Connection, Inc.	513,639	*
15,700	Robert Half International, Inc.	508,052
	Total Commercial Services & Supplies	2,781,394

	Communications Equipment (1.0%)
3,800	Research In Motion, Ltd.	249,394	*

	Diversified Consumer Services (3.6%)
15,200	Bright Horizons Family Solutions, Inc.	584,440	*
2,600	Strayer Education, Inc.	281,710
	Total Diversified Consumer Services	866,150

	Diversified Financial Services (2.3%)
9,600	GFI Group, Inc.	550,656	*

	Electrical Equipment (1.4%)
10,100	Energy Conversion Devices, Inc.	339,865	*

	Energy Equipment & Services (7.3%)
9,800	FMC Technologies, Inc.	617,596	*
5,800	Foster Wheeler, Ltd.	221,212	*
20,600	Smith International, Inc.	918,142
	Total Energy Equipment & Services	1,756,950

	Health Care Equipment & Supplies (5.4%)
11,700	Abaxis, Inc.	265,239	*
4,900	Foxhollow Technologies, Inc.	127,351	*
13,400	IntraLase Corp.	232,356	*
4,700	Intuitive Surgical, Inc.	447,440	*
5,600	Palomar Medical Technologies, Inc.	213,304	*
	Total Health Care Equipment & Supplies	1,285,690

	Health Care Providers & Services (3.0%)
9,200	Express Scripts, Inc.	708,676	*

	Health Care Technology (1.0%)
5,800	Cerner Corp.	234,784	*

	Hotels, Restaurants, & Leisure (3.8%)
8,900	Ctrip.com International, Ltd. (ADR)	450,473
7,000	Wynn Resorts, Ltd.	448,070	*
	Total Hotels, Restaurants, & Leisure	898,543

	Information Technology Services (6.5%)
9,200	Alliance Data Systems Corp.	472,144	*
5,400	CheckFree Corp.	240,300	*
12,900	Cognizant Technology Solutions Corp., Class A	844,821	*
	Total Information Technology Services	1,557,265

	Insurance (2.1%)
19,700	National Interstate Corp.	507,472

	Internet & Catalog Retail (1.5%)
17,500	Netflix, Inc.	362,075	*

	Internet Software & Services (5.8%)
7,100	Akamai Technologies, Inc.	281,373	*
3,000	Baidu.com, Inc. (ADR)	215,700	*
15,400	eBay, Inc.	370,678	*
4,900	SINA Corp.	104,664	*
15,250	Yahoo!, Inc.	413,885	*
	Total Internet Software & Services	1,386,300

	Life Science Tools & Services (1.0%)
3,900	Invitrogen Corp.	240,981	*

	Machinery (1.8%)
11,200	Joy Global, Inc.	420,224

	Oil, Gas & Consumable Fuels (8.1%)
12,100	Frontier Oil Corp.	426,525
8,600	Ultra Petroleum Corp.	503,616	*
9,700	Veritas DGC, Inc.	555,519	*
9,600	Whiting Petroleum Corp.	448,320	*
	Total Oil, Gas & Consumable Fuels	1,933,980

	Pharmaceuticals (0.7%)
15,900	Salix Pharmaceuticals, Ltd.	162,180	*

	Semiconductors & Semiconductor Equipment (7.0%)
15,100	Broadcom Corp., Class A	362,249	*
9,365	Hittite Microwave Corp.	381,624	*
25,600	Marvell Technology Group, Ltd.	474,880	*
12,300	Silicon Laboratories, Inc.	454,116	*
	Total Semiconductors & Semiconductor Equipment	1,672,869

	Software (4.9%)
10,400	ANSYS, Inc.	477,256	*
48,000	Opsware, Inc.	333,600	*
14,350	Salesforce.com, Inc.	368,795	*
	Total Software	1,179,651

	Specialty Retail (0.0%)
400	J. Crew Group, Inc.	10,664	*

	Trading Companies & Distributors (2.0%)
11,750	MSC Industrial Direct Co., Class A	484,453
	Total Common Stock (Cost: $19,567,323) (97.3%)	23,301,813

Principal Amount	Short-Term Investments	Value
$562,731	Investors Bank & Trust Depository Reserve, 3.61%	$562,731

	Total Short-Term Investments (Cost: $562,731) (2.3%)	562,731

	Total Investments (Cost: $20,130,054) (99.6%)	23,864,544
	Excess of Other Assets over Liabilities (0.4%)	88,812
	Net Assets (100.0%)	$23,953,356

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Biotechnology	7.7%
Capital Markets	7.6
Commercial Banks	0.2
Commercial Services & Supplies	11.6
Communications Equipment	1.0
Diversified Consumer Services	3.6
Diversified Financial Services	2.3
Electrical Equipment	1.4
Energy Equipment & Services	7.3
Health Care Equipment & Supplies	5.4
Health Care Providers & Services	3.0
Health Care Technology	1.0
Hotels, Restaurants, & Leisure	3.8
Information Technology Services	6.5
Insurance	2.1
Internet & Catalog Retail	1.5
Internet Software & Services	5.8
Life Science Tools & Services	1.0
Machinery	1.8
Oil, Gas & Consumable Fuels	8.1
Pharmaceuticals	0.7
Semiconductors & Semiconductor Equipment	7.0
Software	4.9
Specialty Retail	0.0 *
Trading Companies & Distributors	2.0
Short-Term Investments	2.3
Total	99.6%

*	Value rounds to less than 0.1% of net assets

See accompanying Notes to Schedules of Investments

TCW Growth Insights Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (1.5% of Net Assets)
225	Boeing Co.	$17,419

	Air Freight & Logistics (3.6%)
290	Expeditors International of Washington, Inc.	13,186
1,185	UTI Worldwide, Inc.	27,610
	Total Air Freight & Logistics	40,796

	Biotechnology (5.7%)
443	Genentech, Inc.	35,803	*
410	Genzyme Corp.	27,995	*
	Total Biotechnology	63,798

	Capital Markets (1.7%)
205	Affiliated Managers Group, Inc.	18,768	*

	Commercial Banks (1.9%)
629	Commerce Bancorp, Inc.	21,367

	Communications Equipment (5.8%)
845	Qualcomm, Inc.	29,795
543	Research In Motion, Ltd.	35,637	*
	Total Communications Equipment	65,432

	Computer Services (3.1%)
510	Apple Computer, Inc.	34,660	*

	Consumer Finance (1.6%)
360	SLM Corp.	18,108

	Diversified Financial Services (1.1%)
215	GFI Group, Inc.	12,332	*

	Energy Equipment & Services (3.7%)
310	FMC Technologies, Inc.	19,536	*
650	Halliburton Co.	21,684
	Total Energy Equipment & Services	41,220

	Food & Staples Retailing (6.3%)
1,578	Sysco Corp.	43,553
580	Walgreen Co.	27,132
	Total Food & Staples Retailing	70,685

	Health Care Equipment & Supplies (7.0%)
1,175	Cynosure, Inc., Class A	15,099	*
713	Foxhollow Technologies, Inc.	18,531	*
561	Medtronic, Inc.	28,342
370	Varian Medical Systems, Inc.	16,768	*
	Total Health Care Equipment & Supplies	78,740

	Health Care Providers & Services (1.5%)
220	WellPoint, Inc.	16,390	*

	Health Care Technology (2.5%)
690	Cerner Corp.	27,931	*

	Hotels, Restaurants, & Leisure (2.0%)
745	P.F. Chang’s China Bistro, Inc.	22,521	*

	Household Products (1.0%)
250	Illinois Tool Works, Inc.	11,433

	Industrial Conglomerates (5.0%)
1,715	General Electric Co.	56,063

	Internet Software & Services (8.0%)
510	F5 Networks, Inc.	23,633	*
120	Google, Inc., Class A	46,392	*
755	Yahoo!, Inc.	20,491	*
	Total Internet Software & Services	90,516

	Investment Companies (3.6%)
365	Industrial Select Sector SPDR Fund (ETF)	11,633
940	Materials Select Sector SPDR Trust (ETF)	29,046
	Total Investment Companies	40,679

	Life Science Tools & Services (2.3%)
420	Invitrogen Corp.	25,952	*

	Pharmaceuticals (4.7%)
282	Allergan, Inc.	30,414
670	Teva Pharmaceutical Industries, Limited (ADR)	22,164
	Total Pharmaceuticals	52,578

	Semiconductors & Semiconductor Equipment (7.0%)
760	Broadcom Corp., Class A	18,232	*
1,050	Marvell Technology Group, Ltd.	19,478	*
675	Silicon Laboratories, Inc.	24,921	*
789	Xilinx, Inc.	16,009
	Total Semiconductors & Semiconductor Equipment	78,640

	Software (4.8%)
570	Autodesk, Inc.	19,443	*
785	Salesforce.com, Inc.	20,175	*
1,065	Vocus, Inc.	14,473	*
	Total Software	54,091

	Specialty Retail (6.2%)
1,145	Cache, Inc.	20,621	*
1,138	Chico’s FAS, Inc.	25,776	*
511	Tractor Supply Co.	23,373	*
	Total Specialty Retail	69,770

	Thrifts & Mortgage Finance (2.4%)
770	Countrywide Financial Corp.	27,589

	Transportation (3.6%)
585	Landstar System, Inc.	24,974
355	Norfolk Southern Corp.	15,414
	Total Transportation	40,388

	Wireless Telecommunication Services (0.9%)
315	American Tower Corp., Class A	10,647	*
	Total Common Stock (Cost: $1,070,190) (98.5%)	1,108,513

Principal Amount	Short-Term Investments	Value
$39,391	Investors Bank & Trust Depository Reserve, 3.61%	$39,391

	Total Short-Term Investments (Cost: $39,391) (3.5%)	39,391

	Total Investments (Cost: $1,109,581) (102.0%)	1,147,904
	Liabilities in Excess of Other Assets (-2.0%)	(23,016)
	Net Assets (100.0%)	$1,124,888

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.

*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.5%
Air Freight & Logistics	3.6
Biotechnology	5.7
Capital Markets	1.7
Commercial Banks	1.9
Communications Equipment	5.8
Computer Services	3.1
Consumer Finance	1.6
Diversified Financial Services	1.1
Energy Equipment & Services	3.7
Food & Staples Retailing	6.3
Health Care Equipment & Supplies	7.0
Health Care Providers & Services	1.5
Health Care Technology	2.5
Hotels, Restaurants, & Leisure	2.0
Household Products	1.0
Industrial Conglomerates	5.0
Internet Software & Services	8.0
Investment Companies	3.6
Life Science Tools & Services	2.3
Pharmaceuticals	4.7
Semiconductors & Semiconductor Equipment	7.0
Software	4.8
Specialty Retail	6.2
Thrifts & Mortgage Finance	2.4
Transportation	3.6
Wireless Telecommunication Services	0.9
Short-Term Investments	3.5
Total	102.0%

See accompanying Notes to Schedules of Investments

TCW Large Cap Core Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (4.4% of Net Assets)
7,340	Boeing Co.	$568,263
2,670	General Dynamics Corp.	178,943
	Total Aerospace & Defense	747,206

	Automobiles (1.1%)
3,350	Harley-Davidson, Inc.	190,950

	Beverages (1.4%)
5,180	Coca-Cola Co. (The)	230,510

	Biotechnology (1.5%)
3,755	Amgen, Inc.	261,874	*

	Capital Markets (4.1%)
3,305	Franklin Resources, Inc.	302,242
5,425	Merrill Lynch & Co., Inc.	395,048
	Total Capital Markets	697,290

	Chemicals (1.3%)
3,315	Dow Chemical Co.	114,633
1,835	Praxair, Inc.	100,631
	Total Chemicals	215,264

	Commercial Banks (4.8%)
6,809	Bank of America Corp.	350,868
13,500	Commerce Bancorp, Inc.	458,595
	Total Commercial Banks	809,463

	Commercial Services & Supplies (0.8%)
4,800	R.R. Donnelley & Sons Co.	140,112

	Communications Equipment (6.6%)
11,100	Corning, Inc.	211,677	*
9,875	Juniper Networks, Inc.	132,819	*
12,520	Qualcomm, Inc.	441,455
5,200	Research In Motion, Ltd.	341,276	*
	Total Communications Equipment	1,127,227

	Consumer Finance (1.7%)
5,600	SLM Corp.	281,680

	Diversified Financial Services (5.3%)
8,960	Citigroup, Inc.	432,858
10,400	JPMorgan Chase & Co.	474,448
	Total Diversified Financial Services	907,306

	Diversified Telecommunication Services (3.4%)
17,720	Citizens Communications Co.	227,348
10,515	Verizon Communications, Inc.	355,617
	Total Diversified Telecommunication Services	582,965

	Electric Utilities (3.5%)
7,200	Exelon Corp.	416,880
5,075	Southern Co. (The)	171,433
	Total Electric Utilities	588,313

	Energy Equipment & Services (3.2%)
4,100	FMC Technologies, Inc.	258,382	*
3,620	Transocean, Inc.	279,573	*
	Total Energy Equipment & Services	537,955

	Food & Staples Retailing (2.2%)
11,300	CVS Corp.	369,736

	Food Products (2.0%)
3,455	General Mills, Inc.	179,314
11,900	Tyson Foods, Inc., Class A	168,385
	Total Food Products	347,699

	Health Care Equipment & Supplies (2.4%)
12,000	Boston Scientific Corp.	204,120	*
5,660	St. Jude Medical, Inc.	208,854	*
	Total Health Care Equipment & Supplies	412,974

	Health Care Providers & Services (4.5%)
3,775	Cardinal Health, Inc.	252,925
1,870	Express Scripts, Inc.	144,046	*
8,600	Health Net, Inc.	360,942	*
	Total Health Care Providers & Services	757,913

	Household Products (1.2%)
3,775	Procter & Gamble Co.	212,155

	Industrial Conglomerates (2.9%)
14,950	General Electric Co.	488,715

	Information Technology Services (1.3%)
5,400	Infosys Technologies, Ltd. (ADR)	221,886

	Insurance (4.0%)
5,650	American International Group, Inc.	342,786
11,340	Axis Capital Holdings, Ltd.	335,210
	Total Insurance	677,996

	Internet Software & Services (1.4%)
4,130	eBay, Inc.	99,409	*
5,120	Yahoo!, Inc.	138,957	*
	Total Internet Software & Services	238,366

	Machinery (1.4%)
3,200	Deere & Co.	232,224

	Media (1.5%)
7,370	Comcast Corp., Special Class A	252,644	*

	Metals & Mining (1.6%)
1,835	Newmont Mining Corp.	94,007
2,855	United States Steel Corp.	180,065
	Total Metals & Mining	274,072

	Multiline Retail (3.3%)
7,000	Federated Department Stores, Inc.	245,770
5,500	Kohl’s Corp.	311,465	*
	Total Multiline Retail	557,235

	Oil, Gas & Consumable Fuels (7.4%)
4,840	Exxon Mobil Corp.	327,862
3,180	Peabody Energy Corp.	158,682
11,360	Valero Energy Corp.	766,005
	Total Oil, Gas & Consumable Fuels	1,252,549

	Personal Products (1.2%)
5,640	Estee Lauder Companies, Inc. (The)	210,485

	Pharmaceuticals (4.3%)
2,675	Allergan, Inc.	288,499
3,455	Johnson & Johnson	216,110
3,995	Lilly (Eli) & Co.	226,796
	Total Pharmaceuticals	731,405

	Road & Rail (1.6%)
4,500	CSX Corp.	273,060

	Semiconductors & Semiconductor Equipment (0.9%)
8,960	Intel Corp.	161,280

	Software (3.6%)
2,155	Electronic Arts, Inc.	101,522	*
11,120	Microsoft Corp.	267,214
16,200	Oracle Corp.	242,514	*
	Total Software	611,250

	Specialty Retail (4.2%)
7,700	Chico’s FAS, Inc.	174,405	*
13,100	OfficeMax, Inc.	538,541
	Total Specialty Retail	712,946

	Thrifts & Mortgage Finance (2.1%)
10,210	Countrywide Financial Corp.	365,824

	Tobacco (2.0%)
4,155	Altria Group, Inc.	332,275
	Total Common Stock (Cost: $16,261,651) (100.1%)	17,012,804

Principal Amount	Short-Term Investments	Value
$14,058	Investors Bank & Trust Depository Reserve, 3.61%	$14,058

	Total Short-Term Investments (Cost: $14,058) (0.1%)	14,058

	Total Investments (Cost: $16,275,709) (100.2%)	17,026,862
	Liabilities in Excess of Other Assets (-0.2%)	(27,792)
	Net Assets (100.0%)	$16,999,070

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	4.4%
Automobiles	1.1
Beverages	1.4
Biotechnology	1.5
Capital Markets	4.1
Chemicals	1.3
Commercial Banks	4.8
Commercial Services & Supplies	0.8
Communications Equipment	6.6
Consumer Finance	1.7
Diversified Financial Services	5.3
Diversified Telecommunication Services	3.4
Electric Utilities	3.5
Energy Equipment & Services	3.2
Food & Staples Retailing	2.2
Food Products	2.0

Health Care Equipment & Supplies	2.4
Health Care Providers & Services	4.5
Household Products	1.2
Industrial Conglomerates	2.9
Information Technology Services	1.3
Insurance	4.0
Internet Software & Services	1.4
Machinery	1.4
Media	1.5
Metals & Mining	1.6
Multiline Retail	3.3
Oil, Gas & Consumable Fuels	7.4
Personal Products	1.2
Pharmaceuticals	4.3
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	0.9
Software	3.6
Specialty Retail	4.2
Thrifts & Mortgage Finance	2.1
Tobacco	2.0
Short-Term Investments	0.1
Total	100.2%

See accompanying Notes to Schedules of Investments

TCW Large Cap Flexible Growth Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
1,100	Boeing Co.	$85,162

	Air Freight & Logistics (1.4%)
2,300	UTI Worldwide, Inc.	53,590

	Biotechnology (10.5%)
1,350	Amgen, Inc.	94,149	*
2,350	Celgene Corp.	112,541	*
1,300	Genentech, Inc.	105,066	*
1,150	Genzyme Corp.	78,522	*
	Total Biotechnology	390,278

	Capital Markets (8.5%)
700	Goldman Sachs Group, Inc.	106,925
2,000	T. Rowe Price Group, Inc.	82,620
2,300	UBS AG	125,120
	Total Capital Markets	314,665

	Chemicals (2.7%)
2,300	Monsanto Co.	98,877

	Communications Equipment (4.6%)
1,800	Corning, Inc.	34,326	*
3,850	Qualcomm, Inc.	135,751
	Total Communications Equipment	170,077

	Computers & Peripherals (2.8%)
3,550	Network Appliance, Inc.	105,399	*

	Consumer Finance (5.0%)
1,500	American Express Co.	78,090
2,100	SLM Corp.	105,630
	Total Consumer Finance	183,720

	Energy Equipment & Services (8.2%)
1,250	FMC Technologies, Inc.	78,775	*
1,600	Transocean, Inc.	123,568	*
2,150	Weatherford International, Ltd.	100,706	*
	Total Energy Equipment & Services	303,049

	Food & Staples Retailing (4.9%)
950	Costco Wholesale Corp.	50,122
4,050	CVS Corp.	132,516
	Total Food & Staples Retailing	182,638

	Health Care Equipment & Supplies (4.7%)
1,200	Medtronic, Inc.	60,624
3,050	St. Jude Medical, Inc.	112,545	*
	Total Health Care Equipment & Supplies	173,169

	Health Care Providers & Services (11.0%)
2,400	Medco Health Solutions, Inc.	142,392	*
2,650	UnitedHealth Group, Inc.	126,749
1,850	WellPoint, Inc.	137,825	*
	Total Health Care Providers & Services	406,966

	Health Care Technology (1.4%)
1,300	Cerner Corp.	52,624	*

	Hotels, Restaurants, & Leisure (1.1%)
1,050	Carnival Corp.	40,908

	Household Products (4.0%)
2,600	Procter & Gamble Co.	146,120

	Information Technology Services (4.0%)
2,250	Cognizant Technology Solutions Corp., Class A	147,353	*

	Internet Software & Services (7.3%)
350	Google, Inc., Class A	135,310	*
4,950	Yahoo!, Inc.	134,343	*
	Total Internet Software & Services	269,653

	Machinery (2.0%)
1,450	ITT Industries, Inc.	73,298

	Oil, Gas & Consumable Fuels (2.5%)
1,350	Valero Energy Corp.	91,031

	Pharmaceuticals (2.3%)
1,350	Johnson & Johnson	84,443

	Specialty Retail (1.9%)
2,500	Lowe’s Companies, Inc.	70,875

	Thrifts & Mortgage Finance (2.0%)
2,100	Countrywide Financial Corp.	75,243

	Wireless Telecommunication Services (2.2%)
2,400	American Tower Corp., Class A	81,120	*
	Total Common Stock (Cost: $3,648,373) (97.3%)	3,600,258

Principal Amount	Short-Term Investments	Value
$109,545	Investors Bank & Trust Depository Reserve, 3.61%	$109,545

	Total Short-Term Investments (Cost: $109,545) (2.9%)	109,545

	Total Investments (Cost: $3,757,918) (100.2%)	3,709,803
	Liabilities in Excess of Other Assets (-0.2%)	(8,689)
	Net Assets (100.0%)	$3,701,114

Notes to the Schedule of Investments:

*	Non-income producing.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	2.3%
Air Freight & Logistics	1.4
Biotechnology	10.5
Capital Markets	8.5
Chemicals	2.7
Communications Equipment	4.6
Computers & Peripherals	2.8
Consumer Finance	5.0
Energy Equipment & Services	8.2
Food & Staples Retailing	4.9
Health Care Equipment & Supplies	4.7
Health Care Providers & Services	11.0
Health Care Technology	1.4
Hotels, Restaurants, & Leisure	1.1
Household Products	4.0
Information Technology Services	4.0
Internet Software & Services	7.3
Machinery	2.0
Oil, Gas & Consumable Fuels	2.5
Pharmaceuticals	2.3
Specialty Retail	1.9
Thrifts & Mortgage Finance	2.0
Wireless Telecommunication Services	2.2
Short-Term Investments	2.9
Total	100.2%

See accompanying Notes to Schedules of Investments

TCW Opportunity Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Airlines (2.0% of Net Assets)
90,400	Continental Airlines, Inc., Class B	$2,381,136	*†

	Auto Components (1.1%)
33,500	Superior Industries International, Inc.	610,035	†
30,100	Tenneco, Inc.	699,223	*
	Total Auto Components	1,309,258

	Automobiles (0.8%)
128,500	Fleetwood Enterprises, Inc.	914,920	*

	Biotechnology (3.2%)
239,000	Arena Pharmaceuticals, Inc.	2,473,650	*†
204,500	Exact Sciences Corp.	396,730	*
87,600	Human Genome Sciences, Inc.	850,596	*†
	Total Biotechnology	3,720,976

	Capital Markets (1.4%)
17,400	Cohen & Steers, Inc.	441,786
22,100	Piper Jaffray Companies, Inc.	1,131,299	*
	Total Capital Markets	1,573,085

	Chemicals (2.4%)
42,800	Calgon Carbon Corp.	259,368	†
89,000	Chemtura Corp.	766,290
22,100	OM Group, Inc.	776,152	*
40,400	Spartech Corp.	932,432
	Total Chemicals	2,734,242

	Commercial Services & Supplies (3.5%)
62,400	Allied Waste Industries, Inc.	633,984	*†
91,500	IKON Office Solutions, Inc.	1,263,615
5,200	Intergraph Corp.	184,756	*
116,900	On Assignment, Inc.	999,495	*
63,100	Tetra Tech, Inc.	1,011,493	*
	Total Commercial Services & Supplies	4,093,343

	Communications Equipment (2.5%)
340,700	3Com Corp.	1,614,918	*
118,700	Arris Group, Inc.	1,268,903	*
	Total Communications Equipment	2,883,821

	Computers & Peripherals (0.7%)
29,300	Cray, Inc.	405,805	*
126,700	Dot Hill Systems Corp.	401,639	*
	Total Computers & Peripherals	807,444

	Construction & Engineering (1.5%)
66,700	Shaw Group, Inc.	1,380,023	*
6,400	Washington Group International, Inc.	345,600
	Total Construction & Engineering	1,725,623

	Containers & Packaging (1.1%)
130,000	Smurfit-Stone Container Corp.	1,315,600	*

	Diversified Telecommunication Services (1.0%)
286,500	Cincinnati Bell, Inc.	1,148,865	*

	Electrical Equipment (3.1%)
246,500	FuelCell Energy, Inc.	2,176,595	*†
264,200	GrafTech International, Ltd.	1,418,754	*
	Total Electrical Equipment	3,595,349

	Electronic Equipment & Instruments (2.0%)
79,700	Echelon Corp.	636,006	*†
367,590	Solectron Corp.	1,110,122	*
16,700	Tech Data Corp.	620,906	*
	Total Electronic Equipment & Instruments	2,367,034

	Energy Equipment & Services (2.8%)
166,800	Dynegy Inc., Class A	939,084	*
9,400	FMC Technologies, Inc.	592,388	*
34,800	Key Energy Services, Inc.	513,300	*
17,400	Oceaneering International, Inc.	760,728	*
14,000	Pride International, Inc.	418,180	*
	Total Energy Equipment & Services	3,223,680

	Financial Services (0.2%)
8,900	TCF Financial Corp.	239,499

	Food & Staples Retailing (2.0%)
130,470	Wild Oats Markets, Inc.	2,334,108	*†

	Food Products (2.0%)
76,400	Tasty Baking Co.	576,820
83,000	The Hain Celestial Group, Inc.	1,792,800	*
	Total Food Products	2,369,620

	Health Care Equipment & Supplies (2.9%)
135,900	Synovis Life Technologies, Inc.	1,204,074	*
152,900	Thoratec Corp.	2,110,020	*
	Total Health Care Equipment & Supplies	3,314,094

	Health Care Providers & Services (2.9%)
20,400	American Dental Partners, Inc.	330,888	*
148,490	BioScrip, Inc.	589,505	*
12,200	HealthExtras, Inc.	316,712	*
18,400	Healthspring, Inc.	342,424	*†
33,300	Kindred Healthcare, Inc.	880,119	*
8,700	Manor Care, Inc.	435,435	†
64,000	NovaMed, Inc.	474,880	*
	Total Health Care Providers & Services	3,369,963

	Health Care Technology (2.9%)
170,200	Eclipsys Corp.	3,322,304	*

	Hotels, Restaurants, & Leisure (2.4%)
36,800	California Pizza Kitchen, Inc.	971,888	*
28,100	Darden Restaurants, Inc.	949,780	†
160,200	Six Flags, Inc.	845,856	*†
	Total Hotels, Restaurants, & Leisure	2,767,524

	Information Technology Services (1.5%)
211,600	BearingPoint, Inc.	1,692,800	*†

	Insurance (4.9%)
43,500	AmCOMP, Inc.	430,215	*
59,000	Bristol West Holdings, Inc.	855,500
77,866	Donegal Group, Inc., Class A	1,512,158
42,500	Max Reinsurance Capital, Ltd.	956,250
87,900	Phoenix Companies, Inc.	1,195,440
13,800	Triad Guaranty, Inc.	688,344	*†
	Total Insurance	5,637,907

	Life Science Tools & Services (0.7%)
91,700	Albany Molecular Research, Inc.	825,300	*

	Machinery (5.3%)
42,900	AGCO Corp.	984,984	*
85,800	Federal Signal Corp.	1,280,994
56,910	Lindsay Manufacturing Co.	1,522,912
87,400	Wabtec Corp.	2,321,344
	Total Machinery	6,110,234

	Marine (0.8%)
27,700	Kirby Corp.	889,447	*

	Media (2.9%)
64,200	4Kids Entertainment, Inc.	1,045,818	*
12,200	Interpublic Group of Companies, Inc.	99,918	*
160,435	Mediacom Communications Corp., Class A	1,010,740	*
58,000	Reader’s Digest Association, Inc.	792,280
22,300	Regal Entertainment Group, Class A	438,418	†
	Total Media	3,387,174

	Medical Supplies (0.3%)
26,200	Dexcom, Inc.	311,518	*†

	Metals & Mining (0.7%)
4,800	Allegheny Technologies, Inc.	306,672
39,080	NN, Inc.	498,270
	Total Metals & Mining	804,942

	Multiline Retail (0.3%)
23,800	Saks, Inc.	384,132

	Multi-Utilities (1.9%)
61,400	Avista Corp.	1,533,772
18,100	NorthWestern Corp.	628,070
	Total Multi-Utilities	2,161,842

	Oil, Gas & Consumable Fuels (0.5%)
41,830	Warren Resources, Inc.	598,587	*

	Paper & Forest Products (1.9%)
10,900	Bowater, Inc.	221,052
91,400	Buckeye Technologies, Inc.	685,500	*
86,400	Glatfelter Co.	1,347,840
	Total Paper & Forest Products	2,254,392

	Pharmaceuticals (1.4%)
25,400	Alpharma, Inc., Class A	573,532
29,700	Andrx Corp.	708,345	*†
22,100	Par Pharmaceutical Companies, Inc.	336,804	*†
	Total Pharmaceuticals	1,618,681

	Real Estate (3.7%)
91,300	Affordable Residential Communities, Inc. (REIT)	988,779	*†
28,600	Crescent Real Estate Equities Co. (REIT)	558,272
94,500	Equity Inns, Inc.	1,490,265
64,700	Medical Properties Trust, Inc. (REIT)	789,340
44,100	Spirit Finance Corp. (REIT)	489,510
	Total Real Estate	4,316,166

	Retailers (0.6%)
19,000	Tween Brands, Inc.	707,180	*

	Road & Rail (0.5%)
53,300	RailAmerica, Inc.	535,132	*

	Semiconductors & Semiconductor Equipment (6.6%)
97,824	Brooks Automation, Inc.	1,104,433	*†
74,000	Fairchild Semiconductor International, Inc.	1,210,640	*
31,000	Intersil Corp., Class A	728,810
77,600	Lattice Semiconductor Corp.	457,840	*
351,400	Mattson Technology, Inc.	2,860,396	*
108,400	Nanometrics, Inc.	1,026,548	*
23,300	Photronics, Inc.	325,501	*
	Total Semiconductors & Semiconductor Equipment	7,714,168

	Software (1.2%)
53,600	THQ, Inc.	1,216,184	*
27,500	Wind River Systems, Inc.	227,425	*†
	Total Software	1,443,609

	Specialty Retail (4.2%)
264,400	Blockbuster, Inc., Class A	1,081,396	*†
54,600	Cost Plus, Inc.	736,554	*
11,044	GameStop Corp., Class A	459,541	*†
46,400	Gymboree Corp.	1,555,328	*
146,200	Pier 1 Imports, Inc.	994,160	†
	Total Specialty Retail	4,826,979

	Textiles, Apparel & Luxury Goods (1.0%)
64,100	Warnaco Group, Inc.	1,141,621	*

	Thrifts & Mortgage Finance (4.7%)
14,200	Accredited Home Lenders Holding Co.	643,686	*†
165,500	Bank Mutual Corp.	2,038,960
107,368	Partners Trust Financial Group, Inc.	1,133,806
20,550	PFF Bancorp, Inc.	771,653
21,700	The PMI Group, Inc.	921,382
	Total Thrifts & Mortgage Finance	5,509,487

	Wireless Telecommunication Services (0.6%)
98,400	Dobson Communications Corp., Class A	660,264	*
	Total Common Stock (Cost: $94,466,311) (90.6%)	105,043,050

Principal
Amount	Short-Term Investments	Value
$978,549	Abbey National PLC, 5.29%, due 08/11/06	$978,549	* *
698,963	ABN Amro Bank NV, 5.305%, due 11/21/06	698,963	* *
447,337	Bank of America, 5.27%, due 09/12/06	447,338	* *
559,171	Bank of Montreal, 5.29%, due 08/03/06	559,172	* *
698,963	Bank of Nova Scotia (The), 5.29%, due 08/08/06	698,964	* *
698,963	Bank of Nova Scotia (The), 5.32%, due 08/16/06	698,964	* *
698,963	Bank of the West, 5.25%, due 08/07/06	698,963	* *
1,397,927	Barclays Bank PLC, 5.15%, due 08/01/06	1,397,927	* *
273,458	Barton Capital LLC, 5.283%, due 08/04/06	273,458	* *
838,756	Branch Banker & Trust, 5.355%, due 08/28/06	838,756	* *
698,963	Calyon, 5.3%, due 08/08/06	698,963	* *
279,585	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	279,585	* *
279,585	Charta LLC, 5.376%, due 08/23/06	279,585	* *
279,585	Compass Securitization, 5.365%, due 08/21/06	279,585	* *
419,378	CRC Funding LLC, 5.376%, due 08/23/06	419,378	* *
698,963	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	698,963	* *
698,963	Dexia Group, 5.3%, due 08/09/06	698,963	* *
413,853	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	413,853	* *
419,378	Fortis Bank, 5.29%, due 08/07/06	419,378	* *
698,963	General Electric Capital Corp., 5.26%, due 08/02/06	698,963	* *
279,585	Grampian Funding LLC, 5.365%, due 08/21/06	279,585	* *
279,585	Greyhawk Funding, 5.389%, due 08/21/06	279,585	* *
698,963	Harris NA, 5.29%, due 08/07/06	698,963	* *
11,194,829	Investors Bank & Trust Depository Reserve, 3.61%	11,194,829
832,559	Liberty Street, 5.344%, due 08/16/06	832,559	* *
279,585	Lloyds TSB Bank, 5.28%, due 08/10/06	279,585	* *
1,102,372	National Australia Bank, 5.29%, due 08/01/06	1,102,372	* *
279,585	Paradigm Funding LLC, 5.341%, due 08/15/06	279,585	* *
553,645	Park Avenue Receivables Corp., 5.291%, due 08/01/06	553,645	* *
279,585	Prefco, 5.355%, due 08/21/06	279,585	* *
279,585	Ranger Funding, 5.423%, due 09/19/06	279,585	* *
349,482	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	349,482	* *
651,163	Svenska Handlesbanken, 5.29%, due 08/01/06	651,163	* *
419,378	Toronto Dominion Bank, 5.4%, due 09/22/06	419,378	* *
838,756	UBS AG, 5.25%, due 08/04/06	838,756	* *

639,982	Variable Funding Capital Co., 5.272%, due 08/02/06	639,982	* *
838,756	Wells Fargo & Co., 5.33%, due 08/15/06	838,756	* *
698,963	Wells Fargo & Co., 5.4%, due 09/05/06	698,963	* *
	Total Short-Term Investments (Cost: $32,674,628) (28.2%)	32,674,628

	Total Investments (Cost: $127,140,939) (118.8%)	137,717,678
	Liabilities in Excess of Other Assets (-18.8%)	(21,767,219)
	Net Assets (100.0%)	$115,950,459

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

*		Non-income producing.
* *		Represents investment of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Airlines	2.0%
Auto Components	1.1
Automobiles	0.8
Biotechnology	3.2
Capital Markets	1.4
Chemicals	2.4
Commercial Services & Supplies	3.5
Communications Equipment	2.5
Computers & Peripherals	0.7
Construction & Engineering	1.5
Containers & Packaging	1.1
Diversified Telecommunication Services	1.0
Electrical Equipment	3.1
Electronic Equipment & Instruments	2.0
Energy Equipment & Services	2.8
Financial Services	0.2
Food & Staples Retailing	2.0
Food Products	2.0
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	2.9
Health Care Technology	2.9
Hotels, Restaurants, & Leisure	2.4
Information Technology Services	1.5
Insurance	4.9
Life Science Tools & Services	0.7
Machinery	5.3
Marine	0.8
Media	2.9
Medical Supplies	0.3
Metals & Mining	0.7
Multiline Retail	0.3
Multi-Utilities	1.9
Oil, Gas & Consumable Fuels	0.5
Paper & Forest Products	1.9
Pharmaceuticals	1.4
Real Estate	3.7
Retailers	0.6
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	6.6
Software	1.2
Specialty Retail	4.2
Textiles, Apparel & Luxury Goods	1.0

Thrifts & Mortgage Finance	4.7
Wireless Telecommunication Services	0.6
Short-Term Investments	28.2
Total	118.8%

See accompanying Notes to Schedules of Investments

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Air Freight & Logistics (2.8% of Net Assets)
2,206,866	Expeditors International of Washington, Inc.	$100,346,197

	Biotechnology (11.1%)
1,159,623	Amgen, Inc.	80,872,108	*
2,313,736	Genentech, Inc.	186,996,144	*
1,847,800	Genzyme Corp.	126,167,784	*
	Total Biotechnology	394,036,036

	Commercial Banks (3.5%)
3,689,670	Commerce Bancorp, Inc.	125,338,090	†

	Communications Equipment (5.3%)
1,961,795	Cisco Systems, Inc.	35,018,041	*
4,325,896	Qualcomm, Inc.	152,531,093
	Total Communications Equipment	187,549,134

	Computers & Peripherals (7.9%)
4,108,625	Dell, Inc.	89,074,990	*†
6,442,145	Network Appliance, Inc.	191,267,285	*
	Total Computers & Peripherals	280,342,275

	Consumer Finance (4.6%)
3,260,900	SLM Corp.	164,023,270

	Energy Equipment & Services (6.1%)
3,246,690	Schlumberger, Ltd.	217,041,226

	Food & Staples Retailing (2.5%)
1,916,673	Walgreen Co.	89,661,963

	Health Care Equipment & Supplies (3.1%)
2,381,285	Varian Medical Systems, Inc.	107,919,836	*
33,280	Zimmer Holdings, Inc.	2,104,627	*
	Total Health Care Equipment & Supplies	110,024,463

	Health Care Technology (0.1%)
57,670	Cerner Corp.	2,334,482	*

	Hotels, Restaurants, & Leisure (4.8%)
2,743,765	Starbucks Corp.	94,001,389	*
2,575,688	The Walt Disney Co.	76,472,177	†
	Total Hotels, Restaurants, & Leisure	170,473,566

	Household Durables (1.6%)
2,015,500	Pulte Homes, Inc.	57,441,750

	Industrial Conglomerates (1.8%)
1,974,475	General Electric Co.	64,545,588

	Insurance (10.8%)
933,566	AFLAC, Inc.	41,207,603
942,953	American International Group, Inc.	57,208,958
11,675,733	Progressive Corp.	282,435,981
	Total Insurance	380,852,542

	Internet & Catalog Retail (3.7%)
4,884,068	Amazon.com, Inc.	131,332,588	*†

	Internet Software & Services (12.6%)
7,216,928	eBay, Inc.	173,711,457	*
559,300	Google, Inc., Class A	216,225,380	*
2,065,470	Yahoo!, Inc.	56,056,856	*
	Total Internet Software & Services	445,993,693

	Media (0.8%)
600,185	Getty Images, Inc.	27,998,630	*†

	Semiconductors & Semiconductor Equipment (1.0%)
1,144,817	Maxim Integrated Products, Inc.	33,634,723

	Software (5.8%)
2,499,470	Adobe Systems, Inc.	71,259,890	*
1,269,200	Electronic Arts, Inc.	59,792,012	*†
2,817,918	Salesforce.com, Inc.	72,420,493	*†
	Total Software	203,472,395

	Thrifts & Mortgage Finance (4.7%)
4,687,300	Countrywide Financial Corp.	167,945,959	†
	Total Common Stock (Cost: $3,100,974,833) (94.6%)	3,354,388,570

Principal
Amount	Short-Term Investments	Value
$15,152,966	Abbey National PLC, 5.29%, due 08/11/06	$15,152,965	* *
10,823,547	ABN Amro Bank NV, 5.305%, due 11/21/06	10,823,547	* *
6,927,070	Bank of America, 5.27%, due 09/12/06	6,927,070	* *
8,658,838	Bank of Montreal, 5.29%, due 08/03/06	8,658,838	* *
10,823,547	Bank of Nova Scotia (The), 5.29%, due 08/08/06	10,823,547	* *
10,823,547	Bank of Nova Scotia (The), 5.32%, due 08/16/06	10,823,547	* *
10,823,547	Bank of the West, 5.25%, due 08/07/06	10,823,547	* *
21,647,094	Barclays Bank PLC, 5.15%, due 08/01/06	21,647,094	* *
4,234,532	Barton Capital LLC, 5.283%, due 08/04/06	4,234,532	* *
12,988,256	Branch Banker & Trust, 5.355%, due 08/28/06	12,988,256	* *
10,823,547	Calyon, 5.3%, due 08/08/06	10,823,547	* *
4,329,419	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	4,329,419	* *
4,329,419	Charta LLC, 5.376%, due 08/23/06	4,329,419	* *
4,329,419	Compass Securitization, 5.365%, due 08/21/06	4,329,419	* *
6,494,128	CRC Funding LLC, 5.376%, due 08/23/06	6,494,128	* *
10,823,547	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	10,823,547	* *
10,823,547	Dexia Group, 5.3%, due 08/09/06	10,823,547	* *
6,408,568	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	6,408,568	* *
6,494,128	Fortis Bank, 5.29%, due 08/07/06	6,494,128	* *
10,823,547	General Electric Capital Corp., 5.26%, due 08/02/06	10,823,547	* *
4,329,419	Grampian Funding LLC, 5.365%, due 08/21/06	4,329,419	* *
4,329,419	Greyhawk Funding, 5.389%, due 08/21/06	4,329,419	* *
10,823,547	Harris NA, 5.29%, due 08/07/06	10,823,547	* *
197,855,846	Investors Bank & Trust Depository Reserve, 3.61%	197,855,846
12,892,288	Liberty Street, 5.344%, due 08/16/06	12,892,288	* *
4,329,419	Lloyds TSB Bank, 5.28%, due 08/10/06	4,329,419	* *
17,070,396	National Australia Bank, 5.29%, due 08/01/06	17,070,396	* *
4,329,419	Paradigm Funding LLC, 5.341%, due 08/15/06	4,329,419	* *
8,573,277	Park Avenue Receivables Corp., 5.291%, due 08/01/06	8,573,277	* *
4,329,419	Prefco, 5.355%, due 08/21/06	4,329,419	* *
4,329,419	Ranger Funding, 5.423%, due 09/19/06	4,329,419	* *
5,411,773	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	5,411,773	* *
10,083,353	Svenska Handlesbanken, 5.29%, due 08/01/06	10,083,353	* *
6,494,128	Toronto Dominion Bank, 5.4%, due 09/22/06	6,494,128	* *
12,988,256	UBS AG, 5.25%, due 08/04/06	12,988,256	* *
9,910,220	Variable Funding Capital Co., 5.272%, due 08/02/06	9,910,220	* *
12,988,256	Wells Fargo & Co., 5.33%, due 08/15/06	12,988,256	* *
10,823,547	Wells Fargo & Co., 5.4%, due 09/05/06	10,823,547	* *
	Total Short-Term Investments (Cost: $530,473,613) (15.0%)	530,473,613

	Total Investments (Cost: $3,631,448,446) (109.6%)	3,884,862,183
	Liabilities in Excess of Other Assets (-9.6%)	(340,350,564)
	Net Assets (100.0%)	$3,544,511,619

Notes to the Schedule of Investments:

*	Non-income producing.
* *	Represents investment of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).
Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Air Freight & Logistics	2.8%
Biotechnology	11.1
Commercial Banks	3.5
Communications Equipment	5.3
Computers & Peripherals	7.9
Consumer Finance	4.6
Energy Equipment & Services	6.1
Food & Staples Retailing	2.5
Health Care Equipment & Supplies	3.1
Health Care Technology	0.1
Hotels, Restaurants, & Leisure	4.8
Household Durables	1.6
Industrial Conglomerates	1.8
Insurance	10.8
Internet & Catalog Retail	3.7
Internet Software & Services	12.6
Media	0.8
Semiconductors & Semiconductor Equipment	1.0
Software	5.8
Thrifts & Mortgage Finance	4.7
Short-Term Investments	15.0
Total	109.6%

See accompanying Notes to Schedules of Investments

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Advertising (1.5% of Net Assets)
13,000	Focus Media Holding, Ltd. (ADR)	$813,930	*

	Air Freight & Logistics (1.7%)
39,500	UTI Worldwide, Inc.	920,350

	Biotechnology (7.6%)
16,500	Alexion Pharmaceuticals, Inc.	566,940	*
36,400	Cubist Pharmaceuticals, Inc.	834,288	*†
78,800	CV Therapeutics, Inc.	965,300	*†
18,800	Keryx Biopharmaceuticals, Inc.	216,200	*
25,800	Nuvelo, Inc.	438,600	*
36,270	Onyx Pharmaceuticals, Inc.	569,802	*†
17,000	Vertex Pharmaceuticals, Inc.	569,840	*†
	Total Biotechnology	4,160,970

	Capital Markets (1.5%)
17,300	SEI Investments Co.	845,278

	Chemicals (1.2%)
25,725	Symyx Technologies, Inc.	633,092	*

	Commercial Banks (0.3%)
3,190	Hancock Holding Co.	164,604

	Commercial Services & Supplies (9.1%)
15,600	Advisory Board Co.	722,748	*
26,125	Corporate Executive Board Co.	2,455,750
16,800	Monster Worldwide, Inc.	672,000	*
45,660	Resources Connection, Inc.	1,080,772	*
	Total Commercial Services & Supplies	4,931,270

	Diversified Consumer Services (1.0%)
13,925	Bright Horizons Family Solutions, Inc.	535,416	*

	Diversified Financial Services (1.6%)
15,600	GFI Group, Inc.	894,816	*

	Electrical Equipment (4.2%)
42,500	Energy Conversion Devices, Inc.	1,430,125	*†
41,500	Synaptics, Inc.	872,330	*
	Total Electrical Equipment	2,302,455

	Energy Equipment & Services (4.5%)
9,200	Dril-Quip, Inc.	777,308	*
11,800	FMC Technologies, Inc.	743,636	*
13,500	Foster Wheeler, Ltd.	514,890	*
5,800	National-Oilwell Varco, Inc.	388,832	*
	Total Energy Equipment & Services	2,424,666

	Health Care Equipment & Supplies (9.0%)
58,395	Abaxis, Inc.	1,323,815	*
30,100	Foxhollow Technologies, Inc.	782,299	*†
68,915	IntraLase Corp.	1,194,986	*
5,400	Intuitive Surgical, Inc.	514,080	*†
28,800	Palomar Medical Technologies, Inc.	1,096,992	*†
	Total Health Care Equipment & Supplies	4,912,172

	Health Care Providers & Services (2.9%)
22,735	Radiation Therapy Services, Inc.	631,578	*†
21,400	Sierra Health Services, Inc.	924,052	*
	Total Health Care Providers & Services	1,555,630

	Hotels, Restaurants, & Leisure (7.0%)
26,140	Buffalo Wild Wings, Inc.	842,492	*
28,900	Ctrip.com International, Ltd. (ADR)	1,462,773	†
27,700	P.F. Chang’s China Bistro, Inc.	837,371	*†
10,300	Wynn Resorts, Ltd.	659,303	*†
	Total Hotels, Restaurants, & Leisure	3,801,939

	Information Technology Services (5.4%)
20,000	Alliance Data Systems Corp.	1,026,400	*
11,500	CheckFree Corp.	511,750	*
21,100	Cognizant Technology Solutions Corp., Class A	1,381,839	*
	Total Information Technology Services	2,919,989

	Insurance (6.3%)
36,400	Hub International, Ltd.	950,404
65,885	National Interstate Corp.	1,697,198
26,000	Tower Group, Inc.	780,520
	Total Insurance	3,428,122

	Internet & Catalog Retail (1.2%)
31,800	Netflix, Inc.	657,942	*†

	Internet Software & Services (5.9%)
13,900	Baidu.com, Inc. (ADR)	999,410	*†
22,900	Equinix, Inc.	1,199,502	*†
46,800	SINA Corp.	999,648	*†
	Total Internet Software & Services	3,198,560

	Machinery (3.3%)
25,550	Bucyrus International, Inc., Class A	1,244,541
35,900	Chart Industries, Inc.	552,860	*
	Total Machinery	1,797,401

	Oil, Gas & Consumable Fuels (7.9%)
23,900	Frontier Oil Corp.	842,475
25,400	Plains Exploration & Production Co.	1,116,584	*
4,900	Ultra Petroleum Corp.	286,944	*
17,900	Veritas DGC, Inc.	1,025,133	*
21,880	Whiting Petroleum Corp.	1,021,796	*†
	Total Oil, Gas & Consumable Fuels	4,292,932

	Pharmaceuticals (1.9%)
22,100	AtheroGenics, Inc.	291,278	*†
73,300	Salix Pharmaceuticals, Ltd.	747,660	*
	Total Pharmaceuticals	1,038,938

	Semiconductors & Semiconductor Equipment (6.1%)
21,000	FormFactor, Inc.	900,270	*
20,650	Hittite Microwave Corp.	841,488	*
30,600	Silicon Laboratories, Inc.	1,129,752	*
13,800	Supertex, Inc.	458,712	*
	Total Semiconductors & Semiconductor Equipment	3,330,222

	Software (9.0%)
20,300	ANSYS, Inc.	931,567	*
202,315	Opsware, Inc.	1,406,089	*
68,800	Smith Micro Software, Inc.	877,888	*†
60,100	Ultimate Software Group, Inc.	1,246,474	*
28,600	Witness Systems, Inc.	455,598	*†
	Total Software	4,917,616
	Total Common Stock (Cost: $48,960,638) (100.1%)	54,478,310

Principal
Amount	Short-Term Investments	Value
$550,969	Abbey National PLC, 5.29%, due 08/11/06	$550,969	* *
393,549	ABN Amro Bank NV, 5.305%, due 11/21/06	393,549	* *
251,872	Bank of America, 5.27%, due 09/12/06	251,871	* *
314,839	Bank of Montreal, 5.29%, due 08/03/06	314,839	* *
393,549	Bank of Nova Scotia (The), 5.29%, due 08/08/06	393,549	* *
393,549	Bank of Nova Scotia (The), 5.32%, due 08/16/06	393,549	* *
393,549	Bank of the West, 5.25%, due 08/07/06	393,549	* *
787,099	Barclays Bank PLC, 5.15%, due 08/01/06	787,098	* *
153,970	Barton Capital LLC, 5.283%, due 08/04/06	153,970	* *
472,259	Branch Banker & Trust, 5.355%, due 08/28/06	472,259	* *
393,549	Calyon, 5.3%, due 08/08/06	393,549	* *
157,420	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	157,420	* *
157,420	Charta LLC, 5.376%, due 08/23/06	157,420	* *
157,420	Compass Securitization, 5.365%, due 08/21/06	157,420	* *
236,130	CRC Funding LLC, 5.376%, due 08/23/06	236,130	* *
393,549	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	393,549	* *
393,549	Dexia Group, 5.3%, due 08/09/06	393,549	* *
233,019	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	233,019	* *
236,130	Fortis Bank, 5.29%, due 08/07/06	236,130	* *
393,549	General Electric Capital Corp., 5.26%, due 08/02/06	393,549	* *
157,420	Grampian Funding LLC, 5.365%, due 08/21/06	157,420	* *
157,420	Greyhawk Funding, 5.389%, due 08/21/06	157,420	* *
393,549	Harris NA, 5.29%, due 08/07/06	393,549	* *
468,770	Liberty Street, 5.344%, due 08/16/06	468,770	* *
157,420	Lloyds TSB Bank, 5.28%, due 08/10/06	157,420	* *
620,688	National Australia Bank, 5.29%, due 08/01/06	620,688	* *
157,420	Paradigm Funding LLC, 5.341%, due 08/15/06	157,420	* *
311,728	Park Avenue Receivables Corp., 5.291%, due 08/01/06	311,728	* *
157,420	Prefco, 5.355%, due 08/21/06	157,420	* *
157,420	Ranger Funding, 5.423%, due 09/19/06	157,420	* *
196,775	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	196,775	* *
366,635	Svenska Handlesbanken, 5.29%, due 08/01/06	366,635	* *
236,130	Toronto Dominion Bank, 5.4%, due 09/22/06	236,130	* *
472,259	UBS AG, 5.25%, due 08/04/06	472,259	* *
360,340	Variable Funding Capital Co., 5.272%, due 08/02/06	360,340	* *
472,259	Wells Fargo & Co., 5.33%, due 08/15/06	472,259	* *
393,549	Wells Fargo & Co., 5.4%, due 09/05/06	393,549	* *
	Total Short-Term Investments (Cost: $12,094,139) (22.2%)	12,094,139

	Total Investments (Cost: $61,054,777) (122.3%)	66,572,449
	Liabilities in Excess of Other Assets (-22.3%)	(12,127,054)
	Net Assets (100.0%)	$54,445,395

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

*		Non-income producing.
* *		Represents investment of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
Short-Term Investments consist of Certificates of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Advertising	1.5%
Air Freight & Logistics	1.7
Biotechnology	7.6
Capital Markets	1.5
Chemicals	1.2
Commercial Banks	0.3
Commercial Services & Supplies	9.1
Diversified Consumer Services	1.0

Diversified Financial Services	1.6
Electrical Equipment	4.2
Energy Equipment & Services	4.5
Health Care Equipment & Supplies	9.0
Health Care Providers & Services	2.9
Hotels, Restaurants, & Leisure	7.0
Information Technology Services	5.4
Insurance	6.3
Internet & Catalog Retail	1.2
Internet Software & Services	5.9
Machinery	3.3
Oil, Gas & Consumable Fuels	7.9
Pharmaceuticals	1.9
Semiconductors & Semiconductor Equipment	6.1
Software	9.0
Short-Term Investments	22.2
Total	122.3%

See accompanying Notes to Schedules of Investments

TCW Value Added Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
6,120	Ducommun, Inc.	$110,099	*
3,245	Heico Corp., Class A	85,019
9,300	Herley Industries, Inc.	99,789	*
15,518	Hexcel Corp.	222,994	*†
3,840	Kaman Corp.	70,464
1,960	Ladish Co., Inc.	66,640	*
	Total Aerospace & Defense	655,005

	Auto Components (0.2%)
2,900	Modine Manufacturing Co.	68,353

	Automobiles (1.3%)
20,220	Monaco Coach Corp.	215,343
5,500	Winnebago Industries, Inc.	159,005	†
	Total Automobiles	374,348

	Chemicals (4.0%)
1,800	American Vanguard Corp.	26,550	†
4,120	Arch Chemicals, Inc.	146,013
2,900	Cabot Corp.	96,483
10,200	Chemtura Corp.	87,822
12,605	Ferro Corp.	203,571
7,600	Georgia Gulf Corp.	193,496
5,180	MacDermid, Inc.	140,015
11,935	Material Sciences Corp.	112,428	*
3,000	Nova Chemicals Corp.	88,710	†
1,685	Quaker Chemical Corp.	32,537
	Total Chemicals	1,127,625

	Commercial Banks (3.5%)
5,900	Access National Corp.	54,870
3,100	Cadence Financial Corp.	64,976
3,095	Chittenden Corp.	87,341
1,700	Community Bancshares, Inc.	16,626	*
5,131	Fulton Financial Corp.	84,918
1,920	Greene County Bancshares, Inc.	65,914
13,100	Investor Bancorp, Inc.	176,326	*
5,900	Northeast Community Bancorp, Inc.	65,195	*
10,500	Sterling Bancorp	211,785
8,628	Superior Bancorp	94,822	†
2,285	Washington Trust Bancorp, Inc.	61,444
	Total Commercial Banks	984,217

	Commercial Services & Supplies (4.3%)
3,400	ACCO Brands Corp.	66,742	*†
6,800	Adesa, Inc.	138,788	†
9,430	Bowne & Co., Inc.	130,794
2,035	FTI Consulting, Inc.	53,419	*†
3,070	Herman Miller, Inc.	87,219
6,000	Knoll, Inc.	103,200
6,500	Korn Ferry International	120,705	*
5,500	Schawk, Inc.	91,080	†
7,225	Steelcase, Inc.	106,135	†
13,500	Tetra Tech, Inc.	216,405	*
5,740	TRC Companies, Inc.	56,137	*
1,500	Valassis Communications, Inc.	30,795	*
	Total Commercial Services & Supplies	1,201,419

	Communications Equipment (3.9%)
7,250	Andrew Corp.	61,262	*
18,415	C-COR, Inc.	121,723	*
6,675	Dycom Industries, Inc.	120,083	*
10,700	Plantronics, Inc.	166,492
16,401	Powerwave Technologies, Inc.	130,224	*†
17,700	SafeNet, Inc.	301,608	*†
7,190	Symmetricom, Inc.	50,905	*
12,700	Tekelec	130,683	*
15,375	WJ Communications, Inc.	19,834	*
	Total Communications Equipment	1,102,814

	Computers & Peripherals (1.1%)
22,500	Brocade Communications Systems, Inc.	140,850	*
3,292	Cray, Inc.	45,594	*
6,500	Hutchinson Technology, Inc.	117,325	*
	Total Computers & Peripherals	303,769

	Construction & Engineering (0.9%)
9,033	Insituform Technologies, Inc., Class A	194,661	*
10,550	Modtech Holdings, Inc.	69,630	*†
	Total Construction & Engineering	264,291

	Containers & Packaging (0.9%)
6,200	Chesapeake Corp.	88,350
10,747	Myers Industries, Inc.	178,830
	Total Containers & Packaging	267,180

	Diversified Consumer Services (1.0%)
12,310	Corinthian Colleges, Inc.	165,200	*
4,245	Sotheby’s Holdings, Inc.	117,289	*†
	Total Diversified Consumer Services	282,489

	Electrical Equipment (1.5%)
2,400	Multi-Fineline Electronix, Inc.	59,664	*†
2,955	Powell Industries, Inc.	69,236	*
13,500	Power-One, Inc.	85,320	*
2,835	Regal-Beloit Corp.	112,691	†
2,010	Smith (A.O.) Corp.	86,149
	Total Electrical Equipment	413,060

	Electronic Equipment & Instruments (12.2%)
2,900	Advanced Analogic Technologies, Inc.	27,289	*
28,285	Bell Microproducts, Inc.	133,222	*
4,785	Coherent, Inc.	153,407	*†
8,800	Cohu, Inc.	133,584
28,300	Conexant Systems, Inc.	50,657	*
7,740	CTS Corp.	111,533
3,000	DTS, Inc.	55,860	*
10,005	Electro Scientific Industries, Inc.	175,888	*
6,200	Faro Technologies, Inc.	100,006	*†
14,890	Gerber Scientific, Inc.	228,264	*
19,900	GSI Lumonics, Inc.	163,180	*
7,250	Keithley Instruments, Inc.	81,852
50,110	KEMET Corp.	419,421	*
6,766	LeCroy Corp.	92,627	*
3,200	Littelfuse, Inc.	108,096	*
3,235	Maxwell Technologies, Inc.	58,424	*†
6,400	Mercury Computer Systems, Inc.	86,016	*
15,540	Merix Corp.	163,325	*†
10,910	Newport Corp.	198,889	*
4,600	Paxar Corp.	84,732	*
6,735	Planar Systems, Inc.	71,122	*
19,300	Symbol Technologies, Inc.	213,265
11,300	TTM Technologies, Inc.	124,752	*
27,536	Vishay Intertechnology, Inc.	386,330	*
	Total Electronic Equipment & Instruments	3,421,741

	Energy Equipment & Services (1.8%)
2,890	Gulf Island Fabrication, Inc.	71,701
13,300	Input/Output, Inc.	130,739	*†
3,300	Key Energy Services, Inc.	48,675	*
26,700	Newpark Resources, Inc.	163,671	*
2,900	Pride International, Inc.	86,623	*
	Total Energy Equipment & Services	501,409

	Food Products (1.5%)
4,700	Delta & Pine Land Co.	160,787
6,600	Pilgrim’s Pride Corp.	168,696	†
3,100	Sanderson Farms, Inc.	80,321	†
	Total Food Products	409,804

	Health Care Equipment & Supplies (1.4%)
2,650	Analogic Corp.	121,211
8,170	Zoll Medical Corp.	287,257	*
	Total Health Care Equipment & Supplies	408,468

	Health Care Providers & Services (2.6%)
15,400	Horizon Health Corp.	202,972	*
9,300	Kindred Healthcare, Inc.	245,799	*
8,000	LifePoint Hospitals, Inc.	269,520	*
	Total Health Care Providers & Services	718,291

	Health Care Technology (0.7%)
20,200	Dendrite International, Inc.	184,022	*

	Hotels, Restaurants, & Leisure (0.9%)
1,500	Applebee’s International, Inc.	26,640
3,400	Morton’s Restaurant Group, Inc.	51,000	*
5,600	Ruby Tuesday, Inc.	122,976	†
2,885	The Steak & Shake Co.	42,640	*
	Total Hotels, Restaurants, & Leisure	243,256

	Industrial Conglomerates (0.5%)
1,920	Standex International Corp.	52,531
4,960	Tredegar Corp.	78,467
	Total Industrial Conglomerates	130,998

	Information Technology Services (1.7%)
6,500	AnswerThink, Inc.	26,975	*
10,300	BearingPoint, Inc.	82,400	*†
11,625	BISYS Group, Inc.	142,755	*
11,685	Computer Task Group, Inc.	52,115	*
12,200	Keane, Inc.	175,924	*
	Total Information Technology Services	480,169

	Insurance (3.7%)
11,600	Aspen Insurance Holdings, Ltd.	273,760
15,515	CRM Holdings, Ltd.	158,253	*
3,700	Endurance Specialty Holdings, Ltd.	112,332
4,000	Max Reinsurance Capital, Ltd.	90,000
3,190	NYMAGIC, Inc.	100,102
8,955	ProCentury Corp.	130,653
13,785	USI Holdings Corp.	171,210	*†
	Total Insurance	1,036,310

	Internet & Catalog Retail (1.3%)
21,655	1-800-FLOWERS.COM, Inc.	123,867	*
4,657	Alloy, Inc.	45,545	*
9,882	dELiA*s, Inc.	72,929	*†
10,935	ValueVision Media, Inc.	117,661	*
	Total Internet & Catalog Retail	360,002

	Internet Software & Services (0.5%)
6,500	Internet Capital Group, Inc.	57,330	*
7,482	Interwoven, Inc.	70,929	*
	Total Internet Software & Services	128,259

	Leisure Equipment & Products (1.0%)
13,940	Callaway Golf Co.	176,341	†
10,600	K2, Inc.	111,512	*
	Total Leisure Equipment & Products	287,853

	Life Science Tools & Services (1.0%)
3,270	Cambrex Corp.	69,684
4,635	Varian, Inc.	208,482	*
	Total Life Science Tools & Services	278,166

	Machinery (3.3%)
600	Actuant Corp. - Class A	26,406
4,653	CIRCOR International, Inc.	129,586
7,670	Federal Signal Corp.	114,513
4,000	Flow International Corp.	54,000	*†
4,130	Greenbrier Cos., Inc.	114,731	†
1,670	Kaydon Corp.	60,537
5,445	Lydall, Inc.	48,787	*
1,900	Nordson Corp.	86,450
5,900	Robbins & Myers, Inc.	158,120
1,300	Sauer-Danfoss, Inc.	31,837
2,750	Trinity Industries, Inc.	91,905
	Total Machinery	916,872

	Media (1.7%)
6,170	Cumulus Media, Inc.	58,615	*†
2,600	Meredith Corp.	122,798
6,000	Reader’s Digest Association, Inc.	81,960
5,185	Scholastic Corp.	149,069	*
10,220	Westwood One, Inc.	68,065
	Total Media	480,507

	Metals & Mining (0.4%)
10,020	NN, Inc.	127,755

	Multiline Retail (0.6%)
10,755	Saks, Inc.	173,586

	Oil, Gas & Consumable Fuels (1.7%)
1,200	Cabot Oil & Gas Corp.	63,300
6,900	Comstock Resources, Inc.	202,998	*
6,000	Petrohawk Energy Corp.	70,320	*
2,900	Whiting Petroleum Corp.	135,430	*†
	Total Oil, Gas & Consumable Fuels	472,048

	Personal Products (1.0%)
9,170	NBTY, Inc.	270,790	*

	Pharmaceuticals (1.2%)
4,900	Par Pharmaceutical Companies, Inc.	74,676	*†
9,300	Perrigo Co.	147,312
6,800	Valeant Pharmaceuticals International	117,504
	Total Pharmaceuticals	339,492

	Road & Rail (0.7%)
6,140	Covenant Transport, Inc.	80,557	*
10,500	RailAmerica, Inc.	105,420	*
	Total Road & Rail	185,977

	Semiconductors & Semiconductor Equipment (17.1%)
15,200	AMIS Holdings, Inc.	142,576	*
7,615	ATMI, Inc.	202,331	*†
38,915	Axcelis Technologies, Inc.	215,200	*
25,235	Brooks Automation, Inc.	284,903	*†
25,958	Credence Systems Corp.	73,202	*
33,176	Entegris, Inc.	313,513	*
9,290	Exar Corp.	120,305	*
10,955	FEI Co.	238,600	*†
14,175	FSI International, Inc.	82,499	*

15,925	Integrated Device Technology, Inc.	246,360	*
7,490	International Rectifier Corp.	267,019	*
21,280	Kulicke & Soffa Industries, Inc.	157,259	*
38,007	Lattice Semiconductor Corp.	224,241	*
54,000	LTX Corp.	291,600	*
14,600	Mattson Technology, Inc.	118,844	*
13,430	MKS Instruments, Inc.	277,598	*
14,700	Novellus Systems, Inc.	372,057	*
12,600	Pericom Semiconductor Corp.	105,840	*
35,200	RF Micro Devices, Inc.	216,832	*
3,500	Silicon Laboratories, Inc.	129,220	*
33,100	Skyworks Solutions, Inc.	145,309	*
13,124	Triquint Semiconductor, Inc.	61,945	*
10,700	Ultratech, Inc.	161,998	*
4,605	Varian Semiconductor Equipment Associates, Inc.	145,979	*
9,510	Veeco Instruments, Inc.	211,883	*
	Total Semiconductors & Semiconductor Equipment	4,807,113

	Software (4.3%)
6,600	Adaptec, Inc.	29,040	*
12,750	Agile Software Corp.	74,843	*
4,100	Business Objects S.A. (ADR)	99,753	*
6,000	Evans & Sutherland Computer Corp.	33,180	*
2,100	Kanbay International, Inc.	30,450	*†
2,000	Kronos, Inc.	58,020	*
19,600	Macrovision Corp.	384,552	*
8,085	Magma Design Automation, Inc.	58,535	*
7,454	Parametric Technology Corp.	115,239	*
17,175	Phoenix Technologies, Ltd.	81,581	*
3,870	Reynolds & Reynolds Co., Class A	136,959
2,400	Take-Two Interactive Software, Inc.	25,704	*†
11,900	TIBCO Software, Inc.	94,724	*
	Total Software	1,222,580

	Specialty Retail (4.7%)
8,150	A.C. Moore Arts & Crafts, Inc.	140,180	*†
33,800	Blockbuster, Inc., Class A	138,242	*†
5,350	Cost Plus, Inc.	72,172	*†
10,885	Pacific Sunwear of California, Inc.	181,562	*†
15,500	Pier 1 Imports, Inc.	105,400	†
11,000	RadioShack Corp.	177,870	†
11,000	Rent-Way, Inc.	89,430	*
22,415	Restoration Hardware, Inc.	152,422	*†
7,260	West Marine, Inc.	91,839	*†
6,500	Zale Corp.	166,465	*
	Total Specialty Retail	1,315,582

	Telecommunications (0.3%)
6,300	ADC Telecommunications, Inc.	77,049	*†

	Textiles, Apparel & Luxury Goods (2.5%)
10,220	Fossil, Inc.	185,595	*
4,200	Kellwood Co.	111,090
4,000	Kenneth Cole Productions, Inc., Class A	96,360
12,600	Quiksilver, Inc.	163,170	*†
8,100	Warnaco Group, Inc.	144,261	*
	Total Textiles, Apparel & Luxury Goods	700,476

	Thrifts & Mortgage Finance (3.6%)
10,400	Astoria Financial Corp.	309,400
7,835	BankUnited Financial Corp., Class A	231,838
8,097	First Niagara Financial Group, Inc.	118,459
770	Flushing Financial Corp.	12,813
8,985	NewAlliance Bancshares, Inc.	126,778	†
12,515	Provident Financial Services, Inc.	225,771
	Total Thrifts & Mortgage Finance	1,025,059

	Trading Companies & Distributors (0.6%)
2,955	Electro Rent Corp.	43,823	*
4,400	United Rentals, Inc.	122,848	*
	Total Trading Companies & Distributors	166,671

	Transportation Infrastructure (0.4%)
5,800	Interpool, Inc.	116,696
	Total Common Stock (Cost: $26,355,029) (99.8%)	28,031,571

Principal
Amount	Short-Term Investments	Value
$248,252	Abbey National PLC, 5.29%, due 08/11/06	$248,252	* *
177,323	ABN Amro Bank NV, 5.305%, due 11/21/06	177,323	* *
113,487	Bank of America, 5.27%, due 09/12/06	113,487	* *
141,858	Bank of Montreal, 5.29%, due 08/03/06	141,858	* *
177,323	Bank of Nova Scotia (The), 5.29%, due 08/08/06	177,323	* *
177,323	Bank of Nova Scotia (The), 5.32%, due 08/16/06	177,323	* *
177,323	Bank of the West, 5.25%, due 08/07/06	177,323	* *
354,646	Barclays Bank PLC, 5.15%, due 08/01/06	354,646	* *
69,375	Barton Capital LLC, 5.283%, due 08/04/06	69,375	* *
212,787	Branch Banker & Trust, 5.355%, due 08/28/06	212,787	* *
177,323	Calyon, 5.3%, due 08/08/06	177,323	* *
70,929	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	70,929	* *
70,929	Charta LLC, 5.376%, due 08/23/06	70,929	* *
70,929	Compass Securitization, 5.365%, due 08/21/06	70,929	* *
106,394	CRC Funding LLC, 5.376%, due 08/23/06	106,394	* *
177,323	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	177,323	* *
177,323	Dexia Group, 5.3%, due 08/09/06	177,323	* *
104,992	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	104,992	* *
106,394	Fortis Bank, 5.29%, due 08/07/06	106,394	* *
177,323	General Electric Capital Corp., 5.26%, due 08/02/06	177,323	* *
70,929	Grampian Funding LLC, 5.365%, due 08/21/06	70,929	* *
70,929	Greyhawk Funding, 5.389%, due 08/21/06	70,929	* *
177,323	Harris NA, 5.29%, due 08/07/06	177,323	* *
186,376	Investors Bank & Trust Depository Reserve, 3.61%	186,376
211,215	Liberty Street, 5.344%, due 08/16/06	211,215	* *
70,929	Lloyds TSB Bank, 5.28%, due 08/10/06	70,929	* *
279,665	National Australia Bank, 5.29%, due 08/01/06	279,665	* *
70,929	Paradigm Funding LLC, 5.341%, due 08/15/06	70,929	* *
140,457	Park Avenue Receivables Corp., 5.291%, due 08/01/06	140,457	* *
70,929	Prefco, 5.355%, due 08/21/06	70,929	* *
70,929	Ranger Funding, 5.423%, due 09/19/06	70,929	* *
88,661	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	88,661	* *
165,196	Svenska Handlesbanken, 5.29%, due 08/01/06	165,196	* *
106,394	Toronto Dominion Bank, 5.4%, due 09/22/06	106,394	* *
212,787	UBS AG, 5.25%, due 08/04/06	212,787	* *
162,360	Variable Funding Capital Co., 5.272%, due 08/02/06	162,360	* *
212,787	Wells Fargo & Co., 5.33%, due 08/15/06	212,787	* *
177,323	Wells Fargo & Co., 5.4%, due 09/05/06	177,323	* *
	Total Short-Term Investments (Cost: $5,635,674) (20.1%)	5,635,674

	Total Investments (Cost: $31,990,703) (119.9%)	33,667,245
	Liabilities in Excess of Other Assets (-19.9%)	(5,577,159)
	Net Assets (100.0%)	$28,090,086

Notes to the Schedule of Investments:

*	Non-income producing.
* *	Represents investment of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).
Short-Term Investments consist of Certificate of Deposits, Commercial Paper, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	2.3%
Auto Components	0.2
Automobiles	1.3
Chemicals	4.0
Commercial Banks	3.5
Commercial Services & Supplies	4.3
Communications Equipment	3.9
Computers & Peripherals	1.1
Construction & Engineering	0.9
Containers & Packaging	0.9
Diversified Consumer Services	1.0
Electrical Equipment	1.5
Electronic Equipment & Instruments	12.2
Energy Equipment & Services	1.8
Food Products	1.5
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	2.6
Health Care Technology	0.7
Hotels, Restaurants, & Leisure	0.9
Industrial Conglomerates	0.5
Information Technology Services	1.7
Insurance	3.7
Internet & Catalog Retail	1.3
Internet Software & Services	0.5
Leisure Equipment & Products	1.0
Life Science Tools & Services	1.0
Machinery	3.3
Media	1.7
Metals & Mining	0.4
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	1.7
Personal Products	1.0
Pharmaceuticals	1.2
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	17.1
Software	4.3
Specialty Retail	4.7
Telecommunications	0.3
Textiles, Apparel & Luxury Goods	2.5
Thrifts & Mortgage Finance	3.6
Trading Companies & Distributors	0.6
Transportation Infrastructure	0.4
Short-Term Investments	20.1
Total	119.9%

See accompanying Notes to Schedules of Investments

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Aerospace & Defense (1.8% of Net Assets)
220,980	Alliant Techsystems, Inc.	$17,709,337	*†

	Beverages (1.5%)
202,990	Molson Coors Brewing Co., Class B	14,503,635

	Chemicals (3.3%)
280,900	Cytec Industries, Inc.	15,002,869	†
492,200	International Flavors & Fragrances, Inc.	18,211,400
	Total Chemicals	33,214,269

	Commercial Banks (4.9%)
301,840	Commerce Bancorp, Inc.	10,253,505	†
442,750	Marshall & IIsley Corp.	20,795,967
174,570	New York Community Bancorp	2,850,728	†
327,004	SVB Financial Group	14,656,319	*†
	Total Commercial Banks	48,556,519

	Communications Equipment (0.7%)
795,890	Andrew Corp.	6,725,271	*†

	Computer Software (2.0%)
935,915	McAfee, Inc.	20,168,968	*

	Computers & Peripherals (3.6%)
456,260	Diebold, Inc.	18,432,904	†
3,988,100	Sun Microsystems, Inc.	17,348,235	*
	Total Computers & Peripherals	35,781,139

	Construction & Engineering (1.3%)
257,800	Cameron International Corp	12,995,698	*

	Diversified Consumer Services (2.9%)
380,100	H&R Block, Inc.	8,647,275	†
604,000	Regis Corp.	20,342,720
	Total Diversified Consumer Services	28,989,995

	Electronic Equipment & Instruments (6.7%)
283,700	Anixter International, Inc.	15,640,381
422,930	Tektronix, Inc.	11,533,301
231,741	Teleflex, Inc	13,230,094
1,837,865	Vishay Intertechnology, Inc.	25,785,246	*†
	Total Electronic Equipment & Instruments	66,189,022

	Energy Equipment & Services (1.0%)
212,800	Weatherford International, Ltd.	9,967,552	*

	Financial Services (1.8%)
594,620	Federated Investors, Inc., Class B	18,439,166

	Health Care Equipment & Supplies (8.1%)
450,000	Bausch & Lomb, Inc.	21,285,000	†
238,100	Beckman Coulter, Inc.	13,631,225
286,955	Edwards Lifesciences Corp.	12,694,889	*
313,650	Hillenbrand Industries, Inc.	15,575,859	†
401,140	Hospira, Inc.	17,525,807	*
	Total Health Care Equipment & Supplies	80,712,780

	Health Care Providers & Services (2.7%)
2,979,400	HEALTHSOUTH Corp.	11,768,630	*†
380,600	Triad Hospitals, Inc.	14,831,982	*
	Total Health Care Providers & Services	26,600,612

	Hotels, Restaurants, & Leisure (2.0%)
854,700	Cheesecake Factory, Inc. (The)	19,529,895	*†

	Household Durables (2.8%)
448,120	Leggett & Platt, Inc.	10,226,098
392,940	Stanley Works (The)	17,827,688
	Total Household Durables	28,053,786

	Insurance (7.3%)
746,410	Arthur J. Gallagher & Co.	20,279,960	†
387,230	Assurant, Inc.	18,652,869	†
710,475	Old Republic International Corp.	15,111,803
566,200	Willis Group Holdings, Ltd.	18,418,486
	Total Insurance	72,463,118

	Life Science Tools & Services (4.3%)
601,100	Thermo Electron Corp.	22,246,711	*†
461,720	Varian, Inc.	20,768,166	*
	Total Life Science Tools & Services	43,014,877

	Machinery (5.5%)
374,045	Dover Corp.	17,632,481
642,700	Pentair, Inc.	18,458,344
333,600	SPX Corp.	18,231,240
	Total Machinery	54,322,065

	Media (1.9%)
393,180	Dow Jones & Co., Inc.	13,777,027	†
112,850	Entercom Communications Corp.	2,860,748	†
363,940	Westwood One, Inc.	2,423,840
	Total Media	19,061,615

	Multiline Retail (2.2%)
635,018	Federated Department Stores, Inc.	22,295,482

	Oil, Gas & Consumable Fuels (2.1%)
412,325	Murphy Oil Corp.	21,218,245	†

	Pharmaceuticals (1.5%)
841,200	Valeant Pharmaceuticals International	14,535,936	†

	Semiconductors & Semiconductor Equipment (16.5%)
648,600	Analog Devices, Inc.	20,969,238
753,750	Cypress Semiconductor Corp.	11,449,463	*†
424,000	Freescale Semiconductor, Inc., Class B	12,092,480	*
325,300	International Rectifier Corp.	11,596,945	*
2,147,600	LSI Logic Corp.	17,610,320	*†
1,505,400	Micron Technology, Inc.	23,469,186	*
714,980	National Semiconductor Corp.	16,630,435
1,022,900	Novellus Systems, Inc.	25,889,599	*
1,848,900	Teradyne, Inc.	24,294,546	*†
	Total Semiconductors & Semiconductor Equipment	164,002,212

	Software (1.1%)
924,881	Activision, Inc.	11,052,328	*

	Specialty Retail (3.1%)
1,316,300	Gap, Inc. (The)	22,837,805
196,770	OfficeMax, Inc.	8,089,215
	Total Specialty Retail	30,927,020

	Telecommunications (1.6%)
1,282,200	ADC Telecommunications, Inc.	15,681,306	*†

	Textiles, Apparel & Luxury Goods (2.1%)
716,285	Jones Apparel Group, Inc.	21,202,036

	Thrifts & Mortgage Finance (1.9%)
515,987	People’s Bank	18,518,773
	Total Common Stock (Cost: $900,987,463) (98.2%)	976,432,657

Principal
Amount	Short-Term Investments	Value
$9,420,699	Abbey National PLC, 5.29%, due 08/11/06	$9,420,699	* *
6,729,070	ABN Amro Bank NV, 5.305%, due 11/21/06	6,729,072	* *
4,306,605	Bank of America, 5.27%, due 09/12/06	4,306,606	* *
5,383,256	Bank of Montreal, 5.29%, due 08/03/06	5,383,257	* *
6,729,070	Bank of Nova Scotia (The), 5.29%, due 08/08/06	6,729,071	* *
6,729,070	Bank of Nova Scotia (The), 5.32%, due 08/16/06	6,729,071	* *
6,729,070	Bank of the West, 5.25%, due 08/07/06	6,729,071	* *
13,458,141	Barclays Bank PLC, 5.15%, due 08/01/06	13,458,142	* *
2,632,637	Barton Capital LLC, 5.283%, due 08/04/06	2,632,637	* *
8,074,885	Branch Banker & Trust, 5.355%, due 08/28/06	8,074,885	* *
6,729,070	Calyon, 5.3%, due 08/08/06	6,729,070	* *
2,691,628	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	2,691,628	* *
2,691,628	Charta LLC, 5.376%, due 08/23/06	2,691,628	* *
2,691,628	Compass Securitization, 5.365%, due 08/21/06	2,691,628	* *
4,037,442	CRC Funding LLC, 5.376%, due 08/23/06	4,037,443	* *
6,729,070	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	6,729,070	* *
6,729,070	Dexia Group, 5.3%, due 08/09/06	6,729,070	* *
3,984,249	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	3,984,249	* *
4,037,442	Fortis Bank, 5.29%, due 08/07/06	4,037,442	* *
6,729,070	General Electric Capital Corp., 5.26%, due 08/02/06	6,729,070	* *
2,691,628	Grampian Funding LLC, 5.365%, due 08/21/06	2,691,628	* *
2,691,628	Greyhawk Funding, 5.389%, due 08/21/06	2,691,628	* *
6,729,070	Harris NA, 5.29%, due 08/07/06	6,729,070	* *
18,550,087	Investors Bank & Trust Depository Reserve, 3.61%	18,550,087
8,015,220	Liberty Street, 5.344%, due 08/16/06	8,015,220	* *
2,691,628	Lloyds TSB Bank, 5.28%, due 08/10/06	2,691,628	* *
10,612,777	National Australia Bank, 5.29%, due 08/01/06	10,612,777	* *
2,691,628	Paradigm Funding LLC, 5.341%, due 08/15/06	2,691,628	* *
5,330,063	Park Avenue Receivables Corp., 5.291%, due 08/01/06	5,330,063	* *
2,691,628	Prefco, 5.355%, due 08/21/06	2,691,628	* *
2,691,628	Ranger Funding, 5.423%, due 09/19/06	2,691,628	* *
3,364,535	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	3,364,535	* *
6,268,887	Svenska Handlesbanken, 5.29%, due 08/01/06	6,268,887	* *
4,037,442	Toronto Dominion Bank, 5.4%, due 09/22/06	4,037,442	* *
8,074,885	UBS AG, 5.25%, due 08/04/06	8,074,884	* *
6,161,249	Variable Funding Capital Co., 5.272%, due 08/02/06	6,161,249	* *
8,074,885	Wells Fargo & Co., 5.33%, due 08/15/06	8,074,884	* *
6,729,070	Wells Fargo & Co., 5.4%, due 09/05/06	6,729,070	* *
	Total Short-Term Investments (Cost: $225,340,745) (22.6%)	225,340,745

	Total Investments (Cost: $1,126,328,208) (120.8%)	1,201,773,402
	Liabilities in Excess of Other Assets (-20.8%)	(207,047,025)
	Net Assets (100.0%)	$994,726,377

Notes to the Schedule of Investments:

*	Non-income producing.
* *	Represents investment of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).
Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace & Defense	1.8%
Beverages	1.5
Chemicals	3.3
Commercial Banks	4.9
Communications Equipment	0.7
Computer Software	2.0
Computers & Peripherals	3.6
Construction & Engineering	1.3
Diversified Consumer Services	2.9
Electronic Equipment & Instruments	6.7
Energy Equipment & Services	1.0
Financial Services	1.8
Health Care Equipment & Supplies	8.1
Health Care Providers & Services	2.7
Hotels, Restaurants, & Leisure	2.0
Household Durables	2.8
Insurance	7.3
Life Science Tools & Services	4.3
Machinery	5.5
Media	1.9
Multiline Retail	2.2
Oil, Gas & Consumable Fuels	2.1
Pharmaceuticals	1.5
Semiconductors & Semiconductor Equipment	16.5
Software	1.1
Specialty Retail	3.1
Telecommunications	1.6
Textiles, Apparel & Luxury Goods	2.1
Thrifts & Mortgage Finance	1.9
Short-Term Investments	22.6
Total	120.8%

See accompanying Notes to Schedules of Investments

TCW Funds, Inc.

U.S. Equities

Notes to Schedules of Investments (Unaudited)	July 31, 2006

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the ‘‘Company’’), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 23 no-load mutual funds known as the TCW Funds (the ‘‘Funds’’).  TCW Investment Management Company (the ‘‘Advisor’’) is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940.  Each Fund has distinct investment objectives.   The following are the objectives for the Funds that are covered in this report:

U.S. Equities
TCW Fund	Investment Objective
Non-Diversified U.S. Equity Funds
TCW Aggressive Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies that appear to offer above average growth prospects.
TCW Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.
TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 20-50 large capitalization value companies.
TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.
TCW Growth Insights Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have superior growth prospects.
TCW Large Cap Core Fund	Seeks long-term total return by investing in equity securities of large cap growth and value companies.
TCW Large Cap Flexible Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 35 to 50 large capitilization companies.
TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of large capitalization companies.
TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth companies.
TCW Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.
TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.
Diversified U.S. Equity Funds
TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.
TCW Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.
TCW Opportunity Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the U.S. Equity Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price).  All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan.  As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability.  The amount of the liability is subsequently adjusted to reflect the current market value of the option written.  If the option expires unexercised, premiums received are realized as a gain at expiration date.  If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option.  When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.  Call options purchased are accounted for in the same manner as portfolio securities.  The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at July 31, 2006.  The loans were collateralized with cash which were invested in short-term instruments (amounts in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW Aggressive Growth Equities Fund	$4,848	$5,013
TCW Diversified Value Fund	31,635	33,945
TCW Dividend Focused Fund	98,192	106,097
TCW Equities Fund	7,356	7,514

	Market Value of
	Loaned Securities	Collateral Value
TCW Opportunity Fund	$19,595	$21,480
TCW Select Equities Fund	319,797	332,618
TCW Small Cap Growth Fund	11,626	12,094
TCW Value Added Fund	5,153	5,449
TCW Value Opportunities Fund	197,677	206,791

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At July 31, 2006, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW	TCW	TCW
	Aggressive	Diversified	Dividend
	Growth	Value	Focused
	Fund	Fund	Fund
Unrealized Appreciation	$4,377	$35,439	$118,682
Unrealized (Depreciation)	(1,332)	(15,134)	(47,808)
Cost of Investments for
Federal Income Tax Purposes	$24,273	$499,448	$1,211,474

		TCW	TCW	TCW
	TCW	Focused	Growth	Growth
	Equities	Equities	Equities	Insights
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$17,236	$1,819	$4,788	$117
Unrealized (Depreciation)	(2,286)	(646)	(1,133)	(79)
Cost of Investments for
Federal Income Tax Purposes	$82,829	$24,256	$20,210	$1,110

	TCW	TCW		TCW
	Large Cap	Large Cap	TCW	Select
	Core	Flexible Growth	Opportunity	Equities
	Fund	Fund	Fund	Fund
Unrealized Appreciation	$1,462	$177	$16,149	$525,341
Unrealized (Depreciation)	(752)	(225)	(6,167)	(272,816)
Cost of Investments for
Federal Income Tax Purposes	$16,316	$3,758	$127,736	$3,632,337

	TCW	TCW	TCW
	Small Cap	Value	Value
	Growth	Added	Opportunities
	Fund	Fund	Fund
Unrealized Appreciation	$9,192	$2,502	$114,647
Unrealized (Depreciation)	(3,800)	(1,869)	(43,347)
Cost of Investments for
Federal Income Tax Purposes	$61,180	$33,034	$1,130,474

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There are no restricted securities (excluding 144A issues) at July 31, 2006.

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Equity Securities	Value
	Common Stock
	China (10.6% of Net Assets)
216,000	Anhui Expressway Company, Limited, Class H	$159,438
376,000	China Construction Bank, Class H	164,520
476,000	China Life Insurance Company, Limited, Class H	803,536
830,000	PetroChina Company, Limited, Class H	947,355
290,000	Zijin Mining Group Company, Limited	154,470
	Total China (Cost: $1,713,236)	2,229,319
	Hong Kong (20.6%)
156,000	AAC Acoustic Technology Holdings, Incorporated	150,811	*
33,000	Cheung Kong Holdings, Limited	357,562
150,000	China Mobile, Limited	969,691
100,000	China Overseas Land & Investment, Limited	58,594
59,000	China Shenhua Energy Company, Limited, Class H	106,221
183,000	China Yurun Food Group, Limited	145,035
100,000	Enric Energy Equipment Holdings, Limited	60,542	*
31,000	Esprit Holdings, Limited	236,297
30,000	Hong Kong Exchanges & Clearing, Limited	194,949
77,000	Hongkong Electric Holdings	366,659
30,000	Hutchison Whampoa, Limited	274,049
62,000	Hysan Development Company, Limited	174,414
62,500	Kerry Properties, Limited	205,975
60,000	MTR Corporation, Limited	153,559
16,370	Sun Hung Kai Properties, Limited	172,119
85,000	Wharf Holdings, Limited	316,032
45,500	Wing Hang Bank, Limited	417,340
	Total Hong Kong (Cost: $3,669,490)	4,359,849
	Indonesia (2.9%)
274,000	PT Bank Central Asia Tbk	126,328
350,000	PT Medco Energi Internasional Tbk	146,604
302,000	PT Telekomunikasi Indonesia Tbk	250,035
140,000	PT United Tractors Tbk	86,509
	Total Indonesia (Cost: $480,321)	609,476
	Malaysia (4.7%)
150,000	AMMB Holdings BHD	103,773
83,900	Berjaya Sports Toto BHD	100,284
78,000	Bumiputra-Commerce Holdings BHD	131,136
34,900	Genting BHD	238,527
33,500	IOI Corporation BHD	149,369
84,000	Pantai Holdings BHD	52,171
35,800	Telekom Malaysia BHD	88,582
52,250	Tenaga Nasional BHD	130,730
	Total Malaysia (Cost: $908,414)	994,572
	Philippines (0.7%)
438,500	Ayala Land, Incorporated	116,986
50,000	Banco de Oro Universal Bank	32,563	*
	Total Philippines (Cost: $121,955)	149,549

	Singapore (9.2%)
109,000	Capitaland, Limited	283,092
120,000	Cosco Corporation Singapore, Limited	116,350
35,000	Ezra Holdings Pte, Limited	55,425
41,000	Keppel Corporation, Limited	397,569
41,000	Keppel Land, Limited	101,822
58,000	SIA Engineering Company, Limited	132,344
20,000	Singapore Airlines, Limited	164,947
102,000	Singapore Telecommunications, Limited	167,459
48,000	United Overseas Bank, Limited	474,963
29,000	UOL Group, Limited	52,923
	Total Singapore (Cost: $1,643,283)	1,946,894
	South Korea (25.7%)
6,130	Daewoo Shipbuilding & Marine Engineering Company, Limited	193,252
2,820	Daishin Securities Company, Limited	51,782
20,500	Hanbit Soft, Incorporated	177,530	*
4,430	Hyundai Engineering & Construction Company, Limited	219,996	*
2,310	Hyundai Heavy Industries Company, Limited	273,144
1,300	Hyundai Mobis	107,851
1,480	Hyundai Motor Company	113,300
16,780	IHQ, Incorporated	133,802	*
6,000	Kookmin Bank	518,995
7,610	Korea Electric Power Corporation	285,545
5,360	KT&G Corporation	323,103
1,850	LG Electronics, Incorporated	108,424
10,000	LG Telecom, Limited	108,287	*
2,670	NHN Corporation	296,477	*
757	Pohang Iron & Steel Company, Limited	186,795
16,000	Poonglim Industrial Company, Limited	142,416
1,690	Samsung Electronics Company, Limited	1,074,712
1,770	Samsung Fire & Marine Insurance Company, Limited	238,762
3,810	Shinhan Financial Group Company, Limited	187,372
468	Shinsegae Company, Limited	231,105
1,900	SK Corporation	133,125
1,030	SK Telecom Company, Limited	215,482
710	Yuhan Corporation	106,204
	Total South Korea (Cost: $4,769,198)	5,427,461
	Taiwan (21.3%)
14,500	Asustek Computer, Incorporated	32,570	*
15,000	Catcher Technology Company, Limited	153,331
140,000	Cathay Financial Holding Company, Limited	299,330
46,000	Cheng Uei Precision Industry Company, Limited (Foxlink)	172,707	*
262,890	China Steel Corporation	211,128
297,050	Chinatrust Financial Holding Company, Limited	231,314
87,150	Delta Electronics, Incorporated	234,768
504,079	Eva Airways Corporation	196,739
102,279	Formosa Chemicals & Fibre Corporation	143,738
74,000	Formosa International Hotels Corporation	187,204
28,000	Foxconn Technology Company, Limited	202,080
25,295	Hon Hai Precision Industry Company, Limited (144A) (GDR)	299,999	* * *
36,000	Hon Hai Precision Industry Company, Limited (Foxconn)	213,332
9,000	Largan Precision Company, Limited	189,598
36,400	MediaTek, Incorporated	331,591
289,000	Mega Financial Holding Company, Limited	193,262

29,967	Novatek Microelectronics Corporation, Limited	147,149
100,000	Taiwan Fertilizer Company, Limited	160,110
51,499	Taiwan Semiconductor Manufacturing Company, Limited	87,084
82,020	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	711,112
19,000	Wellypower Optronics Corporation	106,850
	Total Taiwan (Cost: $4,366,060)	4,504,996
	Thailand (1.8%)
300,000	Amata Corporation Public Company, Limited	125,354	*
89,700	Bumrungrad Hospital Public Company, Limited	84,158	*
54,800	PTT Exploration & Production Public Company, Limited	169,440
	Total Thailand (Cost: $297,729)	378,952
	Total Common Stock (Cost: $17,969,686) (97.5%)	20,601,068

Number of
Shares		Value
	Preferred Stock
	South Korea (Cost: $133,634) (0.8%)
360	Samsung Electronics Company, Limited	$171,166

Number of
Warrants		Value
	Rights and Warrants
	Hong Kong (Cost: $0) (0.0%)
12,500	China Overseas Land & Investment, Limited, Warrants, Expires 07/18/07	$1,255
	Total Equity Securities (Cost: $18,103,320) (98.3%)	20,773,489

Principal
Amount	Short-Term Investments	Value
$297,828	Investors Bank & Trust Depository Reserve, 3.61%	$297,828

	Total Short-Term Investments (Cost: $297,828) (1.4%)	297,828
	Total Investments (Cost: $18,401,148) (99.7%)	21,071,317
	Excess of Other Assets over Liabilities (0.3%)	71,904
	Net Assets (100.0%)	$21,143,221

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

*		Non-income producing.
* *

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2006, the value of this security amounted to $299,999 or 1.42% of net assets. This security is determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying Notes to Schedules of Investments

Investments by Industry (Unaudited)	July 31, 2006

Percentage of
Industry	Net Assets
Airlines	1.7%
Auto Components	0.5
Automobiles	0.5
Capital Markets	0.3
Chemicals	1.5
Commercial Banks	12.3
Communications Equipment	0.7
Computers & Peripherals	1.8
Construction & Engineering	1.8
Diversified Financial Services	0.9
Diversified Telecommunication Services	2.4
Electric Utilities	3.7
Electrical Equipment	0.8
Electronic Equipment & Instruments	4.0
Energy Equipment & Services	0.3
Food & Staples Retailing	1.1
Food Products	1.4
Health Care Providers & Services	0.7
Hotels, Restaurants, & Leisure	2.5
Household Durables	0.5
Industrial Conglomerates	3.2
Insurance	6.3
Internet Software & Services	1.4
Leisure Equipment & Products	0.9
Machinery	2.9
Marine	0.5
Media	0.6
Metals & Mining	2.6
Oil, Gas & Consumable Fuels	7.1
Pharmaceuticals	0.5
Real Estate Management & Development	9.3
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	12.0
Software	0.8
Specialty Retail	1.1
Tobacco	1.5
Transportation Infrastructure	1.4
Wireless Telecommunication Services	6.1
Short-Term Investments	1.4
Total	99.7%

See accompanying Notes to Schedules of Investments

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Equity Securities	Value
	Common Stock
	Argentina (1.7% of Net Assets)
9,100	Irsa Inversiones y Representaciones, S.A. (GDR)	$105,469	*
3,400	Tenaris, S.A. (ADR)	132,328
	Total Argentina (Cost: $221,481)	237,797
	Brazil (12.3%)
11,754	Banco Bradesco, S.A. (ADR)	394,112	†
8,300	Companhia de Bebidas das Americas (ADR)	334,075	†
4,500	Companhia Siderurgica Nacional, S.A. (ADR)	145,485
7,800	Petroleo Brasileiro, S.A. (ADR)	646,152
4,200	Submarino, S.A. (144A) (GDR)	159,926	* *†
	Total Brazil (Cost: $1,343,183)	1,679,750
	China (4.9%)
3,854	China Petroleum & Chemical Corporation (ADR)	221,682
3,871	PetroChina Company, Limited (ADR)	442,842	†
	Total China (Cost: $494,392)	664,524
	Egypt (4.6%)
6,178	Commercial International Bank (GDR)	67,340
3,515	Orascom Construction Industries (GDR)	274,170
5,977	Orascom Telecom Holding (GDR)	285,701
	Total Egypt (Cost: $686,036)	627,211
	Hong Kong (7.3%)
72,500	China Mobile, Limited	468,684
79,000	China Netcom Group Corporation, Limited	143,915
78,000	China Shenhua Energy Company Limited, Class H	140,428
2,772	CNOOC, Limited (ADR)	238,004
	Total Hong Kong (Cost: $695,740)	991,031
	Hungary (Cost: $126,194) (1.1%)
1,339	Mol Magyar Olaj- es Gazipari Rt (GDR)	148,291

	Indonesia (4.0%)
318,000	PT Bank Rakyat Indonesia Tbk	150,134
40,000	PT Semen Gresik Persero Tbk	112,308
8,300	PT Telekomunikasi Indonesia Tbk (ADR)	276,639
	Total Indonesia (Cost: $431,660)	539,081
	Israel (3.1%)
30,961	Bank Hapoalim, Limited	138,526
8,400	Teva Pharmaceutical Industries, Limited (ADR)	277,872
	Total Israel (Cost: $397,591)	416,398
	Malaysia (3.5%)
12,800	British American Tobacco BHD	147,860
76,500	Public Bank BHD	139,091
181,500	SP Setia BHD	183,609
	Total Malaysia (Cost: $458,563)	470,560

	Mexico (Cost: $154,858) (1.2%)
51,600	Empresas ICA S.A. de C.V.	164,175	*

	Philippines (4.9%)
215,040	Bank of Philippine Islands	225,713
7,700	Philippine Long Distance (ADR)	301,763
871,000	SM Prime Holdings Incorporation	138,883
	Total Philippines (Cost: $694,029)	666,359
	Russia (11.4%)
5,311	LUKOIL (ADR)	459,401
1,201	MMC Norilsk Nickel (ADR)	165,738
8,400	Mobile Telesystems (ADR)	268,296
8,980	OAO Gazprom (Reg. S) (ADR)	374,286
2,210	Unified Energy System (Reg. S) (GDR)	162,021
3,400	Wimm-Bill-Dann Foods (ADR)	128,418
	Total Russia (Cost: $1,208,468)	1,558,160
	South Africa (4.4%)
5,100	Gold Fields, Limited (ADR)	106,335
3,200	Impala Platinum Holdings, Limited (ADR)	148,480
5,745	Sasol, Limited (ADR)	210,554
12,310	Standard Bank Group, Limited	135,528
	Total South Africa (Cost: $528,649)	600,897
	South Korea (16.2%)
1	Hana Financial Group, Incorporated	45
6,537	Kookmin Bank (ADR)	563,751
11,200	KT Corporation (ADR)	241,584
2,203	LG Electronics, Incorporated (144A) (GDR)	38,663	* *
11,756	LG Electronics, Incorporated (Reg. S) (GDR)	206,318
4,700	POSCO (ADR)	290,178
8,900	Shinhan Financial Group Company, Limited	437,692
418	Shinsegae Company, Limited	206,415
9,600	SK Telecom Company, Limited (ADR)	224,736
	Total South Korea (Cost: $1,942,873)	2,209,382
	Taiwan (9.7%)
136,000	Chi Mei Optoelectronics Corporation	154,823
14,211	China Steel Corporation (GDR)	227,937
353,195	Chinatrust Financial Holding Company, Limited	275,034
9,100	Chunghwa Telecom Company, Limited (ADR)	168,987
608,000	Sinopac Financial Holdings Company, Limited	296,190
206,000	Taiwan Mobile Company, Limited	190,458
	Total Taiwan (Cost: $1,385,064)	1,313,429
	Thailand (2.8%)
145,100	Kiatnakin Bank Public Company, Limited	106,438
22,615	PTT Public Company, Limited	141,045
22,700	Siam Cement Public Company, Limited	135,612
	Total Thailand (Cost: $418,493)	383,095
	Turkey (Cost: $21,656) (0.2%)
8,974	Trakya Cam Sanayii A.S.	21,846
	Total Common Stock (Cost: $11,208,930) (93.3%)	12,691,986

Number of
Shares		Value
	Preferred Stock
	Brazil (4.0%)
3,400	Companhia Energetica de Minas Gerais, S.A. (ADR)	$148,274	†
20,000	Companhia Vale do Rio Doce (ADR)	398,000
	Total Brazil (Cost: $478,463)	546,274

	Russia (Cost: $270,745) (2.2%)
2,800	Surgutneftegaz (ADR)	294,000
	Total Preferred Stock (Cost: $749,208) (6.2%)	840,274
	Total Equity Securities (Cost: $11,958,138) (99.5%)	13,532,260

Principal
Amount	Short-Term Investments	Value
$56,128	Abbey National PLC, 5.29%, due 08/11/06	$56,129	* * *
40,091	ABN Amro Bank NV, 5.305%, due 11/21/06	40,092	* * *
25,658	Bank of America, 5.27%, due 09/12/06	25,659	* * *
32,073	Bank of Montreal, 5.29%, due 08/03/06	32,074	* * *
40,091	Bank of Nova Scotia (The), 5.29%, due 08/08/06	40,091	* * *
40,091	Bank of Nova Scotia (The), 5.32%, due 08/16/06	40,092	* * *
40,091	Bank of the West, 5.25%, due 08/07/06	40,091	* * *
80,182	Barclays Bank PLC, 5.15%, due 08/01/06	80,182	* * *
15,685	Barton Capital LLC, 5.283%, due 08/04/06	15,685	* * *
48,109	Branch Banker & Trust, 5.355%, due 08/28/06	48,109	* * *
40,091	Calyon, 5.3%, due 08/08/06	40,091	* * *
16,036	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	16,036	* * *
16,036	Charta LLC, 5.376%, due 08/23/06	16,036	* * *
16,036	Compass Securitization, 5.365%, due 08/21/06	16,036	* * *
24,055	CRC Funding LLC, 5.376%, due 08/23/06	24,055	* * *
40,091	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	40,091	* * *
40,091	Dexia Group, 5.3%, due 08/09/06	40,091	* * *
23,738	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	23,738	* * *
24,055	Fortis Bank, 5.29%, due 08/07/06	24,055	* * *
40,091	General Electric Capital Corp., 5.26%, due 08/02/06	40,091	* * *
16,036	Grampian Funding LLC, 5.365%, due 08/21/06	16,036	* * *
16,036	Greyhawk Funding, 5.389%, due 08/21/06	16,036	* * *
40,091	Harris NA, 5.29%, due 08/07/06	40,091	* * *
47,754	Liberty Street, 5.344%, due 08/16/06	47,754	* * *
16,036	Lloyds TSB Bank, 5.28%, due 08/10/06	16,036	* * *
63,230	National Australia Bank, 5.29%, due 08/01/06	63,230	* * *
16,036	Paradigm Funding LLC, 5.341%, due 08/15/06	16,036	* * *
31,756	Park Avenue Receivables Corp., 5.291%, due 08/01/06	31,756	* * *
16,036	Prefco, 5.355%, due 08/21/06	16,036	* * *
16,036	Ranger Funding, 5.423%, due 09/19/06	16,036	* * *
20,046	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	20,046	* * *
37,349	Svenska Handlesbanken, 5.29%, due 08/01/06	37,349	* * *
24,055	Toronto Dominion Bank, 5.4%, due 09/22/06	24,055	* * *
48,109	UBS AG, 5.25%, due 08/04/06	48,109	* * *
36,708	Variable Funding Capital Co., 5.272%, due 08/02/06	36,708	* * *
48,109	Wells Fargo & Co., 5.33%, due 08/15/06	48,109	* * *
40,091	Wells Fargo & Co., 5.4%, due 09/05/06	40,091	* * *
	Total Short-Term Investments (Cost: $1,232,038) (9.0%)	1,232,038
	Total Investments (Cost: $13,190,176) (108.5%)	14,764,298
	Liabilities in Excess of Other Assets (-8.5%)	(1,157,833)
	Net Assets (100.0%)	$13,606,465

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

*		Non-income producing.

* *

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2006, the value of these securities amounted to $198,589 or 1.46% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

* * *		Represents investment of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

See accompanying Notes to Schedules of Investments

Investments by Industry (Unaudited)	July 31, 2006

Percentage of
Industry	Net Assets
Beverages	2.4%
Building Products	0.2
Commercial Banks	20.7
Construction & Engineering	3.2
Construction Materials	1.8
Consumer Finance	0.8
Diversified Telecommunication Services	8.5
Electric Utilities	2.3
Electronic Equipment & Instruments	1.1
Energy Equipment & Services	0.9
Food & Staples Retailing	1.5
Food Products	0.9
Household Durables	1.8
Internet & Catalog Retail	1.2
Metals & Mining	10.9
Oil, Gas & Consumable Fuels	24.3
Pharmaceuticals	2.1
Real Estate Management & Development	3.2
Tobacco	1.1
Wireless Telecommunication Services	10.6
Short-Term Investments	9.0
Total	108.5%

See accompanying Notes to Schedules of Investments

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Barbados (Cost: $594,818) (1.1% of Net Assets)
$600,000	Sagicor Financial, Limited, (144A), 7.5%, due 05/12/16	$586,218	*

	Brazil (2.8%)
630,000	Banco BMG S.A., (Reg. S), 9.15%, due 01/15/16	622,125
550,000	Petrobras International Finance Co., 7.75%, due 09/15/14	594,000
250,000	Vale Overseas, Limited, 6.25%, due 01/11/16	246,500
	Total Brazil (Cost: $1,468,224)	1,462,625
	China (2.2%)
600,000	Hopson Development Holdings, Limited, (144A), 8.125%, due 11/09/12	582,000	*
750,000	New Asat Finance, Limited, (Reg. S), 9.25%, due 02/01/11	577,500
	Total China (Cost: $1,274,482)	1,159,500
	Colombia (4.0%)
450,000	Chivor S.A., (144A), 9.75%, due 12/30/14	488,250	*
900,000	Drummond Co., Inc., (144A), 7.375%, due 02/15/16	837,000	*
675,396	Republic of Colombia, 9.75%, due 04/09/11	736,182
	Total Colombia (Cost: $2,008,928)	2,061,432
	Dominican Republic (Cost: $1,717,858) (2.1%)
1,880,000	TRICOM S.A., 11.375%, due 09/01/04	1,076,300	* *#

	Egypt (Cost: $937,153) (1.7%)
937,156	Petroleum Export, Limited, Series A3, (144A), 5.265%, due 06/15/11	899,669	*

	El Salvador (Cost: $967,110) (1.9%)
1,000,000	Republic of El Salvador, (144A), 7.65%, due 06/15/35	1,012,500	*

	Hong Kong (Cost: $336,165) (0.6%)
320,000	Panva Gas Holdings, Limited, 8.25%, due 09/23/11	316,000

	India (Cost: $891,009) (1.7%)
910,000	Vedanta Resources PLC, (Reg. S), 6.625%, due 02/22/10	869,050

	Indonesia (7.5%)
1,000,000	Excelcomindo Finance Company, (Reg. S), 7.125%, due 01/18/13	957,500
465,000	PGN Euro Finance, Limited, 7.5%, due 09/10/13	466,744
930,000	PT Bank Danamon Indonesia Tbk, (Reg. S), 7.65%, due 03/30/14	934,650
1,672,800	Republic of Indonesia, Loan Participation Agreement dated 06/14/95, Credit Suisse First Boston International as Counterparty, Variable Rate based on LIBOR + 0.875%, due 12/14/19	1,530,612	* *
	Total Indonesia (Cost: $3,653,074)	3,889,506
	Israel (Cost: $800,079) (1.5%)
800,079	Delek & Avner-Yam Tethys, (144A), Variable Rate based on LIBOR + 1.1%, due 08/01/13	799,079	*

	Kazakhstan (7.6%)
550,000	ATF Bank, 9%, due 05/11/16	545,215
600,000	HSBK Europe BV, (144A), 7.75%, due 05/13/13	608,250	*
600,000	Intergas Finance B.V., (Reg S), 6.875%, due 11/04/11	602,250
1,450,000	Kazkommerts International B.V., (Reg. S), 8%, due 11/03/15	1,441,300
800,000	Turanalem Finance B.V., (144A), 8%, due 03/24/14	794,000	*
	Total Kazakhstan (Cost: $4,012,611)	3,991,015
	Mexico (9.9%)
555,000	Corporation Interamericana de Entretenimiento, S.A. de C.V., (Reg. S), 8.875%, due 06/14/15	530,025
1,235,000	Desarrolladora Homex S.A. de C.V. (Reg. S), 7.5%, due 09/28/15	1,204,125
500,000	Grupo Gigante S.A. de C.V, (144A), 8.75%, due 04/13/16	485,000	*
2,900,000	Grupo Isuacell, S.A. de C.V., 10%, due 06/15/07	2,494,000	#
1,000,000	Grupo Iusacell, S.A. de C.V., 14.25%, due 12/01/06	450,000	#
	Total Mexico (Cost: $5,394,804)	5,163,150
	Panama (Cost: $514,015) (1.0%)
500,000	Republic of Panama, 7.25%, due 03/15/15	516,750

	Peru (2.0%)
850,000	Southern Copper Corporation, 7.5%, due 07/27/35	840,225
210,000	Southern Copper Corporation, (144A), 7.5%, due 07/27/35	207,585	*
	Total Peru (Cost: $1,046,823)	1,047,810
	Russia (12.2%)
380,000	Alfa Diversified Payment Rights Finance Co. S.A., (144A), 6.929%, due 03/15/11	378,480	*
610,000	Eurasia Capital S.A., 8.625%, due 06/30/08	608,231
1,370,000	GPB Eurobond Finance PLC, (4C Gazprombank), 6.5%, due 09/23/15	1,310,405
1,860,000	Or-ICB (ICB), 6.2%, due 09/29/15	1,804,200
280,000	RSHB Capital (AG BK), (144A), 7.175%, due 05/16/13	283,500	*
450,000	Russian Standard Finance S.A., (144A), 8.625%, due 05/05/11	441,562	*
930,000	TNK-BP Finance S.A., (144A), 7.5%, due 07/18/16	942,834	*
600,000	UBS (Vimpelcom), (144A), 8.25%, due 05/23/16	597,000	*
	Total Russia (Cost: $6,412,105)	6,366,212
	Singapore (4.2%)
470,000	Avago Technologies Finance, (144A), Variable Rate based on LIBOR + 5.5%, due 06/01/13	493,500	*
280,000	Avago Technologies Finance, Variable Rate based on LIBOR + 5.5%, due 06/01/13	294,000	*
695,000	Chartered Semiconductor Manufacturing, Limited, 5.75%, due 08/03/10	684,141
755,000	STATS ChipPAC, Limited, 6.75%, due 11/15/11	704,038
	Total Singapore (Cost: $2,199,800)	2,175,679
	South Africa (Cost: $551,860) (0.9%)
585,000	Cell C Pty, Limited, (144A), 11%, due 07/01/15	465,075	*

	South Korea (4.2%)
750,000	C&M Finance, Limited, (Reg. S), 8.1%, due 02/01/16	714,375
790,000	Hanarotelecom, Inc., (144A), 7%, due 02/01/12	754,450	*
225,000	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Company, 6.875%, due 12/15/11	184,500
650,000	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Company., Variable Rate based on U.S. LIBOR + 3.25%, due 12/15/11	547,625
	Total South Korea (Cost: $2,420,015)	2,200,950
	Trinidad & Tobago (Cost: $318,782) (0.6%)
320,000	National Gas Company of Trinidad and Tobago, Limited, (144A), 6.05%, due 01/15/36	292,291	*

	Turkey (4.9%)
800,000	Bosphorus Financial Services, (144A), Variable Rate based on the U.S. LIBOR + 1.80%, due 02/15/12	798,000	*
1,765,000	Republic of Turkey, 7.25%, due 03/15/15	1,756,175
	Total Turkey (Cost: $2,517,067)	2,554,175

	Ukraine (Cost: $889,052) (1.7%)
970,000	CSFB International (Exim Ukraine), 6.8%, due 10/04/12	899,675
	Total Fixed Income Securities (Cost: $40,925,834) (76.3%)	39,804,661

Principal
Amount	Currency Options	Value
$50,000,000	HKD Put/USD Call, Strike Price HKD 7.80, expire 01/12/07	$—
24,700,000	USD Put/CNY Call, Strike Price CNY 7.90, expire 08/11/06	99,541
	Total Currency Options (Cost: $331,351) (0.2%)	99,541

Principal
Amount	Short-Term Investments	Value
$11,547,362	Investors Bank & Trust Depository Reserve, 3.61%	$11,547,362

	Total Short-Term Investments (Cost: $11,547,362) (22.1%)	11,547,362
	Total Investments (Cost: $52,804,547) (98.6%)	51,451,564
	Excess of Other Assets over Liabilities (1.4%)	711,541
	Net Assets (100.0%)	$52,163,105

Notes to the Schedule of Investments:

CNY	-	Chinese Yuan.
HKD	-	Hong Kong Dollar.
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2006, the value of these securities amounted to $12,431,993 or 23.83% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

* *		Non-income producing.
#		Company is in default and is not making interest payments.

See accompanying Notes to Schedules of Investments

Investments by Industry (Unaudited)	July 31, 2006

Percentage of
Industry	Net Assets
Banking	12.8%
Chemicals	0.6
Communications	2.1
Electric Utilities	1.0
Electronics	5.0
Entertainment & Leisure	1.0
Financial Services	18.2
Food Retailers	0.9
Home Construction, Furnishings & Appliances	2.3
Insurance	1.1
Metals	4.2
Oil & Gas	4.6
Radio Telephone Communications	1.1

Real Estate	1.1
Sovereign Government	10.6
Telephone Communications, exc. Radio	5.7
Telephone Systems	4.2
Short-Term Investments	22.1
Total	98.6%

See accompanying Notes to Schedules of Investments

TCW Global Equities Fund

Schedule of Investments (Unaudited)	July 31, 2006

Number of
Shares	Common Stock	Value
	Australia (0.6% of Net Assets)
15,380	Alinta, Limited	$121,851
22,720	BlueScope Steel, Limited	119,275
50,850	Macquarie Airports	119,875
	Total Australia (Cost: $365,736)	361,001
	Belgium (Cost: $259,587) (0.5%)
3,520	Mobistar S.A.	291,839

	Canada (Cost: $989,669) (1.6%)
14,950	Teck Cominco, Limited, Class B	990,714	†

	Finland (Cost: $157,998) (0.2%)
4,140	TietoEnator Oyj	98,737

	France (7.7%)
13,100	BNP Paribas	1,274,811
2,890	Compagnie Generale des Etablissements Michelin, Class B	175,620
4,560	Groupe Danone	602,259
26,840	Total S.A.	1,826,147
4,080	Vinci S.A.	414,415
11,000	Vivendi Universal S.A.	373,164
	Total France (Cost: $4,447,166)	4,666,416
	Germany (3.0%)
34,640	Accenture, Limited, Class A	1,013,566
9,900	Adidas-Salomon AG	461,155
2,730	Altana AG	155,911
7,160	Deutsche Post AG	177,082
	Total Germany (Cost: $1,889,923)	1,807,714
	Great Britain (9.9%)
14,010	AstraZeneca PLC	854,814
12,310	Barratt Developments PLC	222,952
102,470	BT Group PLC	454,296
3,650	Carnival PLC	145,166
58,430	Centrica PLC	319,808
32,000	Charter PLC	467,012	*
26,925	GlaxoSmithKline PLC	744,612
90,000	Old Mutual PLC	272,392
19,000	Royal Dutch Shell, B Shares	701,072
32,280	Smith & Nephew PLC	277,847
13,140	Unilever PLC	310,842
22,000	United Business Media PLC	259,999
21,910	Xstrata PLC	941,290
	Total Great Britain (Cost: $5,584,076)	5,972,102

	Hong Kong (Cost: $490,063) (0.8%)
135,000	Wharf Holdings, Limited	501,934

	Japan (8.5%)
18,000	Canon, Incorporated	860,962
14,000	JFE Holdings, Incorporated	560,570
7,000	Kao Corporation	182,041
117,000	Kubota Corporation	1,077,567
135,000	Mazda Motor Corporation	879,796
29,000	Nippon Mining Holdings, Incorporated	246,330
4,000	Sankyo Company, Limited	219,905
26,000	Shinsei Bank, Limited	162,565
60	Sumitomo Mitsui Financial Group, Incorporated	640,241
11,000	Tokyo Electric Power Company, Incorporated	296,049
	Total Japan (Cost: $5,243,437)	5,126,026
	Netherlands (3.0%)
32,690	Aegon, N.V.	553,462
20,210	ING Groep, N.V.	819,347	†
13,140	Mittal Steel Company, N.V.	453,596
	Total Netherlands (Cost: $1,901,540)	1,826,405
	Spain (Cost: $383,073) (0.7%)
14,360	Sociedad General de Aguas de Barcelona S.A., Class A	393,843

	Sweden (Cost: $296,907) (0.5%)
10,320	ForeningsSparbanken AB	276,838

	United States (48.6%)
28,440	Abbott Laboratories	1,358,579
3,940	ALLTEL Corporation	217,370
20,000	Altria Group, Incorporated	1,599,400
11,030	Amgen, Incorporated	769,232	*
7,800	Avon Products, Incorporated	226,122
30,500	Bank of America Corporation	1,571,665
9,420	Bear Stearns Companies, Incorporated (The)	1,336,415
14,530	BJ Services Corporation	527,003
9,390	CIGNA Corporation	856,837
34,150	Citigroup, Incorporated	1,649,786
13,490	Computer Sciences Corporation	706,741	*
20,930	ConocoPhillips	1,436,635
15,170	Countrywide Financial Corporation	543,541
28,000	CVS Corporation	916,160
12,410	Dell, Incorporated	269,049	*
5,930	Eaton Corporation	380,113
33,330	Foot Locker, Incorporated	905,576
11,160	International Business Machines Corporation	863,896
22,500	Johnson & Johnson	1,407,375
15,000	Lockheed Martin Corporation	1,195,200
13,500	Marathon Oil Corporation	1,223,640
46,000	Motorola, Incorporated	1,046,960
15,000	Norfolk Southern Corporation	651,300
7,390	Occidental Petroleum Corporation	796,272
4,790	Omnicom Group, Incorporated	423,963

66,000	Oracle Corporation	988,020	*
47,300	Pfizer, Incoporated	1,229,327
12,610	Pulte Homes, Incorporated	359,385
6,200	Safeco Corporation	333,064
31,500	Texas Instruments, Incorporated	938,070
15,380	TJX Companies, Incorporated (The)	374,811	†
5,100	TXU Coporation	327,573
20,000	Verizon Communications, Incorporated	676,400
4,073	Windstream Corporation	51,035
13,770	Yum! Brands, Incorporated	619,650
8,000	Zimmer Holdings, Incorporated	505,920	*
	Total United States (Cost: $28,841,699)	29,282,085
	Total Common Stock (Cost: $50,850,874) (85.6%)	51,595,654

Principal
Amount	Short-Term Investments	Value
	Money Market Investments (Cost: $35,626)
$35,626	TCW Money Market Fund, 3.64%	$35,626	#

	Other Short-Term Investments
92,794	Abbey National PLC, 5.29%, due 08/11/06	92,794	* *
66,281	ABN Amro Bank NV, 5.305%, due 11/21/06	66,281	* *
42,420	Bank of America, 5.27%, due 09/12/06	42,420	* *
53,025	Bank of Montreal, 5.29%, due 08/03/06	53,025	* *
66,281	Bank of Nova Scotia (The), 5.29%, due 08/08/06	66,281	* *
66,281	Bank of Nova Scotia (The), 5.32%, due 08/16/06	66,281	* *
66,281	Bank of the West, 5.25%, due 08/07/06	66,281	* *
132,562	Barclays Bank PLC, 5.15%, due 08/01/06	132,562	* *
25,931	Barton Capital LLC, 5.283%, due 08/04/06	25,931	* *
79,537	Branch Banker & Trust, 5.355%, due 08/28/06	79,537	* *
66,281	Calyon, 5.3%, due 08/08/06	66,281	* *
26,512	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	26,512	* *
26,512	Charta LLC, 5.376%, due 08/23/06	26,512	* *
26,512	Compass Securitization, 5.365%, due 08/21/06	26,512	* *
39,769	CRC Funding LLC, 5.376%, due 08/23/06	39,769	* *
66,281	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	66,281	* *
66,281	Dexia Group, 5.3%, due 08/09/06	66,281	* *
39,245	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	39,245	* *
39,769	Fortis Bank, 5.29%, due 08/07/06	39,769	* *
66,281	General Electric Capital Corp., 5.26%, due 08/02/06	66,281	* *
26,512	Grampian Funding LLC, 5.365%, due 08/21/06	26,512	* *
26,512	Greyhawk Funding, 5.389%, due 08/21/06	26,512	* *
66,281	Harris NA, 5.29%, due 08/07/06	66,281	* *
265,877	Investors Bank & Trust Depository Reserve, 3.61%	265,877
78,950	Liberty Street, 5.344%, due 08/16/06	78,950	* *
26,512	Lloyds TSB Bank, 5.28%, due 08/10/06	26,512	* *
104,536	National Australia Bank, 5.29%, due 08/01/06	104,536	* *
26,512	Paradigm Funding LLC, 5.341%, due 08/15/06	26,512	* *
52,501	Park Avenue Receivables Corp., 5.291%, due 08/01/06	52,501	* *
26,512	Prefco, 5.355%, due 08/21/06	26,512	* *
26,512	Ranger Funding, 5.423%, due 09/19/06	26,512	* *
33,141	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	33,141	* *
61,748	Svenska Handlesbanken, 5.29%, due 08/01/06	61,748	* *

39,769	Toronto Dominion Bank, 5.4%, due 09/22/06	39,769	* *
79,537	UBS AG, 5.25%, due 08/04/06	79,537	* *
60,688	Variable Funding Capital Co., 5.272%, due 08/02/06	60,688	* *
79,537	Wells Fargo & Co., 5.33%, due 08/15/06	79,537	* *
66,281	Wells Fargo & Co., 5.4%, due 09/05/06	66,281	* *
	Total Other Short-Term Investments (Cost: $2,302,754)	2,302,754
	Total Short-Term Investments (Cost: $2,338,380) (3.9%)	2,338,380
	Total Investments (Cost: $53,189,254) (89.5%)	53,934,034
	Excess of Other Assets over Liabilities (10.5%)	6,352,726
	Net Assets (100.0%)	$60,286,760

Notes to the Schedule of Investments:

*	Non-income producing.
* *	Represents investment of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).
#	Affiliated Investment.
Other Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits

See accompanying Notes to Financial Statements

Investments by Industry (Unaudited)	July 31, 2006

Percentage of
Industry	Net Assets
Aerospace & Defense	2.0%
Air Freight & Logistics	0.3
Auto Components	0.3
Automobiles	1.4
Biotechnology	1.3
Capital Markets	2.2
Commercial Banks	6.6
Communications Equipment	1.7
Computers & Peripherals	1.9
Construction & Engineering	0.7
Diversified Financial Services	4.1
Diversified Telecommunication Services	2.0
Electric Utilities	0.5
Energy Equipment & Services	0.9
Food & Staples Retailing	1.5
Food Products	1.5
Gas Utilities	0.2
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.4
Hotels, Restaurants, & Leisure	1.2
Household Durables	1.0
Household Products	0.3
Independent Power Producers & Energy Traders	0.6

Insurance	1.9
IT Services	3.1
Leisure Equipment & Products	0.4
Machinery	3.2
Media	1.7
Metals & Mining	5.0
Multi-Utilities	0.5
Office Electronics	1.4
Oil, Gas & Consumable Fuels	10.3
Personal Products	0.4
Pharmaceuticals	9.4
Real Estate Management & Development	0.8
Semiconductors & Semiconductor Equipment	1.6
Software	1.6
Specialty Retail	2.1
Textiles, Apparel & Luxury Goods	0.8
Thrifts & Mortgage Finance	0.9
Tobacco	2.7
Transportation	1.1
Transportation Infrastructure	0.2
Water Utilities	0.7
Wireless Telecommunication Services	0.9
Short-Term Investments	3.9
Total	89.5%

See accompanying Notes to Financial Statements

TCW Funds Inc.

International

Notes to Schedules of Investments (Unaudited)	July 31, 2006

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 23 no-load mutual funds known as the TCW Funds (the “Funds”). TCW Investment Management Company (the “Advisor”‘) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Société Générale Asset Management International Ltd. (“SGUK”) (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Emerging Markets Equities Fund and the TCW Global Equities Fund. SGAM Singapore (“SGAM”) is a sub-advisor to the TCW Asia Pacific Equities Fund. The Advisor, SGUK and SGAM are the second-tier subsidiaries of Société Générale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report (“International Funds”):

TCW Fund	Investment Objective
Non-Diversified Equity Funds
TCW Asia Pacific Equities Fund

Seeks long-term capital appreciation by investing in equity securities of companies in the Asia Pacific Region, except Australia, Japan, and New Zealand, or securities convertible into such equity securities.

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.
TCW Global Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI World Index.
Non-Diversified Fixed Income Fund
TCW Emerging Markets Income Fund

Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies, instrumentalities or private corporate issuers.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the funds that invest in foreign equity securities (exclusive of Latin American equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of the movements in the U.S. market to the securities traded on a foreign exchange that has been clsoed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model will be utilized each trading day and will not be dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Forward Foreign Currency Contracts:  Certain funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at July 31, 2006. The loans were collateralized with cash which were invested in short-term instruments (amounts in thousands).

	Market Value of
	Loaned Securities	Collateral Value
TCW Emerging Markets Equities Fund	$1,197	$1,232
TCW Global Equities Fund	1,966	2,037

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At July 31, 2006, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW	TCW	TCW	TCW
	Asia	Emerging	Emerging	Global
	Pacific	Markets	Markets	Equities
	Equities Fund	Equities Fund	Income Fund	Fund
Unrealized Appreciation	$3,248	$1,909	$2,125	$2,527
Unrealized (Depreciation)	(591)	(341)	(1,641)	(1,782)
Net Unrealized Appreciation	$2,657	$1,568	$484	$745
Cost of Investments for Federal Income Tax Purposes	$18,414	$13,197	$50,968	$53,189

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at July 31, 2006.

TCW Money Market Fund

Schedule of Investments (Unaudited)	July 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Agency Securities (8.6% of Net Assets)
$5,000,000	Federal Home Loan Mortgage Corp., 4.25%, due 10/23/06	$5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.555%, due 11/21/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.75%, due 12/29/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.8%, due 02/20/07	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.875%, due 02/26/07	5,000,000
10,000,000	Federal Home Loan Mortgage Corp., 5.278%, due 06/14/07	10,000,000
5,000,000	Federal Home Loan Mortgage Corp., 5.41%, due 06/22/07	5,000,000
5,000,000	Federal National Mortgage Association, 4.05%, due 08/14/06	4,999,965
	Total Agency Securities (Cost: $44,999,965)	44,999,965

	Commercial Paper (46.2%)
15,800,000	Abbey National North America LLC, 5.255%, due 08/08/06	15,783,866
3,410,000	Abbey National North America LLC, 5.29%, due 08/09/06	3,406,001
10,000,000	American Express Credit Corp., 5.24%, due 08/04/06	9,995,633
10,000,000	American Express Credit Corp., 5.24%, due 08/09/06	9,988,356
12,850,000	American Honda Finance, 5.25%, due 08/11/06	12,831,260
7,000,000	American Honda Finance, 5.3%, due 08/23/06	6,977,328
9,000,000	BNP Paribas Finance, Inc., 5.3%, due 08/16/06	8,980,125
15,000,000	Calyon North America I, 5.245%, due 08/04/06	14,993,444
5,500,000	Calyon North America I, 5.25%, due 08/03/06	5,498,396
10,500,000	Deutsche Bank Financial LLC, 5.24%, due 08/03/06	10,496,943
10,000,000	Dresdner U.S. Finance, Inc., 5.22%, due 08/08/06	9,989,850
12,000,000	HBOS Treasury Services, 5.27%, due 08/08/06	11,987,703
1,800,000	HBOS Treasury Services, 5.3%, due 08/11/06	1,797,350
10,000,000	ING US Funding LLC, 5.26%, due 08/01/06	10,000,000
20,000,000	LaSalle Bank Corp., 5.23%, due 08/02/06	19,997,095
20,000,000	Prudential Funding LLC, 5.25%, due 08/07/06	19,982,500
4,700,000	Rabobank USA Finance Corp., 5.26%, due 08/02/06	4,699,313
20,550,000	Rabobank USA Finance Corp., 5.32%, due 08/01/06	20,550,000
10,000,000	Toyota Motor Credit Corp., 5.3%, due 08/25/06	9,964,667
5,000,000	Toyota Motor Credit Corp., 5.35%, due 04/13/07	4,810,521
20,000,000	UBS Finance, 5.29%, due 08/01/06	20,000,000
10,000,000	Wells Fargo & Co., 5.24%, due 08/01/06	10,000,000
	Total Commercial Paper (Cost: $242,730,351)	242,730,351

	Corporate Fixed Income Securities (45.2%)
5,000,000	American General Finance Corp., 3%, due 11/15/06	4,976,967
5,500,000	Associates Corporation of North America, 7.375%, due 06/11/07	5,585,488
10,000,000	Bank of America Corp., 4.75%, due 10/15/06	10,001,340
5,000,000	Bank of America Corp., 5.25%, due 02/01/07	5,005,030
5,000,000	Bank of America Corp., 5.389%, due 11/22/06	5,003,354
10,000,000	Bank One Corp., 5.439%, due 09/15/06	10,001,502
10,000,000	Branch Banking & Trust, 5.341%, due 06/04/07	10,009,115

5,000,000	Citigroup Global Markets Holdings, Inc., 5.41%, due 12/12/06	5,002,752
6,000,000	Citigroup, Inc., 5.331%, due 09/01/06	6,000,606
5,000,000	Citigroup, Inc., 5.5%, due 08/09/06	5,000,164
10,000,000	General Electric Capital Corp., 5.27%, due 12/08/06	10,001,722
10,000,000	General Electric Capital Corp., 5.526%, due 09/18/06	10,001,862
5,000,000	Goldman Sachs Group, Inc., 5.386%, due 08/01/06	5,000,000
10,000,000	Goldman Sachs Group, Inc., 5.66%, due 10/27/06	10,004,213
5,200,000	HSBC Finance Corp., 5.2%, due 05/10/07	5,201,741
10,000,000	HSBC Finance Corp., 5.271%, due 06/01/07	10,002,974
4,860,000	International Lease Finance Corp., 3.125%, due 05/03/07	4,771,816
5,000,000	International Lease Finance Corp., 5.75%, due 10/15/06	5,012,726
5,000,000	International Lease Finance Corp., 5.75%, due 10/16/06	5,008,387
5,000,000	JPMorgan Chase & Co., 5.35%, due 03/01/07	5,011,215
5,000,000	JPMorgan Chase & Co., 5.625%, due 08/15/06	5,001,048
10,000,000	Lehman Brothers Holdings, Inc., 5.62%, due 04/20/07	10,010,857
5,000,000	Merrill Lynch & Co., Inc., 5.55%, due 10/19/06	5,001,052
10,000,000	Merrill Lynch & Co., Inc., 5.587%, due 12/22/06	10,006,863
5,000,000	Merrill Lynch & Co., Inc., 5.615%, due 01/26/07	5,003,538
10,000,000	Morgan Stanley, 5.295%, due 02/15/07	10,007,247
10,000,000	Morgan Stanley, 5.358%, due 11/24/06	10,004,985
4,745,000	Paccar Financial Corp., 2.5%, due 08/01/06	4,745,000
15,000,000	Paccar Financial Corp., 5.25%, due 08/04/06	14,993,438
6,000,000	Toyota Motor Credit Corp., 5.309%, due 09/18/06	5,999,871
10,000,000	Wal-Mart Stores, 5.388%, due 03/28/07	9,996,716
10,000,000	Wells Fargo & Co., 5.509%, due 03/23/07	10,006,208
	Total Corporate Fixed Income Securities (Cost: $237,379,797)	237,379,797
	Total Fixed Income Securities (Cost: $525,110,113) (100.0%)	525,110,113

Principal
Amount	Short-Term Investments	Value
$44,746	Investors Bank & Trust Depository Reserve, 3.61%	$44,746

	Total Investments (Cost: $525,154,859) (100.0%)	525,154,859
	Excess of Other Assets over Liabilities (0.0%)	8,621
	Net Assets (100.0%)	$525,163,480

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Automobiles	7.8%
Banking & Financial Services	78.9
Insurance	2.8
Retailers	1.9
U.S. Government Securities	8.6
Short-Term Investments	0.0 *
Total	100.0%

*	Value rounds to less than 0.1% of net assets

See accompanying Notes to Schedules of Investments

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Corporate Bonds
	Aerospace & Defense (0.4% of Net Assets)
$50,000	Goodrich Corp., 7.625%, due 12/15/12	$54,679
50,000	Lockheed Martin Corp., 8.5%, due 12/01/29	63,870
100,000	Textron Financial Corp., 4.6%, due 05/03/10	96,736
	Total Aerospace & Defense	215,285

	Airlines (0.0%)
25,000	CHC Helicopter Corp., 7.375%, due 05/01/14	23,500

	Auto Components (0.0%)
10,000	Visteon Corp., 7%, due 03/10/14	8,175

	Automotive (0.3%)
100,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	103,670
40,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	38,844
15,000	General Motors Acceptance Corp., 8%, due 11/01/31	14,700	†
25,000	General Motors Corp., 8.375%, due 07/15/33	20,562	†
	Total Automotive	177,776

	Banking & Financial Services (3.8%)
75,000	American Express Credit Corp., 5%, due 12/02/10	73,725
150,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	144,705
75,000	Bank of America Corp., 5.875%, due 02/15/09	75,890
100,000	BB&T Corp., 6.5%, due 08/01/11	103,944
50,000	Berkshire Hathaway Finance, 4.85%, due 01/15/15	47,206
125,000	Citigroup, Inc., 4.125%, due 02/22/10	119,736
36,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	37,440
125,000	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	119,571
35,000	Dollarama Group LP, (144A), 8.875%, due 08/15/12	35,350	*†
100,000	First Union National Bank, 7.8%, due 08/18/10	108,329
40,000	Ford Motor Credit Co., 7%, due 10/01/13	35,143	†
15,000	Ford Motor Credit Co., 9.957%, due 04/15/12	15,467
100,000	Goldman Sachs Group, Inc. (The), 5.35%, due 01/15/16	95,835
75,000	HSBC Finance Corp., 5%, due 06/30/15	70,363
150,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	146,085
125,000	JPMorgan Chase & Co., 3.8%, due 10/02/09	119,189
75,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	74,945
125,000	Lehman Brothers Holdings, Inc., 4.8%, due 03/13/14	117,011
125,000	Merrill Lynch & Co., Inc., 4.25%, due 02/08/10	119,975
50,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	61,705
50,000	PNC Funding Corp., 5.25%, due 11/15/15	47,864
15,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	15,487
100,000	US Bank National Association, 6.3%, due 02/04/14	103,673

50,000	Washington Mutual, Inc., 4.2%, due 01/15/10	47,899
100,000	Wells Fargo & Co., 6.45%, due 02/01/11	103,520
	Total Banking & Financial Services	2,040,057

	Beverages, Food & Tobacco (0.3%)
50,000	Campbell Soup Co., 6.75%, due 02/15/11	52,203
5,000	Dole Food Co., Inc., 8.625%, due 05/01/09	4,744
50,000	Kellogg Co., 6.6%, due 04/01/11	51,971
50,000	Kraft Foods, Inc., 5.25%, due 10/01/13	48,087
	Total Beverages, Food & Tobacco	157,005

	Building Materials (0.0%)
20,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	19,750

	Chemicals (0.5%)
50,000	Dow Chemical Co. (The), 7.375%, due 11/01/29	56,123
15,000	Huntsman International LLC, (144A), 8.125%, due 01/01/15	13,950	*†
30,000	Ineos Group Holdings PLC (Great Britain), (144A), 8.5%, due 02/15/16	28,087	*
35,000	Nalco Co., 7.75%, due 11/15/11	35,175
15,000	Nova Chemicals Corp., 8.405%, due 11/15/13	15,187
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	19,700
70,000	Tronox Worldwide/Finance, 9.5%, due 12/01/12	72,450
15,000	Westlake Chemical Corp., 6.625%, due 01/15/16	13,875
	Total Chemicals	254,547

	Coal (0.0%)
15,000	Massey Energy Co., 6.875%, due 12/15/13	13,837

	Commercial Services (0.3%)
25,000	Allied Waste North America, 6.375%, due 04/15/11	24,062
30,000	Avis Budget Car Rental LLC, (144A), 7.75%, due 05/15/16	29,475	*
20,000	Education Management LLC, (144A), 8.75%, due 06/01/14	20,050	*
30,000	Hertz Corp., (144A), 8.875%, due 01/01/14	31,350	*
10,000	Hertz Corp., (144A), 10.5%, due 01/01/16	10,900	*†
15,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	15,300	*
5,000	United Rentals North America, Inc., 6.5%, due 02/15/12	4,712
	Total Commercial Services	135,849

	Communications (0.2%)
60,000	Intelsat Subsidiary Holding Co., Ltd., 8.25%, due 01/15/13	59,100
3,000	PanAmSat Corp., 9%, due 08/15/14	3,037
25,000	Zues Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25% thereafter, due 02/01/15	16,812	*†
	Total Communications	78,949

	Computer Integrated Systems Design (0.1%)
20,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	20,400
35,000	Unisys Corp., 8%, due 10/15/12	32,112
	Total Computer Integrated Systems Design	52,512

	Containers & Packaging (0.1%)
10,000	Ball Corp., 6.625%, due 03/15/18	9,500
5,000	BWAY Corp., 10%, due 10/15/10	5,250
10,000	Pliant Corp., 11.125%, due 09/01/09	9,375	†

5,000	Tekni-Plex, Inc., (144A), 8.75%, due 11/15/13	4,675	*
	Total Containers & Packaging	28,800

	Electric Utilities (0.9%)
15,000	AES Corp., 7.75%, due 03/01/14	15,112
37,000	AES Corp., 9.375%, due 09/15/10	39,497
15,000	Allegheny Energy Supply Co. LLC, (144A), 8.25%, due 04/15/12	15,975	*
50,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	47,746
15,000	Calpine Corp., (144A), 8.5%, due 07/15/10	14,287	*#
100,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	101,118
50,000	Exelon Corp., 4.9%, due 06/15/15	46,252
50,000	FPL Group Capital, Inc., 7.375%, due 06/01/09	52,383
35,000	Mirant North America LLC, (144A), 7.375%, due 12/31/13	33,425	*
25,000	NRG Energy, Inc., 7.375%, due 02/01/16	24,437
15,000	Reliant Energy, Inc., 6.75%, due 12/15/14	14,081
10,000	Reliant Energy, Inc., 9.25%, due 07/15/10	10,225
50,000	Southern Power Co., 4.875%, due 07/15/15	46,011
	Total Electric Utilities	460,549

	Electrical Equipment (0.1%)
50,000	Dominion Resources, Inc., 5.15%, due 07/15/15	46,787	†
20,000	Edison Mission Energy, (144A), 7.5%, due 06/15/13	19,725	*
5,000	UCAR Finance, Inc., 10.25%, due 02/15/12	5,212
	Total Electrical Equipment	71,724

	Electronics (0.2%)
15,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	14,775
50,000	Cisco Systems, Inc., 5.5%, due 02/22/16	48,619
20,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	19,150	†
30,000	Sensata Technologies BV, (144A), 8%, due 05/01/14	28,800	*†
	Total Electronics	111,344

	Entertainment & Leisure (0.5%)
20,000	AMC Entertainment, Inc., 9.5%, due 02/01/11	19,900	†
5,000	Cinemark USA, Inc., 9%, due 02/01/13	5,275
50,000	Harrah’s Operating Co., Inc., 5.5%, due 07/01/10	49,096
10,000	Jacobs Entertainment, Inc., (144A), 9.75%, due 06/15/14	9,975	*
20,000	M T R Gaming Group, Inc., (144A), 9%, due 06/01/12	20,300	*
10,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	10,400
20,000	Mandalay Resort Group, 9.375%, due 02/15/10	21,150
5,000	Pokagon Gaming Authority, (144A), 10.375%, due 06/15/14	5,237	*
15,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14	14,475	*
50,000	Walt Disney Co. (The), 7%, due 03/01/32	54,902
45,000	Warner Music Group Corp., 7.375%, due 04/15/14	43,425
	Total Entertainment & Leisure	254,135

	Food Retailers (0.1%)
50,000	Kroger Co., 7.5%, due 04/01/31	53,848

	Forest Products & Paper (0.4%)
20,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	18,350
10,000	Abitibi-Consolidated, Inc., 8.829%, due 06/15/11	9,750
20,000	Bowater, Inc., 8.329%, due 03/15/10	20,350

5,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	4,875
40,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	37,900
15,000	Graphic Packaging International Corp., 8.5%, due 08/15/11	15,150	†
10,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	9,975	†
10,000	Neenah Paper, Inc., 7.375%, due 11/15/14	9,262
30,000	Norske Skog Canada, Ltd., 7.375%, due 03/01/14	26,700
5,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	4,975	*
50,000	Westvaco Corp., 8.2%, due 01/15/30	54,845
	Total Forest Products & Paper	212,132

	Healthcare (0.3%)
15,000	Concentra Operating Corp., 9.5%, due 08/15/10	15,581
25,000	DaVita, Inc., 7.25%, due 03/15/15	23,937
20,000	HCA, Inc., 6.375%, due 01/15/15	16,050
25,000	National Mentor Holdings, 11.25%, due 07/01/14	25,437	*
30,000	Omnicare, Inc., 6.875%, due 12/15/15	28,950
35,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	33,950
5,000	US Oncology, Inc., 10.75%, due 08/15/14	5,425
	Total Healthcare	149,330

	Healthcare Providers (0.0%)
10,000	Tenet Healthcare Corp., 9.875%, due 07/01/14	9,575

	Heavy Machinery (0.1%)
20,000	Case New Holland, Inc., 7.125%, due 03/01/14	19,500
50,000	John Deere Capital Corp., 5.1%, due 01/15/13	48,597
	Total Heavy Machinery	68,097

	Home Construction, Furnishings & Appliances (0.4%)
25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	22,344
100,000	General Electric Capital Corp., 5.875%, due 02/15/12	101,699
25,000	Standard-Pacific Corp., 6.5%, due 10/01/08	24,469
30,000	Technical Olympic USA, Inc., 9%, due 07/01/10	27,637
35,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	32,200
	Total Home Construction, Furnishings & Appliances	208,349

	Household Products (0.1%)
50,000	Fortune Brands, Inc., 5.125%, due 01/15/11	48,474

	Insurance (0.6%)
50,000	Allstate Corp. (The), 5.55%, due 05/09/35	44,810
100,000	International Lease Finance Corp., 5.875%, due 05/01/13	100,174
50,000	MetLife, Inc., 6.125%, due 12/01/11	51,227
75,000	Prudential Financial, Inc., 5.1%, due 09/20/14	71,296
75,000	WellPoint, Inc., 5.25%, due 01/15/16	71,340
	Total Insurance	338,847

	Media - Broadcasting & Publishing (0.6%)
5,000	American Media Operations, Inc., 8.875%, due 01/15/11	4,375
10,000	Charter Communications Holdings I LLC, 11%, due 10/01/15	8,950
25,000	Charter Communications Holdings LLC, 10%, due 05/15/11	17,000
25,000	Charter Communications Operating Capital Corp., (144A), 8%, due 04/30/12	24,937	*
50,000	Comcast Corp., 6.45%, due 03/15/37	47,457

25,000	CSC Holdings, Inc., 7.625%, due 07/15/18	24,750
10,000	Dex Media West LLC, 8.5%, due 08/15/10	10,300
35,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	34,300
50,000	News America, Inc., 5.3%, due 12/15/14	47,969
35,000	Primedia, Inc., 8%, due 05/15/13	30,669	†
5,000	Primedia, Inc., 8.875%, due 05/15/11	4,787
35,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	33,863
25,000	Young Broadcasting, Inc., 10%, due 03/01/11	22,688	†
	Total Media - Broadcasting & Publishing	312,045

	Metals (0.3%)
50,000	Alcan, Inc. (Canada), 5.2%, due 01/15/14	47,648
100,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	96,120
10,000	Chaparral Steel Co., 10%, due 07/15/13	11,050
15,000	Ryerson, Inc., 8.25%, due 12/15/11	14,738
	Total Metals	169,556

	Oil & Gas (0.8%)
30,000	Basic Energy Services, Inc., (144A), 7.125%, due 04/15/16	28,200	*
5,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	4,700
15,000	Chesapeake Energy Corp., 6.875%, due 01/15/16	14,363
50,000	Devon Financing Corp., 7.875%, due 09/30/31	58,053
35,000	Dynegy Holdings, Inc., (144A), 8.375%, due 05/01/16	34,475	*
35,000	El Paso Corp., 7.875%, due 06/15/12	35,963
20,000	Exco Resources, Inc., 7.25%, due 01/15/11	19,500
5,000	Hanover Compressor Co., 9%, due 06/01/14	5,325
50,000	Marathon Oil Corp., 6.8%, due 03/15/32	52,510
75,000	Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10	83,175
20,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	18,900
5,000	Williams Companies, Inc., 7.625%, due 07/15/19	5,069
40,000	Williams Companies, Inc., 7.875%, due 09/01/21	40,700
	Total Oil & Gas	400,933

	Pharmaceuticals (0.2%)
30,000	Angiotech Pharmaceuticals, Inc. (Canada), (144A), 7.75%, due 04/01/14	29,025	*
50,000	Schering-Plough Corp., 5.55%, due 12/01/13	48,991
50,000	Wyeth, 5.5%, due 02/01/14	48,916
	Total Pharmaceuticals	126,932

	Radio Telephone Communications (0.3%)
35,000	Dobson Communications CP, 8.875%, due 10/01/13	34,694	†
50,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	62,208
25,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	25,844
25,000	Rural Cellular Corp., 9.75%, due 01/15/10	25,125	†
	Total Radio Telephone Communications	147,871

	Real Estate (0.3%)
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	9,725
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	10,125
125,000	Simon Property Group LP, 5.1%, due 06/15/15 (REIT)	117,493
	Total Real Estate	137,343

	Restaurants (0.2%)
25,000	AmeriQual Group LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	25,375	*
5,000	Real Mex Restaurants, Inc., 10%, due 04/01/10	5,200
50,000	Yum! Brands, Inc., 7.7%, due 07/01/12	54,319
	Total Restaurants	84,894

	Retailers (0.4%)
50,000	CVS Corp., 4.875%, due 09/15/14	46,207
15,000	GSC Holdings Corp., 8%, due 10/01/12	15,206	†
30,000	Harry & David Holdings, Inc., 9%, due 03/01/13	27,150
5,000	Harry & David Holdings, Inc., 10.231%, due 03/01/12	4,750
15,000	Jean Coutu Group, Inc., 7.625%, due 08/01/12	14,606	†
50,000	May Department Stores Co. (The), 5.75%, due 07/15/14	49,027
35,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	37,188	†
10,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	10,275
5,000	Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12	4,988
25,000	Rite Aid Corp., 7.5%, due 01/15/15	24,625
	Total Retailers	234,022

	Telephone Communications, exc. Radio (1.0%)
50,000	AT&T Corp., 8%, due 11/15/31	58,488
20,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	19,600	†
25,000	Citizens Communications Co., 9%, due 08/15/31	25,750
75,000	Deutsche Telekom International Finance AG (Germany), 8%, due 06/15/10	81,000
50,000	France Telecom S.A. (France), 7.75%, due 03/01/11	54,235
35,000	Hawaiian Telcom Communications, 9.75%, due 05/01/13	35,525	†
15,000	Nordic Telephone Co. Holdings, (144A), 8.875%, due 05/01/16	15,488	*
20,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	19,600
25,000	Qwest Corp., 8.875%, due 03/15/12	26,813
100,000	Sprint Capital Corp., 8.375%, due 03/15/12	111,065
50,000	Verizon Communications, Inc., 5.55%, due 02/15/16	47,646
20,000	Windstream Corp., (144A), 8.125%, due 08/01/13	20,750	*
	Total Telephone Communications, exc. Radio	515,960

	Transportation (0.2%)
50,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	51,816
50,000	Union Pacific Corp., 6.625%, due 02/01/29	52,446
	Total Transportation	104,262
	Total Corporate Bonds (Cost: $7,643,503) (14.0%)	7,426,264

	Collateralized Mortgage Obligations (22.4%)
517,393	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	514,594
580,560	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	565,889
1,317,195	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,332,791
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	910,430
925,472	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	903,908
2,000,000	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,936,960
606,118	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	584,043
1,478,236	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,399,697
396,289	Federal Home Loan Mortgage Corp. (2897-SD), 1.811%, due 10/15/31 (I/F)(TAC)	308,495
684,714	Federal National Mortgage Association (01-14-SH), 9.196%, due 03/25/30 (I/F)	687,733
515,935	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	472,148
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,381,665
1,068,791	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	900,980
	Total Collateralized Mortgage Obligations (Cost: $12,350,508)	11,899,333

		Foreign Government Bonds & Notes (4.6%)
EUR	653,000	Buoni Poliennali Del Tes (Italy), 3.75%, due 08/01/16	805,410
AUD	204,000	Commonwealth of Australia, 6.25%, due 04/15/15	160,628
CAD	50,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	51,350
NOK	1,289,000	Kingdom of Norway, 6%, due 05/16/11	226,247
SEK	1,350,000	Kingdom of Sweden, 5.25%, due 03/15/11	199,542
CAD	50,000	Province of Manitoba (Canada), 5.5%, due 10/01/08	50,262
CAD	50,000	Province of Quebec (Canada), 7.5%, due 09/15/29	61,270
EUR	340,000	Republic of Germany, 3.5%, due 01/04/16	420,561
EUR	125,000	Republic of Italy, 3.25%, due 05/15/09	118,744
KRW	77,000,000	Republic of Korea, 4%, due 06/10/10	78,034
PLN	221,000	Republic of Poland, 6.25%, due 10/24/15	75,379
RUB	1,950,000	Russian Federation, 6.5%, due 03/19/09	72,880
ILS	50,000	State of Israel, 4.625%, due 06/15/13	46,591
MXN	50,000	United Mexican States, 5.625%, due 01/15/17	47,950
		Total Foreign Government Bonds & Notes (Cost: $2,364,453)	2,414,848

		U.S. Government Agency Obligations (30.2%)
800,000		Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08	774,408
700,000		Federal Home Loan Mortgage Corp., 4%, due 08/17/07	690,683
800,000		Federal Home Loan Mortgage Corp., 4.125%, due 07/12/10	768,624
500,000		Federal Home Loan Mortgage Corp., 4.625%, due 02/18/11	488,108
450,000		Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	428,481
426,762		Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	414,940
216,917		Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	210,774
432,740		Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	422,969
4,858,643		Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	4,595,013
700,000		Federal National Mortgage Association, 3.875%, due 02/15/10	669,123
900,000		Federal National Mortgage Association, 4.25%, due 05/15/09	877,626
750,000		Federal National Mortgage Association, 4.625%, due 01/15/08	743,033
419,038		Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	409,442
809,310		Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	802,828
428,572		Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	435,549
1,496,873		Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,397,406
742,259		Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	702,600
538,916		Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	524,554
722,392		Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	672,894
		Total U.S. Government Agency Obligations (Cost: $16,293,787)	16,029,055

		U.S. Treasury Bonds (4.0%)
480,000		U.S. Treasury Bond, 6.125%, due 11/15/27	538,877	†
1,400,000		U.S. Treasury Bond, 6.125%, due 08/15/29	1,582,224	†
		Total U.S. Treasury Bonds (Cost: $2,225,450)	2,121,101

		U.S. Treasury Notes (14.6%)
1,650,000		U.S. Treasury Note, 2.875%, due 11/30/06	1,637,625
600,000		U.S. Treasury Note, 3.625%, due 07/15/09	578,904	†
1,550,000		U.S. Treasury Note, 4%, due 03/15/10	1,503,252	†
3,250,000		U.S. Treasury Note, 4.125%, due 05/15/15	3,057,015	†
950,000		U.S. Treasury Note, 4.375%, due 12/31/07	941,241
		Total U.S. Treasury Notes (Cost: $7,716,883)	7,718,037
		Total Fixed Income Securities (Cost: $48,594,584) (89.8%)	47,608,638

Number of
Shares	Equity Securities	Value
50	Viskase Cos., Inc., Warrants, expire 06/15/11 (Beverages, Food & Tobacco)	$—	* *
300	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	450	* *
191	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	3,482	* *
67	WRC Media Corp., (144A), Common Stock (Media - Broadcasting & Publishing)	—	* * *
	Total Equity Securities (Cost: $2,788) (0.0%)	3,932

Principal
Amount	Currency Options	Value
$3,000,000	USD Put/CNY Call, Strike Price CNY 7.90, expire 08/11/06	$12,090
	Total Currency Options (Cost: $18,990) (0.0%)	12,090

Principal
Amount	Short-Term Investments	Value
$361,953	Abbey National PLC, 5.29%, due 08/11/06	$361,953	* * *
258,541	ABN Amro Bank NV, 5.305%, due 11/21/06	258,541	* * *
165,466	Bank of America, 5.27%, due 09/12/06	165,466	* * *
206,832	Bank of Montreal, 5.29%, due 08/03/06	206,832	* * *
258,541	Bank of Nova Scotia (The), 5.29%, due 08/08/06	258,541	* * *
258,541	Bank of Nova Scotia (The), 5.32%, due 08/16/06	258,541	* * *
258,541	Bank of the West, 5.25%, due 08/07/06	258,541	* * *
517,081	Barclays Bank PLC, 5.15%, due 08/01/06	517,081	* * *
101,150	Barton Capital LLC, 5.283%, due 08/04/06	101,150	* * *
310,249	Branch Banker & Trust, 5.355%, due 08/28/06	310,249	* * *
258,541	Calyon, 5.3%, due 08/08/06	258,541	* * *
103,416	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	103,416	* * *
103,416	Charta LLC, 5.376%, due 08/23/06	103,416	* * *
103,416	Compass Securitization, 5.365%, due 08/21/06	103,416	* * *
155,124	CRC Funding LLC, 5.376%, due 08/23/06	155,124	* * *
258,541	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	258,541	* * *
258,541	Dexia Group, 5.3%, due 08/09/06	258,541	* * *
153,081	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	153,081	* * *
155,124	Fortis Bank, 5.29%, due 08/07/06	155,124	* * *
258,541	General Electric Capital Corp., 5.26%, due 08/02/06	258,541	* * *
103,416	Grampian Funding LLC, 5.365%, due 08/21/06	103,416	* * *
103,416	Greyhawk Funding, 5.389%, due 08/21/06	103,416	* * *
258,541	Harris NA, 5.29%, due 08/07/06	258,541	* * *
1,957,202	Investors Bank & Trust Depository Reserve, 3.61%	1,957,202
307,956	Liberty Street, 5.344%, due 08/16/06	307,956	* * *
103,416	Lloyds TSB Bank, 5.28%, due 08/10/06	103,416	* * *
407,758	National Australia Bank, 5.29%, due 08/01/06	407,758	* * *
103,416	Paradigm Funding LLC, 5.341%, due 08/15/06	103,416	* * *
204,789	Park Avenue Receivables Corp., 5.291%, due 08/01/06	204,789	* * *
103,416	Prefco, 5.355%, due 08/21/06	103,416	* * *
103,416	Ranger Funding, 5.423%, due 09/19/06	103,416	* * *
129,270	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	129,270	* * *
240,860	Svenska Handlesbanken, 5.29%, due 08/01/06	240,860	* * *
155,124	Toronto Dominion Bank, 5.4%, due 09/22/06	155,124	* * *
310,249	UBS AG, 5.25%, due 08/04/06	310,249	* * *
236,724	Variable Funding Capital Co., 5.272%, due 08/02/06	236,724	* * *

310,249	Wells Fargo & Co., 5.33%, due 08/15/06	310,249	* * *
258,541	Wells Fargo & Co., 5.4%, due 09/05/06	258,541	* * *
	Total Short-Term Investments (Cost: $9,902,395) (18.7%)	9,902,395
	Total Investments (Cost: $58,518,757) (108.5%)	57,527,055
	Liabilities in Excess of Other Assets (-8.5%)	(4,516,723)
	Net Assets (100.0%)	$53,010,332

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
CNY	-	Chinese Yuan.
EUR	-	Euro Currency.
FRN	-	Floating Rate Note
ILS	-	Israeli Shekel.
KRW	-	Korean Won.
MXN	-	Mexican peso.
NOK	-	Norwegian Krone.
PLN	-	Polish Zloty.
RUB	-	Russian ruble.
SEK	-	Swedish Krona.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2006, the value of these securities amounted to $576,810 or 1.09% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

* *		Non-income producing.
* * *		Represents investment of security lending collateral (Note 3).
†		Security partially or fully lent (Note 3).
#		Company is in default and is not making interest payments.
Short-Term Investments consists of Certificate Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

	Percentage of
Industry	Net Assets
Aerospace & Defense	0.4%
Airlines	0.0	**
Auto Components	0.0	**
Automotive	0.3
Banking & Financial Services	5.8
Beverages, Food & Tobacco	0.3
Building Materials	0.0	**

Chemicals	0.5
Coal	0.0	**
Commercial Services	0.3
Communications	0.2
Computer Integrated Systems Design	0.1
Containers & Packaging	0.1
Electric Utilities	0.9
Electrical Equipment	0.1
Electronics	0.2
Entertainment & Leisure	0.5
Financial Services	0.0	**
Food Retailers	0.1
Forest Products & Paper	0.4
Healthcare	0.3
Healthcare Providers	0.0	**
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	0.4
Household Products	0.1
Insurance	0.6
Media - Broadcasting & Publishing	0.6
Metals	0.3
Oil & Gas	0.8
Pharmaceuticals	0.2
Radio Telephone Communications	0.3
Real Estate	0.3
Restaurants	0.2
Retailers	0.4
Telephone Communications, exc. Radio	1.0
Transportation	0.2
U.S. Government Securities	69.2
Foreign Government Securities	4.6
Short-Term Investments	18.7
Total	108.5%

* *	Value rounds to less than 0.1% of net assets

See accompanying Notes to Schedules of Investments

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Advertising (0.3% of Net Assets)
$350,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$376,250

	Airlines (0.7%)
1,000,000	CHC Helicopter Corp., 7.375%, due 05/01/14	940,000

	Auto Components (0.2%)
275,000	Visteon Corp., 7%, due 03/10/14	224,812

	Automotive (2.0%)
500,000	General Motors Acceptance Corp., 6.125%, due 08/28/07	498,645
1,150,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	1,116,753
175,000	General Motors Acceptance Corp., 8%, due 11/01/31	171,500
1,075,000	General Motors Corp., 8.375%, due 07/15/33	884,187	†
	Total Automotive	2,671,085

	Banking & Financial Services (3.5%)
1,332,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	1,385,280
1,225,000	Dollarama Group LP, (144A), 8.875%, due 08/15/12	1,237,250	*†
1,000,000	Ford Motor Credit Co., 7%, due 10/01/13	878,580
750,000	Ford Motor Credit Co., 9.957%, due 04/15/12	773,340
350,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	361,375
	Total Banking & Financial Services	4,635,825

	Beverages, Food & Tobacco (0.6%)
500,000	Dole Food Co., Inc., 8.625%, due 05/01/09	474,375
325,000	Viskase Cos., Inc., 11.5%, due 06/15/11	331,500
	Total Beverages, Food & Tobacco	805,875

	Building Materials (0.5%)
650,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	641,875

	Chemicals (5.3%)
750,000	Huntsman International LLC, (144A), 8.125%, due 01/01/15	697,500	*
1,250,000	Ineos Group Holdings PLC, (144A), 8.5%, due 02/15/16	1,170,312	*
535,000	Nalco Co., 7.75%, due 11/15/11	537,675
1,000,000	Nova Chemicals Corp., 8.405%, due 11/15/13	1,012,500
1,675,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	1,649,875
1,475,000	Tronox Worldwide/Finance, 9.5%, due 12/01/12	1,526,625
600,000	Westlake Chemical Corp., 6.625%, due 01/15/16	555,000
	Total Chemicals	7,149,487

	Coal (0.7%)
1,025,000	Massey Energy Co., 6.875%, due 12/15/13	945,562

	Commercial Services (4.1%)
1,125,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	1,133,437
1,375,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., (144A), 7.75%, due 05/15/16	1,350,937	*
1,000,000	Education Management LLC, (144A), 8.75%, due 06/01/14	1,002,500	*
1,275,000	Hertz Corp., (144A), 8.875%, due 01/01/14	1,332,375	*
1,050,000	Mid American Waste System Exchange, 12.25%, due 02/15/05	—
700,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	714,000	*
	Total Commercial Services	5,533,249

	Communications (3.0%)
1,000,000	Insight Midwest, LP, 9.75%, due 10/01/09	1,020,000
1,375,000	Intelsat Subsidiary Holding Co., Ltd., 8.25%, due 01/15/13	1,354,375
775,000	L-3 Communications Corp., 6.375%, due 10/15/15	740,125
650,000	PanAmSat Corp., 9%, due 08/15/14	658,125
300,000	Zeus Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25% thereafter, due 02/01/15	201,750	*
	Total Communications	3,974,375

	Computer Integrated Systems Design (1.6%)
1,050,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	1,071,000
500,000	Unisys Corp., 6.875%, due 03/15/10	462,500
700,000	Unisys Corp., 8%, due 10/15/12	642,250
	Total Computer Integrated Systems Design	2,175,750

	Containers & Packaging (2.5%)
1,000,000	Ball Corp., 6.625%, due 03/15/18	950,000
1,500,000	BWAY Corp., 10%, due 10/15/10	1,575,000
550,000	Pliant Corp., 11.125%, due 09/01/09	515,625	†
300,000	Tekni-Plex, Inc., (144A), 8.75%, due 11/15/13	280,500	*†
	Total Containers & Packaging	3,321,125

	Electric Utilities (6.2%)
850,000	AES Corp., 9.375%, due 09/15/10	907,375
1,000,000	AES Corp., 9.5%, due 06/01/09	1,055,000
425,000	Allegheny Energy Supply Co. LLC, (144A), 8.25%, due 04/15/12	452,625	*
1,000,000	Calpine Corp., (144A), 8.5%, due 07/15/10	952,500	*#
1,350,000	Mirant North America LLC, (144A), 7.375%, due 12/31/13	1,289,250	*
1,075,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,050,812
775,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	837,000
775,000	Reliant Energy, Inc., 6.75%, due 12/15/14	727,531
1,075,000	Reliant Energy, Inc., 9.25%, due 07/15/10	1,099,187
	Total Electric Utilities	8,371,280

	Electrical Equipment (1.3%)
975,000	Edison Mission Energy, (144A), 7.5%, due 06/15/13	961,594	*
750,000	UCAR Finance, Inc., 10.25%, due 02/15/12	781,875
	Total Electrical Equipment	1,743,469

	Electronics (1.9%)
300,000	Celestica, Inc., 7.625%, due 07/01/13	295,500
975,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	933,562	†
1,425,000	Sensata Technologies BV, (144A), 8%, due 05/01/14	1,368,000	*†
	Total Electronics	2,597,062

	Entertainment & Leisure (6.2%)
1,075,000	AMC Entertainment, Inc., 9.5%, due 02/01/11	1,069,625	†
155,850	Eldorado Casino Shreveport, 10%, due 08/01/12	132,862
450,000	Gaylord Entertainment Co., 8%, due 11/15/13	457,875
1,150,000	Jacobs Entertainment, (144A), 9.75%, due 06/15/14	1,147,125	*
1,050,000	M T R Gaming Group, Inc., (144A), 9%, due 06/01/12	1,065,750	*
1,250,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	1,300,000
1,010,000	Mandalay Resort Group, 9.375%, due 02/15/10	1,068,075
500,000	Pokagon Gaming Authority, (144A), 10.375%, due 06/15/14	523,750	*
900,000	Steinway Musical Instruments, (144A), 7%, due 03/01/14	868,500	*
750,000	Warner Music Group Corp., 7.375%, due 04/15/14	723,750
	Total Entertainment & Leisure	8,357,312

	Food Retailers (0.4%)
475,000	Stater Bros. Holdings, Inc., 8.125%, due 06/15/12	474,406

	Forest Products & Paper (7.9%)
1,050,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	963,375	†
200,000	Abitibi-Consolidated, Inc., 8.829%, due 06/15/11	195,000
1,200,000	Bowater, Inc., 8.329%, due 03/15/10	1,221,000
1,175,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	1,145,625
1,575,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	1,492,312
1,325,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	1,391,250
600,000	Graphic Packaging International Corp., 8.5%, due 08/15/11	606,000
375,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	374,062	†
625,000	Neenah Paper, Inc., 7.375%, due 11/15/14	578,906
1,025,000	Norske Skog Canada, Ltd., 7.375%, due 03/01/14	912,250
1,375,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	1,368,125	*
725,000	Tembec Industries, Inc., 8.5%, due 02/01/11	373,375	†
	Total Forest Products & Paper	10,621,280

	Healthcare (5.3%)
750,000	Concentra Operating Corp., 9.5%, due 08/15/10	779,062
1,075,000	DaVita, Inc., 7.25%, due 03/15/15	1,029,312
800,000	HCA, Inc., 6.375%, due 01/15/15	642,000
1,025,000	National Mentor Holdings, (144A), 11.25%, due 07/01/14	1,042,938	*
1,050,000	Omnicare, Inc., 6.875%, due 12/15/15	1,013,250
1,000,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	970,000
175,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	152,688
400,000	Tenet Healthcare Corp., (144A), 9.25%, due 02/01/15	370,000	*
975,000	US Oncology, Inc., 10.75%, due 08/15/14	1,057,875
	Total Healthcare	7,057,125

	Heavy Machinery (0.8%)
1,100,000	Case New Holland, Inc., 7.125%, due 03/01/14	1,072,500

	Home Construction, Furnishings & Appliances (3.4%)
900,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	804,375
1,125,000	Standard Pacific Corp., 9.25%, due 04/15/12	1,088,438
1,150,000	Technical Olympic USA, Inc., 10.375%, due 07/01/12	1,012,000	†
1,875,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	1,725,000
	Total Home Construction, Furnishings & Appliances	4,629,813

	Insurance (0.8%)
1,100,000	Leucadia National Corp., 7%, due 08/15/13	1,080,750

	Media - Broadcasting & Publishing (6.3%)
350,000	American Media Operations, Inc., 8.875%, due 01/15/11	306,250	†
325,000	Charter Communications Holdings I LLC, 11%, due 10/01/15	290,875
825,000	Charter Communications Holdings II LLC, 10.25%, due 09/15/10	835,313
700,000	CSC Holdings, Inc., 7.625%, due 04/01/11	708,750
750,000	CSC Holdings, Inc., 7.625%, due 07/15/18	742,500
125,000	CSC Holdings, Inc., 7.875%, due 02/15/18	124,375
1,725,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	1,690,500
1,375,000	Primedia, Inc., 8%, due 05/15/13	1,204,844
150,000	Primedia, Inc., 8.875%, due 05/15/11	143,625	†
925,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	894,938
1,050,000	Rogers Cable, Inc., 6.75%, due 03/15/15	1,021,125
600,000	Young Broadcasting, Inc., 10%, due 03/01/11	544,500	†
	Total Media - Broadcasting & Publishing	8,507,595

	Metals (2.1%)
1,000,000	AK Steel Corp., 7.75%, due 06/15/12	987,500
1,200,000	Chaparral Steel Co., 10%, due 07/15/13	1,326,000
550,000	Ryerson, Inc., 8.25%, due 12/15/11	540,375
	Total Metals	2,853,875

	Oil & Gas (7.5%)
1,050,000	Basic Energy Services, Inc., (144A), 7.125%, due 04/15/16	987,000	*
2,200,000	Chesapeake Energy Corp., 7%, due 08/15/14	2,150,500
1,550,000	Dynegy Holdings, Inc., (144A), 8.375%, due 05/01/16	1,526,750	*
1,125,000	El Paso Corp., 7.875%, due 06/15/12	1,155,938
595,000	Exco Resources, Inc., 7.25%, due 01/15/11	580,125
980,000	Hanover Compressor Co., 9%, due 06/01/14	1,043,700
675,000	Mariner Energy, Inc., (144A), 7.5%, due 04/15/13	642,938	*
850,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	803,250
1,000,000	Williams Companies, Inc., 7.875%, due 09/01/21	1,017,500
175,000	Williams Companies, Inc., 8.125%, due 03/15/12	184,188
	Total Oil & Gas	10,091,889

	Pharmaceuticals (1.0%)
1,350,000	Angiotech Pharmaceuticals, Inc., (144A), 7.75%, due 04/01/14	1,306,125	*

	Radio Telephone Communications (2.8%)
1,000,000	Dobson Communications Corp., 8.875%, due 10/01/13	991,250	†
500,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	516,875
1,000,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	1,105,000
1,190,000	Rural Cellular Corp., 9.75%, due 01/15/10	1,195,950	†
	Total Radio Telephone Communications	3,809,075

	Real Estate (1.4%)
1,125,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	1,139,063
740,000	FelCor Lodging LP, 8.5%, due 06/01/11	778,850
	Total Real Estate	1,917,913

	Restaurants (0.9%)
950,000	AmeriQual Group LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	964,250	*
200,000	Real Mex Restaurants, Inc., 10%, due 04/01/10	208,000
	Total Restaurants	1,172,250

	Retailers (5.0%)
1,425,000	GSC Holdings Corp., 8%, due 10/01/12	1,444,594	†
1,400,000	Harry & David Holdings, Inc., 9%, due 03/01/13	1,267,000
700,000	Jean Coutu Group, Inc., 7.625%, due 08/01/12	681,625	†
1,425,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	1,514,063	†
300,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	308,250
525,000	Petro Stopping Centers, LP/Petro Financial Corp., 9%, due 02/15/12	523,688
1,050,000	Rite Aid Corp., 7.5%, due 01/15/15	1,034,250
	Total Retailers	6,773,470

	Telephone Communications, exc. Radio (6.9%)
875,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	857,500	†
640,000	Citizens Communications Co., 6.25%, due 01/15/13	613,600
1,250,000	Citizens Communications Co., 9%, due 08/15/31	1,287,500
1,125,000	Hawaiian Telcom Communications, 9.75%, due 05/01/13	1,141,875	†
1,225,000	Nordic Telephone Co. Holdings, (144A), 8.875%, due 05/01/16	1,264,813	*
500,000	Qwest Corp., 7.5%, due 06/15/23	481,875
200,000	Qwest Corp., 7.625%, due 06/15/15	202,000
1,400,000	Qwest Corp., 8.875%, due 03/15/12	1,501,500
525,000	Valor Telecommunications Enterprises LLC/Finance Corp., 7.75%, due 02/15/15	548,625
875,000	Windstream Corp., (144A), 8.125%, due 08/01/13	907,813	*
500,000	Windstream Corp., (144A), 8.625%, due 08/01/16	519,375	*
	Total Telephone Communications, exc. Radio	9,326,476

	Telephone Systems (0.3%)
325,000	American Cellular Corp., 10%, due 08/01/11	342,063
	Total Fixed Income Securities (Cost: $129,653,100) (93.4%)	125,500,998

Number of
Shares	Equity Securities	Value
1,151	Shreveport Gaming Holdings, Inc., Common Stock (Financial Services)	$10,503	* *
1,500	Viskase Cos., Inc., Common Stock (Beverages, Food & Tobacco)	—	* *
15,167	Huntsman Corp., (144A), Common Stock (Chemicals)	241,914	* *
4,075	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	6,150	* *
5,754	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	104,895	* *
800	Pliant Corp., (144A), Warrants, expire 06/01/10 (Containers & Packaging)	—	* * *
1,454	WRC Media Corp., (144A), Common Stock (Media - Broadcasting & Publishing)	—	* * *
2,047	Forman Petroleum Corp., Warrants, expire 01/14/07 (Oil & Gas Services)	—
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	* * *
	Total Equity Securities (Cost: $218,203) (0.3%)	363,462

Principal
Amount	Short-Term Investments	Value
$727,969	Abbey National PLC, 5.29%, due 08/11/06	$727,969	* * *
519,978	ABN Amro Bank NV, 5.305%, due 11/21/06	519,978	* * *
332,786	Bank of America, 5.27%, due 09/12/06	332,785	* * *
415,982	Bank of Montreal, 5.29%, due 08/03/06	415,981	* * *

519,978	Bank of Nova Scotia (The), 5.29%, due 08/08/06	519,977	* * *
519,978	Bank of Nova Scotia (The), 5.32%, due 08/16/06	519,977	* * *
519,978	Bank of the West, 5.25%, due 08/07/06	519,977	* * *
1,039,955	Barclays Bank PLC, 5.15%, due 08/01/06	1,039,954	* * *
203,433	Barton Capital LLC, 5.283%, due 08/04/06	203,432	* * *
623,973	Branch Banker & Trust, 5.355%, due 08/28/06	623,973	* * *
519,978	Calyon, 5.3%, due 08/08/06	519,978	* * *
207,991	Canadian Imperial Bank of Commerce, 5.36%, due 08/29/06	207,991	* * *
207,991	Charta LLC, 5.376%, due 08/23/06	207,991	* * *
207,991	Compass Securitization, 5.365%, due 08/21/06	207,991	* * *
311,987	CRC Funding LLC, 5.376%, due 08/23/06	311,987	* * *
519,978	Credit Suisse First Boston Corp., 5.29%, due 08/04/06	519,978	* * *
519,978	Dexia Group, 5.3%, due 08/09/06	519,978	* * *
307,876	Falcon Asset Securitization Corp., 5.291%, due 08/01/06	307,876	* * *
311,987	Fortis Bank, 5.29%, due 08/07/06	311,987	* * *
519,978	General Electric Capital Corp., 5.26%, due 08/02/06	519,978	* * *
207,991	Grampian Funding LLC, 5.365%, due 08/21/06	207,991	* * *
207,991	Greyhawk Funding, 5.389%, due 08/21/06	207,991	* * *
519,978	Harris NA, 5.29%, due 08/07/06	519,978	* * *
7,577,261	Investors Bank & Trust Depository Reserve, 3.61%	7,577,261
619,363	Liberty Street, 5.344%, due 08/16/06	619,363	* * *
207,991	Lloyds TSB Bank, 5.28%, due 08/10/06	207,991	* * *
820,084	National Australia Bank, 5.29%, due 08/01/06	820,084	* * *
207,991	Paradigm Funding LLC, 5.341%, due 08/15/06	207,991	* * *
411,872	Park Avenue Receivables Corp., 5.291%, due 08/01/06	411,872	* * *
207,991	Prefco, 5.355%, due 08/21/06	207,991	* * *
207,991	Ranger Funding, 5.423%, due 09/19/06	207,991	* * *
259,989	Skandinaviska Enskilda Banken AB, 5.3%, due 08/11/06	259,989	* * *
484,418	Svenska Handlesbanken, 5.29%, due 08/01/06	484,418	* * *
311,987	Toronto Dominion Bank, 5.4%, due 09/22/06	311,987	* * *
623,973	UBS AG, 5.25%, due 08/04/06	623,973	* * *
476,100	Variable Funding Capital Co., 5.272%, due 08/02/06	476,100	* * *
623,973	Wells Fargo & Co., 5.33%, due 08/15/06	623,973	* * *
519,978	Wells Fargo & Co., 5.4%, due 09/05/06	519,978	* * *
	Total Short-Term Investments (Cost: $23,556,660) (17.5%)	23,556,660
	Total Investments (Cost: $153,427,963) (111.2%)	149,421,120
	Liabilities in Excess of Other Assets (-11.2%)	(14,997,550)
	Net Assets (100.0%)	$134,423,570

Notes to the Schedule of Investments:

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2006, the value of these securities amounted to $27,516,345 or 20.47% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company’s Board of Directors.

* *	Non-income producing.
* * *	Represents investment of security lending collateral (Note 3).
†	Security partially or fully lent (Note 3).
#	Company is in default and is not making interest payments.
Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, Repurchase Agreements and Time Deposits.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Advertising	0.3%
Airlines	0.7
Auto Components	0.2
Automotive	2.0
Banking & Financial Services	3.5
Beverages, Food & Tobacco	0.6
Building Materials	0.5
Chemicals	5.5
Coal	0.7
Commercial Services	4.1
Communications	3.0
Computer Integrated Systems Design	1.6
Containers & Packaging	2.5
Electric Utilities	6.2
Electrical Equipment	1.3
Electronics	1.9
Entertainment & Leisure	6.3
Food Retailers	0.4
Forest Products & Paper	7.9
Healthcare	5.3
Heavy Machinery	0.8
Home Construction, Furnishings & Appliances	3.4
Insurance	0.8
Media - Broadcasting & Publishing	6.3
Metals	2.1
Oil & Gas	7.5
Pharmaceuticals	1.0
Radio Telephone Communications	2.8
Real Estate	1.4
Restaurants	0.9
Retailers	5.0
Telephone Communications, exc. Radio	6.9
Telephone Systems	0.3
Short-Term Investments	17.5
Total	111.2%

See accompanying Notes to Schedules of Investments

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (33.8% of Net Assets)
$4,787,868	Countrywide Alternative Loan Trust (05-76-1A1), 5.762%, due 01/25/36	$4,841,732
1,855,317	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 4.28%, due 11/25/32	1,816,003
38,729	Federal Home Loan Mortgage Corp. (2432-FH), 6.069%, due 03/15/32	39,073
326,191	Federal Home Loan Mortgage Corp. (2585-FD), 5.869%, due 12/15/32	327,333
2,785,538	Federal Home Loan Mortgage Corp. (2649-PF), 5.769%, due 06/15/33	2,789,187
3,396,997	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24	3,346,178
1,518,447	Federal Home Loan Mortgage Corp. (3063-FJ), 5.929%, due 05/15/33	1,519,631
4,084,812	Federal Home Loan Mortgage Corp. (3070-FT), 5.719%, due 11/15/35	4,084,730
4,899,572	Federal Home Loan Mortgage Corp. (3170-FM), 5.719%, due 09/15/33	4,902,708
16,300	Federal National Mortgage Association (02-36-FK), 5.773%, due 12/25/29	16,306
469,560	Federal National Mortgage Association (02-55-VK), 6%, due 07/25/13	468,161
2,957,452	Federal National Mortgage Association (06-30-KF), 5.763%, due 05/25/36	2,963,219
1,587,641	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 5.823%, due 06/25/34	1,583,736
328,758	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 5.773%, due 12/25/33	329,596
2,529,950	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 5.411%, due 10/25/45	2,562,358
214,803	Residential Accredit Loans, Inc. (02-QS16-A2), 5.873%, due 10/25/17	215,108
3,063,112	Washington Mutual MSC Mortgage Pass Through Certificates (02-MS3-2A3), 6%, due 05/25/17	3,047,428
131,645	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 5.773%, due 02/25/33 (PAC)	131,976
1,678,315	Wells Fargo Mortgage Backed Securities Trust (05-18-2A3), 5.5%, due 01/25/36	1,662,002
	Total Collateralized Mortgage Obligations (Cost: $36,751,061)	36,646,465

	U.S. Government Agency Obligations (64.6%)
278,605	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.151%, due 08/01/33	275,524
3,817,214	Federal Home Loan Mortgage Corp., Pool #1L0090, 5.202%, due 06/01/35	3,800,877
400,456	Federal Home Loan Mortgage Corp., Pool #310005, 6.916%, due 11/01/19	407,148
213,728	Federal Home Loan Mortgage Corp., Pool #610967, 6.469%, due 04/01/28	217,998
2,506,212	Federal Home Loan Mortgage Corp., Pool #780721, 3.604%, due 08/01/33	2,509,470
474,595	Federal Home Loan Mortgage Corp., Pool #780833, 2.677%, due 09/01/33	464,937
3,018,391	Federal Home Loan Mortgage Corp., Pool #781122, 3.635%, due 12/01/33	3,009,366
283,334	Federal Home Loan Mortgage Corp., Pool #789924, 4.858%, due 11/01/32	280,084
4,792,507	Federal Home Loan Mortgage Corp., Pool #847342, 4.542%, due 05/01/34	4,815,415
209,719	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	209,541
75,104	Federal National Mortgage Association, Pool #392536, 7.575%, due 08/01/27	76,202
263,942	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	271,374
137,551	Federal National Mortgage Association, Pool #661691, 4.829%, due 10/01/32	137,201
2,895,526	Federal National Mortgage Association, Pool #711014, 3.422%, due 10/01/33	2,885,826
385,854	Federal National Mortgage Association, Pool #725886, 3.2%, due 05/01/34	381,197
2,261,383	Federal National Mortgage Association, Pool #735084, 4.271%, due 02/01/34	2,260,817
1,737,651	Federal National Mortgage Association, Pool #735524, 4.017%, due 02/01/35	1,736,765
2,956,223	Federal National Mortgage Association, Pool #735542, 3.801%, due 11/01/34	2,927,281
2,580,577	Federal National Mortgage Association, Pool #770222, 3.2%, due 04/01/34	2,557,791
5,538,220	Federal National Mortgage Association, Pool #773853, 3.439%, due 04/01/34	5,479,514
2,482,104	Federal National Mortgage Association, Pool #786884, 4.567%, due 08/01/34	2,491,338

3,340,719	Federal National Mortgage Association, Pool #793031, 4.512%, due 07/01/34	3,355,452
2,847,929	Federal National Mortgage Association, Pool #804017, 4.03%, due 12/01/34	2,794,588
1,872,601	Federal National Mortgage Association, Pool #821159, 5.311%, due 05/01/35	1,879,567
2,823,298	Federal National Mortgage Association, Pool #821542, 4.331%, due 05/01/35	2,779,424
2,129,384	Federal National Mortgage Association, Pool #821915, 4.926%, due 06/01/35	2,122,484
2,955,395	Federal National Mortgage Association, Pool #822073, 4.982%, due 07/01/35	2,953,090
1,334,148	Federal National Mortgage Association, Pool #826239, 3.464%, due 07/01/35	1,328,531
1,310,962	Federal National Mortgage Association, Pool #830581, 5.46%, due 05/01/35	1,316,022
2,059,972	Federal National Mortgage Association, Pool #832721, 3.567%, due 09/01/35	2,094,786
1,931,573	Federal National Mortgage Association, Pool #841970, 4.658%, due 10/01/33	1,966,476
97,581	Government National Mortgage Association II, Pool #80022, 5.125%, due 12/20/26	98,148
1,248,637	Government National Mortgage Association II, Pool #80546, 5%, due 10/20/31	1,249,548
185,981	Government National Mortgage Association II, Pool #80636, 4.5%, due 09/20/32	186,113
811,740	Government National Mortgage Association II, Pool #80734, 4.5%, due 09/20/33	813,072
30,178	Government National Mortgage Association II, Pool #80747, 5.125%, due 10/20/33	30,275
161,016	Government National Mortgage Association II, Pool #80757, 4.5%, due 10/20/33	161,280
324,049	Government National Mortgage Association II, Pool #80764, 5.125%, due 11/20/33	325,093
353,237	Government National Mortgage Association II, Pool #80766, 5.125%, due 11/20/33	353,943
987,655	Government National Mortgage Association II, Pool #80797, 5%, due 01/20/34	985,088
4,750,852	Government National Mortgage Association II, Pool #80848, 5.625%, due 03/20/34	4,807,719
457,363	Government National Mortgage Association II, Pool #80869, 4.5%, due 04/20/34	459,591
438,198	Government National Mortgage Association II, Pool #80937, 4.875%, due 06/20/34	443,399
413,187	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	420,947
	Total U.S. Government Agency Obligations (Cost: $70,389,770)	70,120,302
	Total Fixed Income Securities (Cost: $107,140,831) (98.4%)	106,766,767

Principal
Amount	Short-Term Investments	Value
$4,000,000	American General Finance Corp., 5.25%, due 08/04/06 (Commercial Paper)	$3,998,250
263,961	Investors Bank & Trust Depository Reserve, 3.61%	263,961
1,630,000	Toyota Motor Credit Co., 5.24%, due 08/02/06 (Commercial Paper)	1,629,763
	Total Short-Term Investments (Cost: $5,891,974) (5.4%)	5,891,974
	Total Investments (Cost: $113,032,805) (103.8%)	112,658,741
	Liabilities in Excess of Other Assets (-3.8%)	(4,129,079)
	Net Assets (100.0%)	$108,529,662

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Banking & Financial Services	14.9%
U.S. Government Securities	83.5
Short-Term Investments	5.4
Total	103.8%

See accompanying Notes to Schedules of Investments

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2006

Principal
Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (75.0% of Net Assets)
$5,476,392	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.228%, due 02/25/35	$5,413,139
5,182,671	Countrywide Alternative Loan Trust (05-27-1A2), 5.543%, due 08/25/35	5,198,841
19,151,473	Countrywide Alternative Loan Trust (05-76-1A1), 5.762%, due 01/25/36	19,366,927
5,173,929	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	5,145,938
2,322,241	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	2,263,555
224,261	Federal Home Loan Mortgage Corp. (1422-SA), 9.984%, due 11/15/07 (I/F)	225,763
85,197	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	85,187
2,221,239	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	2,261,022
60,028	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	60,030
2,075,803	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	2,076,634
1,004,526	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	1,023,953
3,864,478	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	3,862,661
7,740,450	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	7,997,743
4,891,506	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	4,521,562
12,692,442	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32	12,097,547
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,255,920
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 0.759%, due 07/15/33 (I/F)(TAC)	394,811
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,488,955
9,254,717	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	9,039,082
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,269,410
2,934,310	Federal Home Loan Mortgage Corp. (2702-CS), 0.947%, due 11/15/33 (I/F)	1,760,557
7,992,656	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	7,173,169
13,724,094	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	13,060,397
10,347,649	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	9,797,879
3,665,223	Federal Home Loan Mortgage Corp. (2801-PS), 0.304%, due 05/15/34 (I/F)	2,674,146
214,821	Federal Home Loan Mortgage Corp. (2812-SE), 3.052%, due 08/15/32 (I/F)	212,256
5,995,971	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	3,696,456
5,888,868	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23	4,698,551
10,822,067	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	10,052,293
12,663,382	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	12,137,852
6,923,457	Federal Home Loan Mortgage Corp. (2991-SH), 2.953%, due 07/15/33	6,169,008
8,890,672	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	8,541,904
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 0.233%, due 10/15/35 (I/F)	2,861,908
24,728,031	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	23,905,824
3,671,151	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,666,415
6,142,407	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32	5,611,519
7,985,129	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	7,598,409
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,498,450
14,219,853	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33	13,490,374
3,420,909	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	3,227,491
9,962,401	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	9,231,659
1,675,594	Federal National Mortgage Association (04-19-SP), 0.925%, due 06/25/33 (I/F)	1,119,900
3,189,540	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,000,113

5,607,938	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	5,383,844
13,455,399	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	12,915,299
7,153,508	Federal National Mortgage Association (04-52-SW), 2.14%, due 07/25/34 (I/O)	265,967
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	8,820,300
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,246,720
13,937,776	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	13,317,127
10,152,203	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	9,275,967
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35	8,477,135
3,402,501	Federal National Mortgage Association (26-72-SH), 3.523%, due 09/15/33 (I/F)	2,625,710
938,013	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	998,412
5,509,178	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24	4,379,852
1,773,156	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,782,483
367,879	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	382,531
444,364	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	454,020
2,679,036	Government National Mortgage Association (02-41-SB), 0.622%, due 06/20/32 (I/F)(I/O)	38,123
3,830,525	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,813,134
3,130,406	Government National Mortgage Association (02-76-SG), 2.231%, due 10/16/29 (I/F)(I/O)	172,110
7,365,506	Government National Mortgage Association (03-42-SH), 1.172%, due 05/20/33 (I/F)(I/O)	185,390
8,449,702	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	7,538,064
4,393,890	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	3,988,818
12,172,204	Harborview Mortgage Loan Trust (04-5-3A), 4.219%, due 06/19/34	11,657,417
7,761,412	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	6,598,752
6,411,979	Master Asset Securitization Trust (03-10-2A1), 4.5%, due 11/25/13	6,196,857
3,501,820	Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	3,400,372
10,800,203	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	10,717,473
3,427,641	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	3,380,031
600,970	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	600,976
	Total Collateralized Mortgage Obligations (Cost: $403,743,821)	391,848,094

	U.S. Government Agency Obligations (20.3%)
4,190,187	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.731%, due 11/01/34	4,051,701
26,122	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	26,273
539,830	Federal Home Loan Mortgage Corp., Pool #755363, 6.509%, due 09/01/30	544,008
13,103,849	Federal Home Loan Mortgage Corp., Pool #781681, 4.715%, due 06/01/34	12,563,446
991,669	Federal Home Loan Mortgage Corp., Pool #789924, 4.858%, due 11/01/32	980,294
24,576	Federal Home Loan Mortgage Corp., Pool #846317, 6.357%, due 08/01/26	24,788
118,652	Federal Home Loan Mortgage Corp., Pool #846510, 6.371%, due 04/01/25	120,922
211,814	Federal Home Loan Mortgage Corp., Pool #846732, 6.426%, due 01/01/30	214,076
167,492	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	162,853
195,155	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	189,628
415,624	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	403,854
387,944	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	376,958
982,396	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	981,817
3,398,449	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	3,214,049
186,677	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	189,739
976	Federal National Mortgage Association, Pool #029542, 8.75%, due 07/01/09	999
105,388	Federal National Mortgage Association, Pool #124410, 6.074%, due 07/01/22	107,201
968,605	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	976,915
1,340,440	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,329,703
3,352,307	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	3,275,539
39,338	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	40,129
57,707	Federal National Mortgage Association, Pool #348025, 6.92%, due 06/01/26	58,341
1,543,178	Federal National Mortgage Association, Pool #655819, 4.941%, due 08/01/32	1,548,548

1,603,142	Federal National Mortgage Association, Pool #661856, 4.806%, due 10/01/32	1,608,336
4,007,454	Federal National Mortgage Association, Pool #671133, 5.18%, due 02/01/33	3,902,819
1,129,201	Federal National Mortgage Association, Pool #672272, 4.954%, due 12/01/32	1,118,745
2,829,889	Federal National Mortgage Association, Pool #676766, 4.738%, due 01/01/33	2,814,296
1,821,728	Federal National Mortgage Association, Pool #687847, 4.54%, due 02/01/33	1,793,473
4,163,598	Federal National Mortgage Association, Pool #692104, 5.071%, due 02/01/33	4,044,019
4,460,769	Federal National Mortgage Association, Pool #699866, 4.389%, due 04/01/33	4,313,742
2,522,944	Federal National Mortgage Association, Pool #704454, 4.248%, due 05/01/33	2,430,756
2,186,404	Federal National Mortgage Association, Pool #708820, 4.664%, due 06/01/33	2,143,813
5,239,055	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	4,890,919
3,084,936	Federal National Mortgage Association, Pool #728824, 3.94%, due 07/01/33	2,956,233
5,020,736	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,894,816
8,472,948	Federal National Mortgage Association, Pool #735378, 4.5%, due 10/01/19	8,102,511
378,499	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	368,014
7,752,416	Federal National Mortgage Association, Pool #821915, 4.926%, due 06/01/35	7,727,298
17,721,881	Federal National Mortgage Association, Pool #838765, 5.212%, due 10/01/35	17,244,099
1,019,901	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	1,050,008
116,760	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	120,207
3,316,033	Government National Mortgage Association, Pool #80963, 3%, due 07/20/34	3,288,510
	Total U.S. Government Agency Obligations (Cost: $109,234,982)	106,194,395

	U.S. Government Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	101,064
	Total Fixed Income Securities (Cost: $513,076,147) (95.3%)	498,143,553

Principal
Amount	Short-Term Investments	Value
$1,495,000	American General Finance Corp., 5.27%, due 08/10/06 (Commercial Paper)	$1,493,030
2,730,000	American General Finance Corp., 5.3%, due 08/24/06 (Commercial Paper)	2,720,756
6,870,000	American General Finance Corp., 5.31%, due 08/24/06 (Commercial Paper)	6,846,694
6,420,000	Danske Corp., 5.25%, due 08/10/06 (Commercial Paper)	6,411,574
4,000,000	HSBC Finance Corp., 5.26%, due 08/17/06 (Commercial Paper)	3,990,649
317,752	Investors Bank & Trust Depository Reserve, 3.61%	317,752
2,000,000	UBS Finance, 5.27%, due 08/10/06 (Commercial Paper)	1,997,365
	Total Short-Term Investments (Cost: $23,777,819) (4.5%)	23,777,820
	Total Investments (Cost: $536,853,966) (99.8%)	521,921,373
	Excess of Other Assets over Liabilities (0.2%)	830,394
	Net Assets (100.0%)	$522,751,767

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
P/O	-	Principal Only Security.
PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Banking & Financial Services	23.2%
U.S. Government Securities	72.1
Short-Term Investments	4.5
Total	99.8%

See accompanying Notes to Schedules of Investments

TCW Funds, Inc.

U.S. Fixed Income

Notes to Schedules of Investments (Unaudited)	July 31, 2006

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, that currently offers a selection of 23 no-load mutual funds known as the TCW Funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report (“U.S. Fixed Income Funds”):

TCW Fund	Investment Objective
Diversified Money Market Fund
TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.
Diversified Fixed Income Funds
TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.
TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.
TCW Short Term Bond Fund

Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the U.S. Fixed Income Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

For Funds other than the TCW Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements:  All Fixed Income Funds, except for the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at July 31, 2006.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options:  Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at July 31, 2006. The loans were collateralized with cash which were invested in short-term instruments.

	Market Value of
	Loaned Securities	Collateral Value
TCW Core Fixed Income Fund	$7,655	$7,945
TCW High Yield Bond Fund	15,095	15,979

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At July 31, 2006, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW	TCW	TCW	TCW
	Core Fixed	High Yield	Short Term	Total Return
	Income Fund	Bond Fund	Bond Fund	Bond Fund
Unrealized Appreciation	$76	$1,024	$168	$3,362
Unrealized (Depreciation)	(1,192)	(5,345)	(542)	(18,295)
Cost of Investments for Federal Income Tax Purposes	$58,643	$153,742	$113,033	$536,854

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at July 31, 2006.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
Alvin R. Albe, Jr.
Chief Executive Officer

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
Alvin R. Albe, Jr.
Chief Executive Officer

Date

By (Signature and Title)
David S. DeVito
Chief Financial Officer

Date